Annual Report

December 31, 2025

Symetra Separate Account SL

Symetra Separate Account SL
Report of Independent Registered Public Accounting Firm
To the Board of Directors of Symetra Life Insurance Company and the Contract Owners of Symetra Separate Account SL:

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Symetra Separate Account SL (the Subaccounts), as of December 31, 2025, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, and the results of their operations and changes in net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements are the responsibility of the Subaccounts' management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with custodians and transfer agents of the underlying investments. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of the Separate Account since 2020.

Minneapolis, Minnesota
April 22, 2026

Symetra Separate Account SL
Report of Independent Registered Public Accounting Firm (Continued)

Appendix
Unless noted otherwise, statement of assets and liabilities as of December 31, 2025 and statements of operations and changes in net assets for each of the years in the two-year period then ended.

American Funds IS Growth Fund	Fidelity Mid Cap II
BNY Mellon Appreciation	Fidelity Overseas
BNY Mellon MidCap Stock	Franklin Allocation VIP Fund - Class 1
BNY Mellon Stock Index	Franklin DynaTech VIP Fund - Class 2
BNY Mellon Sustainable U.S. Equity	Franklin Income VIP Fund - Class 1
BNY Mellon Technology Growth	Franklin Income VIP Fund - Class 2
Columbia Variable Portfolio - Acorn Fund	Franklin Mutual Shares VIP Fund - Class 2
CVT Nasdaq-100 Index Class I	Franklin Small Cap Value VIP Fund - Class 1
CVT Russell 2000 Small Cap Index Class I	Franklin Small Cap Value VIP Fund - Class 2
Dimensional VIT Inflation-Protected Securities	Franklin Small-Mid Cap Growth VIP Fund - Class 2
DWS CROCI International VIP - Class A	Franklin U.S. Government Securities VIP Fund - Class 2
DWS Global Income Builder VIP A	Goldman Sachs Government Money Market - Institutional Class
Federated Hermes High Income Bond	Invesco American Franchise Fund I
Federated Hermes Managed Volatility II	Invesco American Franchise Fund II
Fidelity Asset Manager 50% Portfolio	Invesco Discovery Mid Cap Growth Fund I
Fidelity Asset Manager 70% Portfolio	Invesco Discovery Mid Cap Growth Fund II
Fidelity Balanced	Invesco EQV International Equity I
Fidelity Contrafund	Invesco EQV International Equity II
Fidelity Equity-Income	Invesco Global Real Estate
Fidelity Extended Market Index - Initial Class	Invesco Health Care
Fidelity Government Money Market Portfolio - Initial Class	LVIP American Century Balanced Fund Standard Class II
Fidelity Growth	LVIP American Century Inflation Protection Fund Service
Fidelity Growth & Income	LVIP American Century Inflation Protection Fund Standard II
Fidelity Growth Opportunities	LVIP American Century International Fund Standard Class II
Fidelity High Income	LVIP American Century Large Company Value Fund Service
Fidelity Index 500	LVIP American Century Ultra Fund Service Class
Fidelity Investment Grade Bond	LVIP American Century Ultra Fund Standard Class II
Fidelity Mid Cap I	LVIP American Century Value Fund Standard Class II

Symetra Separate Account SL
Report of Independent Registered Public Accounting Firm (Continued)

LVIP JPMorgan Mid Cap Value Fund - Standard Class	Vanguard Total Stock Market Index
LVIP JPMorgan U.S. Equity Fund - Standard Class	Victory Pioneer Bond VCT Class I
Morningstar Aggressive Growth ETF Asset Allocation - Class I	Victory Pioneer Equity Income VCT Class I
Morningstar Growth ETF Asset Allocation - Class I	Victory Pioneer Equity Income VCT Class II
Neuberger Berman AMT Mid Cap Growth Portfolio Class 1	Victory Pioneer Fund VCT Class I
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class 1	Victory Pioneer High Yield VCT Class II
PIMCO All Asset Portfolio Admin	Victory Pioneer Mid Cap Value VCT Class I
PIMCO All Asset Portfolio Advisor	Victory Pioneer Select Mid Cap Growth VCT Class I
PIMCO CommodityRealReturn Strat. Administrative Class	Victory Pioneer Strategic Income VCT Class I
PIMCO Total Return Admin	Victory Pioneer Strategic Income VCT Class II
Templeton Developing Markets VIP Fund - Class 1	Voya Global High Dividend Low Volatility Portfolio - Class S
Templeton Developing Markets VIP Fund - Class 2	VY JPMorgan Emerging Markets Equity Portfolio Initial
Templeton Global Bond VIP Fund - Class 1
Templeton Global Bond VIP Fund - Class 2
Templeton Growth VIP Fund - Class 1
Templeton Growth VIP Fund - Class 2
Vanguard Balanced
Vanguard Conservative Allocation
Vanguard Diversified Value
Vanguard Equity Income
Vanguard Equity Index
Vanguard High Yield Bond
Vanguard International
Vanguard Mid-Cap Index
Vanguard Real Estate Index
Vanguard Small Company Growth
Vanguard Total Bond Market Index
Vanguard Total International Stock Market Index

Symetra Separate Account SL
Statements of Assets and Liabilities
As of December 31, 2025

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
American Funds IS Growth Fund	4,444	$488,793	$626,786	$626,786	39,266
BNY Mellon Appreciation	36,001	1,270,966	1,212,148	1,212,148	22,625
BNY Mellon MidCap Stock	79,696	1,476,264	1,621,026	1,621,026	29,509
BNY Mellon Stock Index	21,985	1,405,168	1,921,984	1,921,984	21,883
BNY Mellon Sustainable U.S. Equity	8,372	331,561	489,708	489,708	12,264
BNY Mellon Technology Growth	78,946	1,586,478	1,754,971	1,754,971	43,852
Columbia Variable Portfolio - Acorn Fund[1]	19,968	306,620	317,510	317,510	3,939
CVT Nasdaq-100 Index Class I	1,267	162,597	250,706	250,706	192
Dimensional VIT Inflation-Protected Securities	5,924	54,835	54,919	54,919	5,438
DWS CROCI International VIP - Class A	11,703	81,287	121,957	121,957	7,635
DWS Global Income Builder VIP A	22,974	505,995	513,472	513,472	18,991
Federated Hermes High Income Bond	20,745	121,442	119,908	119,908	3,243
Federated Hermes Managed Volatility II	4,235	41,386	44,032	44,032	1,636
Fidelity Asset Manager 50% Portfolio[1]	125,614	1,947,825	2,213,314	2,213,314	9,498
Fidelity Asset Manager 70% Portfolio[1]	22,541	443,054	583,109	583,109	7,394
Fidelity Balanced	2,546	55,569	67,489	67,489	1,005
Fidelity Contrafund	275,548	12,020,313	16,502,596	16,502,596	52,237
Fidelity Equity-Income	298,322	7,056,886	8,779,591	8,779,591	30,614
Fidelity Extended Market Index - Initial Class	4,744	66,557	75,618	75,618	6,210
Fidelity Government Money Market Portfolio - Initial Class	1,200,163	1,200,163	1,200,165	1,200,165	63,435
Fidelity Growth	297,397	25,329,152	29,061,638	29,061,638	89,629
Fidelity Growth & Income	92,310	2,300,318	3,078,547	3,078,547	35,404
Fidelity Growth Opportunities	29,589	1,381,233	2,949,671	2,949,671	23,500
Fidelity High Income	102,124	518,272	498,363	498,363	4,153
Fidelity Index 500	17,449	5,586,953	11,518,149	11,518,149	126,796
Fidelity Investment Grade Bond	69,295	892,633	787,171	787,171	2,447
Fidelity Mid Cap I	3,936	143,060	147,640	147,640	336
Fidelity Mid Cap II	54,397	1,861,770	1,913,154	1,913,154	33,100
Fidelity Overseas	62,624	1,403,443	1,723,385	1,723,385	8,675
Franklin Allocation VIP Fund - Class 1	5,613	33,055	31,430	31,430	114
Franklin DynaTech VIP Fund - Class 2	39,709	206,835	261,286	261,286	3,520
Franklin Income VIP Fund - Class 1	93,936	1,348,702	1,504,840	1,504,840	5,175
Franklin Income VIP Fund - Class 2	9,352	135,903	141,775	141,775	4,541
Franklin Mutual Shares VIP Fund - Class 2	7,521	114,970	121,084	121,084	3,252
Franklin Small Cap Value VIP Fund - Class 1	7,732	127,876	115,518	115,518	268
Franklin Small Cap Value VIP Fund - Class 2	80,211	1,027,370	1,112,535	1,112,535	23,890
Franklin Small-Mid Cap Growth VIP Fund - Class 2	84,480	1,250,033	1,208,913	1,208,913	35,092
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Assets and Liabilities (continued)
As of December 31, 2025

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
Franklin U.S. Government Securities VIP Fund - Class 2	37,297	$417,968	$391,616	$391,616	21,120
Goldman Sachs Government Money Market - Institutional Class	1,061,750	1,061,751	1,061,751	1,061,751	90,794
Invesco American Franchise Fund I	31,261	1,904,001	2,532,209	2,532,209	48,915
Invesco American Franchise Fund II	1,086	62,806	78,188	78,188	1,272
Invesco Discovery Mid Cap Growth Fund I	469	31,899	35,232	35,232	525
Invesco Discovery Mid Cap Growth Fund II	5,020	351,857	318,268	318,268	8,690
Invesco EQV International Equity I	10,549	363,788	380,937	380,937	6,734
Invesco EQV International Equity II	7,445	259,880	263,460	263,460	11,132
Invesco Global Real Estate	28,887	448,089	409,049	409,049	9,103
Invesco Health Care	1,170	32,516	34,947	34,947	632
LVIP American Century Balanced Fund Standard Class II	123,846	962,766	1,120,181	1,120,181	21,231
LVIP American Century Inflation Protection Fund Service	175,626	1,756,796	1,586,951	1,586,951	100,618
LVIP American Century Inflation Protection Fund Standard II	134,145	1,235,991	1,210,922	1,210,922	7,106
LVIP American Century International Fund Standard Class II	74,430	829,991	911,394	911,394	24,953
LVIP American Century Large Company Value Fund Service	5,380	93,341	109,991	109,991	2,896
LVIP American Century Ultra Fund Service Class	22,883	512,758	685,643	685,643	7,980
LVIP American Century Ultra Fund Standard Class II	16,281	321,676	512,779	512,779	4,629
LVIP American Century Value Fund Standard Class II	133,983	1,491,601	1,730,930	1,730,930	30,549
LVIP JPMorgan Mid Cap Value Fund - Standard Class	164,574	1,673,103	1,483,143	1,483,143	24,549
LVIP JPMorgan U.S. Equity Fund - Standard Class	26,209	830,744	1,293,853	1,293,853	13,271
Morningstar Aggressive Growth ETF Asset Allocation Class I	16,031	211,960	277,184	277,184	828
Morningstar Growth ETF Asset Allocation Class I	7,558	88,457	103,545	103,545	335
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class I	2,371	40,677	38,906	38,906	115
PIMCO All Asset Portfolio Admin	158,464	1,346,610	1,518,085	1,518,085	6,342
PIMCO All Asset Portfolio Advisor	4,580	47,493	44,700	44,700	1,845
PIMCO CommodityRealReturn Strat. Administrative Class	141,156	887,239	887,868	887,868	72,616
PIMCO Total Return Admin	2,841	26,037	26,841	26,841	141
Templeton Developing Markets VIP Fund - Class 1	7,225	65,844	88,146	88,146	470
Templeton Developing Markets VIP Fund - Class 2	104,306	944,105	1,260,015	1,260,015	28,134
Templeton Global Bond VIP Fund - Class 1	5,859	100,310	82,022	82,022	486
Templeton Global Bond VIP Fund - Class 2	3,866	53,667	50,911	50,911	2,958
Templeton Growth VIP Fund - Class 1	5,759	69,095	83,573	83,573	377
Templeton Growth VIP Fund - Class 2	12,556	138,026	177,661	177,661	5,850
Vanguard Balanced	23,670	556,361	601,448	601,448	44,411
Vanguard Conservative Allocation	1,109	27,846	29,335	29,335	2,533
Vanguard Diversified Value	26,974	410,969	471,246	471,246	31,508
Vanguard Equity Income	8,499	173,530	222,845	222,845	448
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Assets and Liabilities (continued)
As of December 31, 2025

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
Vanguard Equity Index	435,375	$22,880,713	$35,683,318	$35,683,318	1,070,748
Vanguard High Yield Bond	36,355	267,068	274,486	274,486	13,444
Vanguard International	9,092	211,177	259,930	259,930	900
Vanguard Mid-Cap Index	382,554	8,850,926	10,696,176	10,696,176	462,659
Vanguard Real Estate Index	16,600	189,382	192,065	192,065	6,887
Vanguard Small Company Growth	1,883	36,851	35,921	35,921	76
Vanguard Total Bond Market Index	36,070	373,915	389,560	389,560	39,201
Vanguard Total International Stock Market Index	21,211	451,500	569,703	569,703	43,632
Vanguard Total Stock Market Index	612,276	26,172,973	37,305,909	37,305,909	1,199,583
Victory Pioneer Bond VCT Portfolio Class I1	85,567	908,277	835,999	835,999	26,013
Victory Pioneer Equity Income VCT Portfolio Class II1	16,621	229,066	205,592	205,592	4,702
Victory Pioneer Fund VCT Portfolio Class I1	392,292	5,878,860	7,708,514	7,708,514	77,499
Victory Pioneer High Yield VCT Portfolio Class II1	10,938	92,568	93,631	93,631	3,702
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	144,346	1,778,576	1,644,098	1,644,098	25,130
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	255,166	6,551,738	7,484,034	7,484,034	75,423
Victory Pioneer Strategic Income VCT Portfolio Class I1	10,943	110,924	102,752	102,752	464
Victory Pioneer Strategic Income VCT Portfolio Class II1	14,243	131,476	133,465	133,465	6,284
Voya Global High Dividend Low Volatility Portfolio - Class S	43,984	469,480	531,342	531,342	2,261
VY JPMorgan Emerging Markets Equity Portfolio Initial	45,671	694,009	629,815	629,815	1,583

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
American Funds IS Growth Fund	$400,334	$1,143	$—	$1,143	$14,878	$35,076	$42,646	$92,600	$93,743	$185,440	$(52,731)	$132,709	$226,452	$626,786
BNY Mellon Appreciation	1,127,148	4,205	(8,063)	(3,858)	(4,615)	170,605	(58,788)	107,202	103,344	20,264	(38,608)	(18,344)	85,000	1,212,148
BNY Mellon MidCap Stock	1,512,143	10,343	(10,742)	(399)	(792)	134,455	6,895	140,558	140,159	54,124	(85,400)	(31,276)	108,883	1,621,026
BNY Mellon Stock Index	1,684,672	13,733	(12,347)	1,386	66,906	95,853	109,326	272,085	273,471	155,644	(191,803)	(36,159)	237,312	1,921,984
BNY Mellon Sustainable U.S. Equity	431,070	1,129	(3,149)	(2,020)	4,521	36,070	26,238	66,829	64,809	12,406	(18,577)	(6,171)	58,638	489,708
BNY Mellon Technology Growth	1,423,069	—	(11,031)	(11,031)	13,323	672,020	(295,850)	389,493	378,462	36,947	(83,507)	(46,560)	331,902	1,754,971
Columbia Variable Portfolio - Acorn Fund[1]	339,594	—	(2,168)	(2,168)	(23,416)	—	36,568	13,152	10,984	3,347	(36,415)	(33,068)	(22,084)	317,510
CVT Nasdaq-100 Index Class I	210,484	630	(1,683)	(1,053)	650	3,699	37,682	42,031	40,978	—	(756)	(756)	40,222	250,706
Dimensional VIT Inflation-Protected Securities	44,099	2,082	—	2,082	148	—	1,058	1,206	3,288	14,472	(6,940)	7,532	10,820	54,919
DWS CROCI International VIP - Class A	88,358	2,749	(729)	2,020	2,013	—	33,693	35,706	37,726	7,102	(11,229)	(4,127)	33,599	121,957
DWS Global Income Builder VIP A	461,027	21,028	(3,342)	17,686	(138)	60,203	(10,620)	49,445	67,131	26,720	(41,406)	(14,686)	52,445	513,472
Federated Hermes High Income Bond	115,963	6,965	(827)	6,138	(2,334)	—	4,720	2,386	8,524	10,689	(15,268)	(4,579)	3,945	119,908
Federated Hermes Managed Volatility II	41,950	1,205	(295)	910	92	735	870	1,697	2,607	2,189	(2,714)	(525)	2,082	44,032
Fidelity Asset Manager 50% Portfolio[1]	2,539,159	53,316	(20,240)	33,076	72,220	112,158	77,579	261,957	295,033	131,939	(752,817)	(620,878)	(325,845)	2,213,314
Fidelity Asset Manager 70% Portfolio[1]	550,074	10,103	(4,617)	5,486	19,337	19,019	49,547	87,903	93,389	14,440	(74,794)	(60,354)	33,035	583,109
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
Fidelity Balanced	$76,076	$1,136	$(488)	$648	$5,318	$3,825	$(903)	$8,240	$8,888	$2,794	$(20,269)	$(17,475)	$(8,587)	$67,489
Fidelity Contrafund	14,757,367	21,593	(124,394)	(102,801)	693,393	2,475,163	(158,010)	3,010,546	2,907,745	271,050	(1,433,566)	(1,162,516)	1,745,229	16,502,596
Fidelity Equity-Income	8,188,504	149,818	(71,947)	77,871	285,812	463,830	566,180	1,315,822	1,393,693	253,731	(1,056,337)	(802,606)	591,087	8,779,591
Fidelity Extended Market Index - Initial Class	44,728	770	—	770	1,326	—	5,123	6,449	7,219	29,994	(6,323)	23,671	30,890	75,618
Fidelity Government Money Market Portfolio - Initial Class	985,078	72,800	(7,625)	65,175	—	—	—	—	65,175	7,413,344	(7,263,432)	149,912	215,087	1,200,165
Fidelity Growth	27,493,206	80,097	(229,144)	(149,047)	1,158,511	3,562,549	(889,092)	3,831,968	3,682,921	467,646	(2,582,135)	(2,114,489)	1,568,432	29,061,638
Fidelity Growth & Income	2,593,066	44,255	(19,651)	24,604	52,118	266,738	190,471	509,327	533,931	114,666	(163,116)	(48,450)	485,481	3,078,547
Fidelity Growth Opportunities	2,505,840	—	(18,458)	(18,458)	69,625	41,319	424,918	535,862	517,404	40,689	(114,262)	(73,573)	443,831	2,949,671
Fidelity High Income	520,491	31,584	(4,436)	27,148	(9,179)	—	27,940	18,761	45,909	27,650	(95,687)	(68,037)	(22,128)	498,363
Fidelity Index 500	10,208,284	123,933	(78,899)	45,034	602,351	55,382	974,773	1,632,506	1,677,540	739,475	(1,107,150)	(367,675)	1,309,865	11,518,149
Fidelity Investment Grade Bond	741,902	27,521	(6,682)	20,839	(10,434)	—	35,902	25,468	46,307	75,869	(76,907)	(1,038)	45,269	787,171
Fidelity Mid Cap I	134,238	604	(1,015)	(411)	391	15,404	(809)	14,986	14,575	—	(1,173)	(1,173)	13,402	147,640
Fidelity Mid Cap II	1,679,421	4,493	(12,263)	(7,770)	6,262	209,695	(17,413)	198,544	190,774	128,466	(85,507)	42,959	233,733	1,913,154
Fidelity Overseas	1,517,168	26,770	(14,644)	12,126	32,993	148,987	93,299	275,279	287,405	53,417	(134,605)	(81,188)	206,217	1,723,385
Franklin Allocation VIP Fund - Class 1	28,534	651	(222)	429	(303)	1,208	2,097	3,002	3,431	—	(535)	(535)	2,896	31,430
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
Franklin DynaTech VIP Fund - Class 2	$171,934	$—	$(1,422)	$(1,422)	$(258)	$—	$33,806	$33,548	$32,126	$63,720	$(6,494)	$57,226	$89,352	$261,286
Franklin Income VIP Fund - Class 1	2,857,116	150,396	(17,745)	132,651	80,342	30,098	(79)	110,361	243,012	—	(1,595,288)	(1,595,288)	(1,352,276)	1,504,840
Franklin Income VIP Fund - Class 2	85,483	4,508	(757)	3,751	(1,076)	947	8,508	8,379	12,130	65,124	(20,962)	44,162	56,292	141,775
Franklin Mutual Shares VIP Fund - Class 2	144,292	2,853	(962)	1,891	(5,895)	14,055	4,087	12,247	14,138	8,794	(46,140)	(37,346)	(23,208)	121,084
Franklin Small Cap Value VIP Fund - Class 1	108,651	1,353	(808)	545	(968)	8,510	(415)	7,127	7,672	—	(805)	(805)	6,867	115,518
Franklin Small Cap Value VIP Fund - Class 2	983,473	11,192	(7,148)	4,044	(2,231)	87,286	(12,937)	72,118	76,162	120,993	(68,093)	52,900	129,062	1,112,535
Franklin Small-Mid Cap Growth VIP Fund - Class 2	1,194,267	—	(8,466)	(8,466)	(7,364)	68,329	(29,139)	31,826	23,360	52,427	(61,141)	(8,714)	14,646	1,208,913
Franklin U.S. Government Securities VIP Fund - Class 2	391,663	12,977	(2,788)	10,189	(8,584)	—	21,526	12,942	23,131	35,300	(58,478)	(23,178)	(47)	391,616
Goldman Sachs Government Money Market - Institutional Class	964,406	41,072	—	41,072	—	—	—	—	41,072	166,739	(110,466)	56,273	97,345	1,061,751
Invesco American Franchise Fund I	2,328,081	—	(16,645)	(16,645)	20,933	228,280	15,383	264,596	247,951	43,701	(87,524)	(43,823)	204,128	2,532,209
Invesco American Franchise Fund II	70,744	—	(511)	(511)	493	7,843	(323)	8,013	7,502	3,198	(3,256)	(58)	7,444	78,188
Invesco Discovery Mid Cap Growth Fund I	33,591	—	(235)	(235)	(706)	2,911	(595)	1,610	1,375	1,620	(1,354)	266	1,641	35,232
Invesco Discovery Mid Cap Growth Fund II	284,843	—	(2,116)	(2,116)	(986)	30,627	(14,975)	14,666	12,550	25,127	(4,252)	20,875	33,425	318,268
Invesco EQV International Equity I	330,712	5,208	(2,534)	2,674	(169)	23,115	26,164	49,110	51,784	6,485	(8,044)	(1,559)	50,225	380,937
Invesco EQV International Equity II	266,869	3,504	(2,015)	1,489	(4,903)	19,120	25,048	39,265	40,754	22,586	(66,749)	(44,163)	(3,409)	263,460
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
Invesco Global Real Estate	$381,041	$8,200	$(2,784)	$5,416	$(3,594)	$—	$25,420	$21,826	$27,242	$34,143	$(33,377)	$766	$28,008	$409,049
Invesco Health Care	26,100	—	(211)	(211)	36	1,346	3,264	4,646	4,435	4,747	(335)	4,412	8,847	34,947
LVIP American Century Balanced Fund Standard Class II	1,131,229	20,187	(7,774)	12,413	18,250	—	62,871	81,121	93,534	45,255	(149,837)	(104,582)	(11,048)	1,120,181
LVIP American Century Inflation Protection Fund Service	1,409,804	114,151	(10,409)	103,742	(5,895)	—	(18,597)	(24,492)	79,250	216,119	(118,222)	97,897	177,147	1,586,951
LVIP American Century Inflation Protection Fund Standard II	2,500,500	94,925	(15,399)	79,526	61,662	—	(16,508)	45,154	124,680	187	(1,414,445)	(1,414,258)	(1,289,578)	1,210,922
LVIP American Century International Fund Standard Class II	808,151	10,716	(6,073)	4,643	10,960	—	105,309	116,269	120,912	62,447	(80,116)	(17,669)	103,243	911,394
LVIP American Century Large Company Value Fund Service	95,726	1,403	(713)	690	1,015	6,803	5,319	13,137	13,827	2,440	(2,002)	438	14,265	109,991
LVIP American Century Ultra Fund Service Class	628,782	—	(4,457)	(4,457)	15,754	57,170	6,795	79,719	75,262	18,613	(37,014)	(18,401)	56,861	685,643
LVIP American Century Ultra Fund Standard Class II	459,293	—	(3,280)	(3,280)	4,131	40,439	13,978	58,548	55,268	1,819	(3,601)	(1,782)	53,486	512,779
LVIP American Century Value Fund Standard Class II	1,504,966	26,724	(11,187)	15,537	18,708	125,713	68,695	213,116	228,653	91,754	(94,443)	(2,689)	225,964	1,730,930
LVIP JPMorgan Mid Cap Value Fund - Standard Class	1,375,646	16,379	(9,867)	6,512	(3,379)	154,477	(100,644)	50,454	56,966	125,231	(74,700)	50,531	107,497	1,483,143
LVIP JPMorgan U.S. Equity Fund - Standard Class	1,156,247	5,639	(8,396)	(2,757)	14,728	35,007	109,918	159,653	156,896	15,817	(35,107)	(19,290)	137,606	1,293,853
Morningstar Aggressive Growth ETF Asset Allocation Class I	238,030	3,491	(1,887)	1,604	1,607	18,112	24,231	43,950	45,554	—	(6,400)	(6,400)	39,154	277,184
Morningstar Growth ETF Asset Allocation Class I	89,993	1,624	(710)	914	325	6,969	7,161	14,455	15,369	—	(1,817)	(1,817)	13,552	103,545
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class I	35,815	167	(264)	(97)	(202)	3,912	157	3,867	3,770	—	(679)	(679)	3,091	38,906
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
PIMCO All Asset Portfolio Admin	$2,788,582	$103,873	$(17,582)	$86,291	$147,728	$—	$36,147	$183,875	$270,166	$—	$(1,540,663)	$(1,540,663)	$(1,270,497)	$1,518,085
PIMCO All Asset Portfolio Advisor	38,923	1,886	(291)	1,595	(187)	—	3,830	3,643	5,238	1,511	(972)	539	5,777	44,700
PIMCO CommodityRealReturn Strat. Administrative Class	798,386	23,711	(5,897)	17,814	(16,328)	—	138,032	121,704	139,518	124,805	(174,841)	(50,036)	89,482	887,868
PIMCO Total Return Admin	71,459	1,302	118	1,420	(5,574)	—	7,130	1,556	2,976	49,488	(97,082)	(47,594)	(44,618)	26,841
Templeton Developing Markets VIP Fund - Class 1	60,932	553	(549)	4	43	1,211	26,414	27,668	27,672	—	(458)	(458)	27,214	88,146
Templeton Developing Markets VIP Fund - Class 2	1,006,596	6,412	(8,059)	(1,647)	33,531	20,012	381,509	435,052	433,405	105,673	(285,659)	(179,986)	253,419	1,260,015
Templeton Global Bond VIP Fund - Class 1	90,388	—	(695)	(695)	(7,995)	—	22,402	14,407	13,712	62	(22,140)	(22,078)	(8,366)	82,022
Templeton Global Bond VIP Fund - Class 2	50,206	—	(358)	(358)	(4,244)	—	11,721	7,477	7,119	4,636	(11,050)	(6,414)	705	50,911
Templeton Growth VIP Fund - Class 1	85,948	1,046	(665)	381	(3,740)	6,932	15,424	18,616	18,997	59	(21,431)	(21,372)	(2,375)	83,573
Templeton Growth VIP Fund - Class 2	159,857	1,538	(1,202)	336	(2,324)	13,202	24,407	35,285	35,621	15,359	(33,176)	(17,817)	17,804	177,661
Vanguard Balanced	489,142	10,820	—	10,820	1,805	46,344	24,650	72,799	83,619	50,925	(22,238)	28,687	112,306	601,448
Vanguard Conservative Allocation	17,770	484	—	484	376	568	1,075	2,019	2,503	14,007	(4,945)	9,062	11,565	29,335
Vanguard Diversified Value	343,472	5,449	—	5,449	3,697	28,493	26,064	58,254	63,703	104,283	(40,212)	64,071	127,774	471,246
Vanguard Equity Income	192,852	5,042	(1,536)	3,506	724	15,327	11,127	27,178	30,684	—	(691)	(691)	29,993	222,845
Vanguard Equity Index	31,235,845	349,967	(1,099)	348,868	596,724	674,322	3,804,343	5,075,389	5,424,257	217,539	(1,194,323)	(976,784)	4,447,473	35,683,318
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
Vanguard High Yield Bond	$246,536	$16,182	$(866)	$15,316	$478	$—	$5,796	$6,274	$21,590	$22,368	$(16,008)	$6,360	$27,950	$274,486
Vanguard International	219,440	2,010	(1,831)	179	1,155	13,549	26,918	41,622	41,801	—	(1,311)	(1,311)	40,490	259,930
Vanguard Mid-Cap Index	9,459,057	121,757	(742)	121,015	128,651	485,064	338,408	952,123	1,073,138	617,621	(453,640)	163,981	1,237,119	10,696,176
Vanguard Real Estate Index	190,728	5,201	(1,405)	3,796	(268)	3,330	(2,359)	703	4,499	—	(3,162)	(3,162)	1,337	192,065
Vanguard Small Company Growth	34,769	162	(255)	(93)	(217)	2,305	(181)	1,907	1,814	—	(662)	(662)	1,152	35,921
Vanguard Total Bond Market Index	322,975	11,410	(35)	11,375	(105)	—	11,341	11,236	22,611	97,269	(53,295)	43,974	66,585	389,560
Vanguard Total International Stock Market Index	358,234	11,482	—	11,482	8,894	7,000	94,098	109,992	121,474	149,874	(59,879)	89,995	211,469	569,703
Vanguard Total Stock Market Index	32,601,968	392,007	(865)	391,142	365,820	1,829,982	2,875,577	5,071,379	5,462,521	498,640	(1,257,220)	(758,580)	4,703,941	37,305,909
Victory Pioneer Bond VCT Portfolio Class I1	803,630	37,085	(5,960)	31,125	(9,960)	—	44,910	34,950	66,075	26,558	(60,264)	(33,706)	32,369	835,999
Victory Pioneer Equity Income VCT Portfolio Class I1	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Victory Pioneer Equity Income VCT Portfolio Class II1	199,865	4,093	(1,441)	2,652	(6,972)	30,043	(5,315)	17,756	20,408	16,406	(31,087)	(14,681)	5,727	205,592
Victory Pioneer Fund VCT Portfolio Class I1	6,684,811	31,330	(51,674)	(20,344)	38,052	932,308	491,909	1,462,269	1,441,925	186,575	(604,797)	(418,222)	1,023,703	7,708,514
Victory Pioneer High Yield VCT Portfolio Class II1	91,916	5,379	(655)	4,724	(857)	—	2,627	1,770	6,494	3,736	(8,515)	(4,779)	1,715	93,631
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	1,524,609	31,852	(11,103)	20,749	(44,893)	123,659	56,557	135,323	156,072	46,293	(82,876)	(36,583)	119,489	1,644,098
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	6,801,940	—	(54,509)	(54,509)	106,955	779,443	451,559	1,337,957	1,283,448	271,638	(872,992)	(601,354)	682,094	7,484,034
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
Victory Pioneer Strategic Income VCT Portfolio Class I1	$93,473	$4,552	$(731)	$3,821	$(156)	$—	$5,942	$5,786	$9,607	$—	$(328)	$(328)	$9,279	$102,752
Victory Pioneer Strategic Income VCT Portfolio Class II1	145,707	6,246	(995)	5,251	(3,564)	—	12,045	8,481	13,732	10,827	(36,801)	(25,974)	(12,242)	133,465
Voya Global High Dividend Low Volatility Portfolio - Class S	455,755	10,169	(4,307)	5,862	10,793	58,115	4,006	72,914	78,776	44,709	(47,898)	(3,189)	75,587	531,342
VY JPMorgan Emerging Markets Equity Portfolio Initial	555,346	5,546	(5,344)	202	(23,083)	126,997	87,123	191,037	191,239	24,670	(141,440)	(116,770)	74,469	629,815

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
American Funds IS Growth Fund	$197,408	$1,839	$—	$1,839	$7,715	$5,404	$60,379	$73,498	$75,337	$160,794	$(33,205)	$127,589	$202,926	$400,334
BNY Mellon Appreciation	1,123,644	4,723	(7,965)	(3,242)	(11,514)	79,550	63,603	131,639	128,397	21,147	(146,040)	(124,893)	3,504	1,127,148
BNY Mellon MidCap Stock	1,420,209	12,300	(10,458)	1,842	(874)	21,038	142,943	163,107	164,949	50,841	(123,856)	(73,015)	91,934	1,512,143
BNY Mellon Stock Index	1,414,711	14,342	(11,001)	3,341	47,629	96,477	174,357	318,463	321,804	92,132	(143,975)	(51,843)	269,961	1,684,672
BNY Mellon Sustainable U.S. Equity	387,067	2,335	(3,034)	(699)	16,970	2,780	71,843	91,593	90,894	13,222	(60,113)	(46,891)	44,003	431,070
BNY Mellon Technology Growth	1,184,440	—	(9,535)	(9,535)	31,421	—	265,816	297,237	287,702	31,792	(80,865)	(49,073)	238,629	1,423,069
CVT Nasdaq-100 Index Class I	169,931	655	(1,438)	(783)	367	12,870	28,745	41,982	41,199	—	(646)	(646)	40,553	210,484
Dimensional VIT Inflation-Protected Securities	34,467	1,183	—	1,183	36	—	(683)	(647)	536	16,361	(7,265)	9,096	9,632	44,099
DWS CROCI International VIP - Class A	116,473	3,280	(698)	2,582	5,571	—	(6,231)	(660)	1,922	7,453	(37,490)	(30,037)	(28,115)	88,358
DWS Global Income Builder VIP A	468,091	16,331	(3,333)	12,998	669	—	24,517	25,186	38,184	27,432	(72,680)	(45,248)	(7,064)	461,027
Federated Hermes High Income Bond	115,153	6,410	(817)	5,593	(1,430)	—	2,115	685	6,278	8,912	(14,380)	(5,468)	810	115,963
Federated Hermes Managed Volatility II	37,092	874	(283)	591	224	—	4,654	4,878	5,469	2,207	(2,818)	(611)	4,858	41,950
Fidelity Asset Manager[1]	2,621,231	61,885	(23,181)	38,704	35,445	16,585	101,524	153,554	192,258	176,693	(451,023)	(274,330)	(82,072)	2,539,159
Fidelity Asset Manager Growth[1]	565,982	9,684	(4,498)	5,186	19,736	6,806	21,731	48,273	53,459	17,199	(86,566)	(69,367)	(15,908)	550,074
Fidelity Balanced	69,676	1,348	(522)	826	1,525	2,312	5,658	9,495	10,321	3,407	(7,328)	(3,921)	6,400	76,076
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Fidelity Contrafund	$11,849,600	$26,029	$(112,805)	$(86,776)	$448,524	$1,657,057	$1,775,422	$3,881,003	$3,794,227	$300,656	$(1,187,116)	$(886,460)	$2,907,767	$14,757,367
Fidelity Equity-Income	7,632,641	143,713	(70,604)	73,109	172,186	469,569	362,584	1,004,339	1,077,448	257,846	(779,431)	(521,585)	555,863	8,188,504
Fidelity Extended Market Index - Initial Class	14,962	517	—	517	1,325	—	2,256	3,581	4,098	33,385	(7,717)	25,668	29,766	44,728
Fidelity Government Money Market Portfolio - Initial Class	923,962	46,068	(6,795)	39,273	—	—	—	—	39,273	291,600	(269,757)	21,843	61,116	985,078
Fidelity Growth	22,528,941	230	(216,455)	(216,225)	797,263	5,763,457	119,308	6,680,028	6,463,803	527,605	(2,027,143)	(1,499,538)	4,964,265	27,493,206
Fidelity Growth & Income	2,275,488	36,291	(17,500)	18,791	116,242	165,021	169,695	450,958	469,749	200,553	(352,724)	(152,171)	317,578	2,593,066
Fidelity Growth Opportunities	1,959,087	—	(15,912)	(15,912)	109,652	—	620,033	729,685	713,773	44,874	(211,894)	(167,020)	546,753	2,505,840
Fidelity High Income	513,731	30,739	(4,549)	26,190	(6,090)	—	20,204	14,114	40,304	31,082	(64,626)	(33,544)	6,760	520,491
Fidelity Index 500	8,081,798	117,305	(72,435)	44,870	425,201	5,645	1,414,527	1,845,373	1,890,243	1,018,391	(782,148)	236,243	2,126,486	10,208,284
Fidelity Investment Grade Bond	723,108	25,909	(6,508)	19,401	(9,407)	—	(3,162)	(12,569)	6,832	84,579	(72,617)	11,962	18,794	741,902
Fidelity Mid Cap I	116,104	716	(966)	(250)	528	16,629	2,349	19,506	19,256	—	(1,122)	(1,122)	18,134	134,238
Fidelity Mid Cap II	1,538,088	5,697	(11,670)	(5,973)	43,042	220,998	(9,517)	254,523	248,550	87,287	(194,504)	(107,217)	141,333	1,679,421
Fidelity Overseas	1,616,168	25,895	(14,218)	11,677	56,581	71,246	(70,636)	57,191	68,868	65,949	(233,817)	(167,868)	(99,000)	1,517,168
Franklin Allocation VIP Fund - Class 1	26,771	636	(210)	426	(341)	—	2,185	1,844	2,270	—	(507)	(507)	1,763	28,534
Franklin DynaTech VIP Fund - Class 2	129,534	—	(1,098)	(1,098)	(1,484)	—	41,639	40,155	39,057	6,880	(3,537)	3,343	42,400	171,934
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Franklin Income VIP Fund - Class 1	$2,713,933	$144,860	$(20,987)	$123,873	$3,154	$11,322	$41,512	$55,988	$179,861	$—	$(36,678)	$(36,678)	$143,183	$2,857,116
Franklin Income VIP Fund - Class 2	95,529	4,649	(633)	4,016	(1,941)	381	2,973	1,413	5,429	7,819	(23,294)	(15,475)	(10,046)	85,483
Franklin Mutual Shares VIP Fund - Class 2	141,195	2,825	(1,002)	1,823	(4,299)	2,938	13,655	12,294	14,117	9,707	(20,727)	(11,020)	3,097	144,292
Franklin Small Cap Value VIP Fund - Class 1	98,458	1,131	(778)	353	(519)	2,230	8,912	10,623	10,976	—	(783)	(783)	10,193	108,651
Franklin Small Cap Value VIP Fund - Class 2	923,689	9,110	(6,818)	2,292	(17,990)	22,517	95,821	100,348	102,640	87,666	(130,522)	(42,856)	59,784	983,473
Franklin Small-Mid Cap Growth VIP Fund - Class 2	1,125,706	—	(8,180)	(8,180)	(13,607)	—	133,490	119,883	111,703	50,709	(93,851)	(43,142)	68,561	1,194,267
Franklin U.S. Government Securities VIP Fund - Class 2	398,187	11,870	(2,750)	9,120	(6,277)	—	(514)	(6,791)	2,329	34,291	(43,144)	(8,853)	(6,524)	391,663
Goldman Sachs Government Money Market - Institutional Class	919,467	46,981	—	46,981	—	—	—	—	46,981	31,700	(33,742)	(2,042)	44,939	964,406
Invesco American Franchise Fund I	1,804,054	—	(14,876)	(14,876)	26,650	—	590,214	616,864	601,988	48,300	(126,261)	(77,961)	524,027	2,328,081
Invesco American Franchise Fund II	53,404	—	(446)	(446)	537	—	17,819	18,356	17,910	3,252	(3,822)	(570)	17,340	70,744
Invesco Discovery Mid Cap Growth Fund I	49,328	—	(298)	(298)	(9,860)	—	18,957	9,097	8,799	1,811	(26,347)	(24,536)	(15,737)	33,591
Invesco Discovery Mid Cap Growth Fund II	245,825	—	(1,943)	(1,943)	(8,214)	—	68,253	60,039	58,096	11,741	(30,819)	(19,078)	39,018	284,843
Invesco EQV International Equity I	374,883	6,360	(2,628)	3,732	(220)	1,891	(4,748)	(3,077)	655	7,220	(52,046)	(44,826)	(44,171)	330,712
Invesco EQV International Equity II	283,231	4,286	(1,990)	2,296	(2,612)	1,484	(1,318)	(2,446)	(150)	17,786	(33,998)	(16,212)	(16,362)	266,869
Invesco Global Real Estate	404,987	10,147	(2,779)	7,368	(8,690)	—	(8,342)	(17,032)	(9,664)	34,844	(49,126)	(14,282)	(23,946)	381,041
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Invesco Health Care	$24,458	$—	$(192)	$(192)	$41	$—	$942	$983	$791	$1,204	$(353)	$851	$1,642	$26,100
LVIP American Century Balanced Fund Standard Class II	1,123,993	23,203	(8,094)	15,109	22,415	—	82,763	105,178	120,287	103,601	(216,652)	(113,051)	7,236	1,131,229
LVIP American Century Inflation Protection Fund Service	1,208,352	51,764	(9,300)	42,464	(1,753)	—	(29,679)	(31,432)	11,032	259,527	(69,107)	190,420	201,452	1,409,804
LVIP American Century Inflation Protection Fund Standard II	2,507,479	99,313	(18,766)	80,547	81	—	(54,152)	(54,071)	26,476	—	(33,455)	(33,455)	(6,979)	2,500,500
LVIP American Century International Fund Standard Class II	802,936	13,344	(5,804)	7,540	8,814	—	(392)	8,422	15,962	73,429	(84,176)	(10,747)	5,215	808,151
LVIP American Century Large Company Value Fund Service	96,413	2,258	(660)	1,598	5,878	1,646	(407)	7,117	8,715	5,723	(15,125)	(9,402)	(687)	95,726
LVIP American Century Ultra Fund Service Class	498,469	—	(4,008)	(4,008)	7,330	47,910	86,095	141,335	137,327	13,841	(20,855)	(7,014)	130,313	628,782
LVIP American Century Ultra Fund Standard Class II	360,822	—	(2,922)	(2,922)	3,744	33,414	66,086	103,244	100,322	1,578	(3,429)	(1,851)	98,471	459,293
LVIP American Century Value Fund Standard Class II	1,391,437	43,429	(10,346)	33,083	16,380	82,818	(10,465)	88,733	121,816	94,815	(103,102)	(8,287)	113,529	1,504,966
LVIP JPMorgan Mid Cap Value Fund - Standard Class	1,252,324	16,729	(9,377)	7,352	3,719	210,291	(54,101)	159,909	167,261	83,292	(127,231)	(43,939)	123,322	1,375,646
LVIP JPMorgan U.S. Equity Fund - Standard Class	954,009	5,716	(7,656)	(1,940)	15,378	47,978	158,614	221,970	220,030	23,837	(41,629)	(17,792)	202,238	1,156,247
Morningstar Aggressive Growth ETF Asset Allocation Class I	214,167	3,459	(1,717)	1,742	1,315	3,397	23,269	27,981	29,723	—	(5,860)	(5,860)	23,863	238,030
Morningstar Growth ETF Asset Allocation Class I	81,867	1,483	(648)	835	110	1,760	7,087	8,957	9,792	—	(1,666)	(1,666)	8,126	89,993
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class I	33,800	252	(260)	(8)	(183)	1,137	1,739	2,693	2,685	—	(670)	(670)	2,015	35,815
PIMCO All Asset Portfolio Admin	2,743,124	181,989	(20,814)	161,175	4,261	—	(84,129)	(79,868)	81,307	—	(35,849)	(35,849)	45,458	2,788,582
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
PIMCO All Asset Portfolio Advisor	$37,634	$2,434	$(271)	$2,163	$(180)	$—	$(922)	$(1,102)	$1,061	$1,125	$(897)	$228	$1,289	$38,923
PIMCO CommodityRealReturn Strat. Administrative Class	703,815	17,025	(5,577)	11,448	(23,517)	—	37,769	14,252	25,700	135,953	(67,082)	68,871	94,571	798,386
PIMCO Total Return Admin	71,709	2,892	(536)	2,356	(390)	—	(707)	(1,097)	1,259	—	(1,509)	(1,509)	(250)	71,459
Pioneer Bond VCT Class I1	853,320	36,793	(5,973)	30,820	(29,634)	—	17,601	(12,033)	18,787	71,061	(139,538)	(68,477)	(49,690)	803,630
Pioneer Equity Income VCT Class II1	187,467	3,818	(1,382)	2,436	(1,226)	35,599	(17,848)	16,525	18,961	11,894	(18,457)	(6,563)	12,398	199,865
Pioneer Fund VCT Class I1	5,606,068	46,441	(47,889)	(1,448)	13,595	309,589	890,186	1,213,370	1,211,922	219,509	(352,688)	(133,179)	1,078,743	6,684,811
Pioneer High Yield VCT Class II1	91,605	5,102	(650)	4,452	(1,176)	—	3,589	2,413	6,865	4,865	(11,419)	(6,554)	311	91,916
Pioneer Mid Cap Value VCT Class I1	1,412,002	27,678	(10,623)	17,055	(45,213)	84,953	84,241	123,981	141,036	47,774	(76,203)	(28,429)	112,607	1,524,609
Pioneer Select Mid Cap Growth VCT Class I1	5,803,848	—	(48,646)	(48,646)	16,148	—	1,329,361	1,345,509	1,296,863	236,658	(535,429)	(298,771)	998,092	6,801,940
Pioneer Strategic Income VCT Class I1	90,622	3,954	(685)	3,269	(186)	—	77	(109)	3,160	—	(309)	(309)	2,851	93,473
Pioneer Strategic Income VCT Class II1	154,593	6,076	(1,060)	5,016	(3,059)	—	2,743	(316)	4,700	13,461	(27,047)	(13,586)	(8,886)	145,707
Templeton Developing Markets VIP Fund - Class 1	57,207	2,473	(450)	2,023	(120)	448	1,753	2,081	4,104	—	(379)	(379)	3,725	60,932
Templeton Developing Markets VIP Fund - Class 2	943,637	39,409	(7,086)	32,323	13,184	7,574	14,833	35,591	67,914	113,033	(117,988)	(4,955)	62,959	1,006,596
Templeton Global Bond VIP Fund - Class 1	103,475	—	(723)	(723)	(752)	—	(10,655)	(11,407)	(12,130)	—	(957)	(957)	(13,087)	90,388
Templeton Global Bond VIP Fund - Class 2	57,095	—	(387)	(387)	(3,563)	—	(2,910)	(6,473)	(6,860)	8,896	(8,925)	(29)	(6,889)	50,206
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Templeton Growth VIP Fund - Class 1	$82,854	$1,013	$(647)	$366	$(422)	$274	$3,865	$3,717	$4,083	$—	$(989)	$(989)	$3,094	$85,948
Templeton Growth VIP Fund - Class 2	152,330	1,501	(1,129)	372	(3,320)	514	9,539	6,733	7,105	21,052	(20,630)	422	7,527	159,857
Vanguard Balanced	56,029	3,504	—	3,504	675	7,579	18,457	26,711	30,215	417,710	(14,812)	402,898	433,113	489,142
Vanguard Conservative Allocation	8,438	246	—	246	555	209	(290)	474	720	14,755	(6,143)	8,612	9,332	17,770
Vanguard Diversified Value	201,683	3,405	—	3,405	2,964	12,308	14,507	29,779	33,184	138,396	(29,791)	108,605	141,789	343,472
Vanguard Equity Income	169,333	5,223	(1,378)	3,845	627	11,010	8,656	20,293	24,138	—	(619)	(619)	23,519	192,852
Vanguard Equity Index	26,476,721	382,873	(963)	381,910	522,899	1,094,610	4,381,845	5,999,354	6,381,264	253,069	(1,875,209)	(1,622,140)	4,759,124	31,235,845
Vanguard High Yield Bond	204,040	11,627	(812)	10,815	275	—	1,872	2,147	12,962	42,340	(12,806)	29,534	42,496	246,536
Vanguard International	203,888	2,601	(1,620)	981	892	6,884	7,963	15,739	16,720	—	(1,168)	(1,168)	15,552	219,440
Vanguard Mid-Cap Index	8,167,787	120,466	(671)	119,795	139,949	100,398	881,799	1,122,146	1,241,941	504,043	(454,714)	49,329	1,291,270	9,459,057
Vanguard Real Estate Index	186,371	5,884	(1,368)	4,516	(64)	4,964	(2,059)	2,841	7,357	120	(3,120)	(3,000)	4,357	190,728
Vanguard Small Company Growth	32,062	180	(251)	(71)	(195)	—	3,623	3,428	3,357	—	(650)	(650)	2,707	34,769
Vanguard Total Bond Market Index	240,343	6,640	(34)	6,606	(1,585)	—	(765)	(2,350)	4,256	124,733	(46,357)	78,376	82,632	322,975
Vanguard Total International Stock Market Index	278,952	8,674	—	8,674	4,803	1,472	(1,206)	5,069	13,743	117,097	(51,558)	65,539	79,282	358,234
Vanguard Total Stock Market Index	26,946,437	371,376	(815)	370,561	364,608	2,036,026	3,537,795	5,938,429	6,308,990	742,653	(1,396,112)	(653,459)	5,655,531	32,601,968
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Voya Global High Dividend Low Volatility Portfolio - Class S	$411,120	$11,232	$(3,911)	$7,321	$5,804	$14,728	$20,364	$40,896	$48,217	$30,528	$(34,110)	$(3,582)	$44,635	$455,755
VY JPMorgan Emerging Markets Equity Portfolio Initial	535,878	5,835	(5,009)	826	(4,851)	—	10,951	6,100	6,926	53,072	(40,530)	12,542	19,468	555,346
Wanger Acorn[1]	326,737	—	(2,379)	(2,379)	(23,882)	—	69,154	45,272	42,893	5,419	(35,455)	(30,036)	12,857	339,594

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL
Notes to Financial Statements
1.ORGANIZATION
Symetra Separate Account SL (the “Separate Account”) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company (“Symetra Life”), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable life products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units (“Units”). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies (“Mutual Funds”) as indicated below. Not all sub-accounts are available in all Symetra Life variable life products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.

Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of
Symetra Life’s or Symetra Financial Corporation's other business activities.

The Statements of Operations and Changes in Net Assets are reported for the years or periods ended December 31, 2025 and December 31, 2024 for the following sub-accounts, except as noted in the footnotes to the table below.

Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
American Funds Insurance Series
American Funds IS Growth Fund	American Funds Insurance Series Growth Fund

BNY Mellon Variable Investment Fund
BNY Mellon Appreciation	BNY Mellon VIF Appreciation Portfolio — Initial Shares

BNY Mellon Investment Portfolios
BNY Mellon MidCap Stock	BNY Mellon IP MidCap Stock Portfolio — Initial Shares
BNY Mellon Technology Growth	BNY Mellon IP Technology Growth Portfolio — Initial Shares

BNY Mellon Stock Index Fund, Inc.
BNY Mellon Stock Index	BNY Mellon Stock Index Fund, Inc. — Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Acorn Fund[12]	Columbia Variable Portfolio - Acorn Fund

Calvert Mutual Funds, Inc.
CVT Nasdaq-100 Index Class I	CVT Nasdaq-100 Index Portfolio Class I
CVT Russell 2000 Small Cap Index Class I13	CVT Russell 2000 Small Cap Index Portfolio Class I

Dmensional Financial Advisors
Dimensional VIT Inflation-Protected Securities	VIT Inflation-Protected Securities

DWS Variable Series I and II
DWS CROCI International VIP - Class A	DWS CROCI International VIP — Class A
DWS Global Income Builder VIP A	DWS Global Income Builder VIP — Class A

Federated Insurance Series
Federated Hermes High Income Bond	Federated Hermes High Income Bond II
Federated Hermes Managed Volatility II	Federated Hermes Managed Volatility Fund II

Fidelity Variable Insurance Products Fund I (VIP)
Fidelity Asset Manager 50% Portfolio[10]	VIP Asset Manager 50% Portfolio — Initial Class
Fidelity Asset Manager 70% Portfolio[11]	VIP Asset Manager 70% Portfolio — Initial Class

Symetra Separate Account SL
Notes to Financial Statements
1.ORGANIZATION (continued)

Sub-Account	Mutual Fund
Fidelity Variable Insurance Products Fund I (VIP)
Fidelity Balanced	VIP Balanced Portfolio
Fidelity Contrafund	VIP Contrafund® Portfolio — Initial Class
Fidelity Equity-Income	VIP Equity-Income Portfolio — Initial Class
Fidelity Extended Market Index - Initial Class	VIP Extended Market Index — Initial Class
Fidelity Government Money Market Portfolio - Initial Class	VIP Government Money Market Portfolio — Initial Class
Fidelity Growth	VIP Growth Portfolio — Initial Class
Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class
Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class
Fidelity High Income	VIP High Income Portfolio — Initial Class
Fidelity Index 500	VIP Index 500 Portfolio
Fidelity Investment Grade Bond	VIP Investment Grade Bond Portfolio — Initial Class
Fidelity Mid Cap I	VIP Mid Cap Portfolio — Initial Class
Fidelity Mid Cap II	VIP Mid Cap Portfolio — Service Class II
Fidelity Overseas	VIP Overseas Portfolio — Initial Class

Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund - Class 1	Franklin Allocation VIP Fund — Class 1
Franklin DynaTech VIP Fund - Class 2	Franklin DynaTech VIP Fund — Class 2
Franklin Income VIP Fund - Class 1	Franklin Income VIP Fund — Class 1
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund — Class 2
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund — Class 2
Franklin Small Cap Value VIP Fund - Class 1	Franklin Small Cap Value VIP Fund — Class 1
Franklin Small Cap Value VIP Fund - Class 2	Franklin Small Cap Value VIP Fund — Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Franklin Small-Mid Cap Growth VIP Fund — Class 2
Franklin U.S. Government Securities VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund — Class 2

Goldman Sachs
Goldman Sachs Government Money Market - Institutional Class	Goldman Sachs Government Money Market - Institutional Class

AIM Variable Insurance Funds, Inc (Invesco Variable Insurance Funds)
Invesco American Franchise Fund I	Invesco V.I. American Franchise Fund - Series I
Invesco American Franchise Fund II	Invesco V.I. American Franchise Fund - Series II
Invesco Discovery Mid Cap Growth Fund I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Invesco Discovery Mid Cap Growth Fund II	Invesco V.I. Discovery Mid Cap Growth Fund - Series II
Invesco EQV International Equity I	Invesco V.I. EQV International Equity Fund - Series I
Invesco EQV International Equity II	Invesco V.I. EQV International Equity Fund - Series II
Invesco Global Real Estate	Invesco V.I. Global Real Estate Fund - Series I
Invesco Health Care	Invesco V.I. Health Care Fund - Series I

Lincoln Investment Advisors
LVIP American Century Balanced Fund Standard Class II	LVIP American Century Balanced Fund Standard Class II
LVIP American Century Inflation Protection Fund Service	LVIP American Century Inflation Protection Fund Service Class
LVIP American Century Inflation Protection Fund Standard II	LVIP American Century Inflation Protection Fund Standard Class II
LVIP American Century International Fund Standard Class II	LVIP American Century International Fund Standard Class II
LVIP American Century Large Company Value Fund Service	LVIP American Century Large Company Value Fund Service Class
LVIP American Century Ultra Fund Service Class	LVIP American Century Ultra Fund Service Class
LVIP American Century Ultra Fund Standard Class II	LVIP American Century Ultra Fund Standard Class II
LVIP American Century Value Fund Standard Class II	LVIP American Century Value Fund Standard Class II
LVIP JPMorgan Mid Cap Value Fund - Standard Class	LVIP JPMorgan Mid Cap Value Fund - Standard Class
LVIP JPMorgan U.S. Equity Fund - Standard Class	LVIP JPMorgan U.S. Equity Fund - Standard Class

Symetra Separate Account SL
Notes to Financial Statements
1.ORGANIZATION (continued)

Sub-Account	Mutual Fund
Financial Investors Variable Insurance Trust
Morningstar Aggressive Growth ETF Asset Allocation - Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio — Class I
Morningstar Growth ETF Asset Allocation - Class I	Morningstar Growth ETF Asset Allocation Portfolio — Class I
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Mid Cap Growth Portfolio Class 1[13]	Neuberger Berman AMT Mid Cap Growth Portfolio — Class 1
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class 1	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio — Class 1

PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio Admin	PIMCO All Asset Portfolio — Administrative Class Shares
PIMCO All Asset Portfolio Advisor	PIMCO All Asset Portfolio — Advisor Class Shares
PIMCO CommodityRealReturn Strat. Administrative Class	PIMCO CommodityRealReturn® Strategy Portfolio — Administrative Class Shares
PIMCO Total Return Admin	PIMCO Total Return Portfolio — Administrative Class Shares

Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets VIP Fund - Class 1	Templeton Developing Markets VIP Fund — Class 1
Templeton Developing Markets VIP Fund - Class 2	Templeton Developing Markets VIP Fund — Class 2
Templeton Global Bond VIP Fund - Class 1	Templeton Global Bond VIP Fund — Class 1
Templeton Global Bond VIP Fund - Class 2	Templeton Global Bond VIP Fund — Class 2
Templeton Growth VIP Fund - Class 1	Templeton Growth VIP Fund — Class 1
Templeton Growth VIP Fund - Class 2	Templeton Growth VIP Fund — Class 2

Vanguard Variable Insurance Fund Portfolios
Vanguard Balanced	Vanguard VIF — Balanced Portfolio
Vanguard Conservative Allocation	Vanguard VIF — Conservative Allocation Portfolio
Vanguard Diversified Value	Vanguard VIF — Diversified Value Portfolio
Vanguard Equity Income	Vanguard VIF — Equity Income Portfolio
Vanguard Equity Index	Vanguard VIF — Equity Index Portfolio
Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio
Vanguard International	Vanguard VIF — International Portfolio
Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio
Vanguard Real Estate Index	Vanguard VIF — Real Estate Index Portfolio
Vanguard Small Company Growth	Vanguard VIF — Small Company Growth Portfolio
Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio
Vanguard Total International Stock Market Index	Vanguard VIF — Total International Stock Market Index Portfolio
Vanguard Total Stock Market Index	Vanguard VIF — Total Stock Market Index Portfolio

Victory Funds
Victory Pioneer Bond VCT Class I1	Victory Pioneer Bond VCT Portfolio — Class I
Victory Pioneer Equity Income VCT Class I2,13	Victory Pioneer Equity Income VCT Portfolio — Class I
Victory Pioneer Equity Income VCT Class II3	Victory Pioneer Equity Income VCT Portfolio — Class II
Victory Pioneer Fund VCT Class I4	Victory Pioneer Fund VCT Portfolio — Class I
Victory Pioneer High Yield VCT Class II5	Victory Pioneer High Yield VCT Portfolio — Class II
Victory Pioneer Mid Cap Value VCT Class I6	Victory Pioneer Mid Cap Value VCT Portfolio — Class I
Victory Pioneer Select Mid Cap Growth VCT Class I7	Victory Pioneer Select Mid Cap Growth VCT Portfolio — Class I
Victory Pioneer Strategic Income VCT Class I8	Victory Pioneer Strategic Income VCT Portfolio — Class I
Victory Pioneer Strategic Income VCT Class II9	Victory Pioneer Strategic Income VCT Portfolio — Class II

Voya VP Natural Resource Trust
Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio — Class S

Symetra Separate Account SL
Notes to Financial Statements
1.ORGANIZATION (continued)

Sub-Account	Mutual Fund
Voya Investors Trust
VY JPMorgan Emerging Markets Equity Portfolio Initial	VY JPMorgan Emerging Markets Equity Portfolio Class I

1 Victory Pioneer Bond VCT Portfolio Class I was formally known as Pioneer Bond VCT Class I prior to March 31, 2025.
2 Victory Pioneer Equity Income VCT Class I was formally known as Pioneer Equity Income VCT Class II prior to March 31, 2025.
3 Victory Pioneer Equity Income VCT Class II was formally known as Pioneer Equity Income VCT Class II prior to March 31, 2025.
4 Victory Pioneer Fund VCT Class I was formally known as Pioneer Fund VCT Class I prior to March 31, 2025.
5 Victory Pioneer High Yield VCT Class II was formally known as Pioneer High Yield VCT Class II prior to March 31, 2025.
6 Victory Pioneer Mid Cap Value VCT Class I was formally known as Pioneer Mid Cap Value VCT Class I prior to March 31, 2025.
7 Victory Pioneer Select Mid Cap Growth VCT Class I was formally known as Pioneer Select Mid Cap Growth VCT Class I prior to March 31, 2025.
8 Victory Pioneer Strategic Income VCT Class I was formally known as Pioneer Strategic Income VCT Class II prior to March 31, 2025.
9 Victory Pioneer Strategic Income VCT Class II was formally known as Pioneer Strategic Income VCT Class II prior to March 31, 2025.
10 Fidelity Asset Manager 50% Portfolio was formally known as Fidelity Asset Manager prior to May 1, 2025.
11 Fidelity Asset Manager 70% Portfolio was formally known as Fidelity Asset Manager Growth prior to May 1, 2025.
12 Columbia Variable Portfolio - Acorn Fund was formally known as Wanger Acorn prior to June 2, 2025.
13 There was no activity in the current year and the prior year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2025.

Symetra Separate Account SL
Notes to Financial Statements
2.SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC).

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority (“Level 1”), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities (“Level 2”) and significant unobservable inputs, including the reporting entity’s estimates of the assumptions that market participants would use, having the lowest priority (“Level 3”).

The availability of observable market information is the principal factor in determining the level to which the Separate Account’s investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a “Life Insurance Company” under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

SEGMENT INFORMATION — In this reporting period, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the sub-accounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The Separate Account has identified the senior vice president of life products as the CODM. The Separate Account is comprised of multiple sub-accounts, each which constitute a single operating segment.

The financial information, in the form of the sub-accounts’ holdings, including investment returns, asset allocations, fees, purchases, redemptions, as well as investment objectives, investment advisor and fund manager designations of each sub-account, are used by the CODM to assess the sub-accounts’ availability and performance by comparing the underlying mutual funds’ performance to their respective benchmark and to make resource allocation decisions for each sub-account’s single segment, which is consistent with that presented within the sub-accounts’ financial statements. Sub-accounts’ holdings are reflected on the accompanying Statements of Assets and Liabilities as "net assets" and significant fund expenses are listed on the accompanying Statements of Operations and Changes in Net Assets.

3.EXPENSES AND RELATED PARTY TRANSACTIONS
Symetra Life assumes mortality and expense (“M&E”) risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. The daily charge for the PREMIER Variable Universal Life product is, on an annual basis, equal to a rate of 0.70 percent of the average daily net assets of the Separate Account. The daily charge for the Enhanced Variable Universal Life product is, on an annual basis, equal to a rate of 0.90 percent of the average daily net assets of the Separate Account. The daily charge for Symetra Complete and Symetra Complete Advisor are, on an annual basis, equal to a rate of 0.75 percent of the policy value in policy years 1 through 20, 0.60 percent of the policy value in policy years 21 through 30 and 0.50 percent in all remaining policy years. This charge is included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.

Symetra Life deducts an expense charge for the Milestone VUL-G product on the policy date and on each monthly anniversary day. For policy years 1-20, there is a minimum current and guaranteed charge of $0.03 per $1000 of initial specified amount, a maximum current charge of $1.67 per $1000 and a guaranteed charge of $2.17 per $1000 of initial specified amount.

Symetra Separate Account SL
Notes to Financial Statements

3.    EXPENSES AND RELATED PARTY TRANSACTIONS (continued)
Symetra Life deducts an expense charge for the Accumulator Variable Universal Life product on the policy date and on each monthly anniversary day. The minimum charge is $0.21 and maximum charge is $8.83 per $1000 of initial specified amount. This charge is expressed as an amount per $1,000 of initial specified amount. If the specified amount decreases, the monthly expense charge will not reflect the change in the specified amount. If the specified amount increases, the policy will incur an additional monthly expense charge based upon the specified amount increase and the insured’s attained age at that time.

Symetra Life deducts a distribution charge for the Symetra Complete product to compensate the broker-dealer firm that sold the policy. The daily charge, on an annual basis, ranges from 0.50 percent to 1.50 percent based on the total policy value. The distribution charge is recorded as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to Symetra Complete Advisor.

Symetra Life deducts a monthly administration charge of $4 for each Enhanced Variable Universal Life contract and $5 for each PREMIER Variable Universal Life contract from the Separate Account. Monthly administration charges for Symetra Complete and Symetra Complete Advisor are 0.025 percent of the policy value not to exceed $8 per month. The monthly administrative charge for Milestone VUL-G is $20 for the current charge and $60 for the guaranteed charge on the policy date and on each monthly anniversary day. The monthly administrative charge for Accumulator Variable Universal Life is $60 on the policy date and on each monthly anniversary day.

The administration charges are recorded as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets.

For all variable life insurance products, Symetra deducts amounts from the sub-accounts to cover the cost of insurance. These charges vary from month to month in accordance with the terms of the individual policy holders and are deducted through termination of units of interest from policy holder accounts. The costs of insurance are recorded as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets.

A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year for Enhanced Variable Universal Life. A withdrawal charge for the Milestone VUL-G is $25 upon each withdrawal amount. A withdrawal charge of $25 for the Accumulator Variable Universal Life will be deducted with the withdrawal from the fixed policy value and subaccount value in the same proportion as the monthly deductions (this charge is currently waived). A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year for Enhanced Variable Universal Life. A transfer charge for Milestone VUL-G is $25 upon each transfer. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. A surrender charge schedule is issued for Milestone VUL-G and will be applicable if the owner surrenders the policy during the first fifteen policy years. If a policy is reinstated, the amount of the surrender charge is reinstated. A transfer fee of $25 for the Accumulator Variable Universal Life is currently waived but Symetra reserves the right to deduct a charge for additional transfers that exceed twenty-four (24) transfers between subaccounts and the fixed account each policy year. A surrender charge will be issued for Accumulator Variable Universal Life at the time of any surrender during the first nine (9) policy years, a minimum charge is $3.78, and a maximum charge is $57.96 per $1000 of initial specified amount. The withdrawal charge, transfer charge and surrender charge is reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

4. INVESTMENT TRANSACTIONS
The following table summarizes purchases and proceeds from sales activity by sub-account for the year ended December 31, 2025.

Sub-Account	Purchases	Proceeds From Sales
American Funds IS Growth Fund	$205,803	$36,872
BNY Mellon Appreciation	181,141	32,738
BNY Mellon MidCap Stock	166,023	63,242
BNY Mellon Stock Index	245,975	184,895
BNY Mellon Sustainable U.S. Equity	44,248	16,368
BNY Mellon Technology Growth	686,925	72,495
Columbia Variable Portfolio - Acorn Fund[1]	878	36,114

Symetra Separate Account SL
Notes to Financial Statements
4. INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
CVT Nasdaq-100 Index Class I	$4,330	$2,438
Dimensional VIT Inflation-Protected Securities	16,351	6,738
DWS CROCI International VIP - Class A	6,918	9,024
DWS Global Income Builder VIP A	94,628	31,424
Federated Hermes High Income Bond	13,668	12,109
Federated Hermes Managed Volatility II	3,781	2,661
Fidelity Asset Manager 50% Portfolio[1]	211,104	686,744
Fidelity Asset Manager 70% Portfolio[1]	37,399	73,246
Fidelity Balanced	7,070	20,072
Fidelity Contrafund	2,561,951	1,352,105
Fidelity Equity-Income	664,291	925,196
Fidelity Extended Market Index - Initial Class	30,319	5,878
Fidelity Government Money Market Portfolio - Initial Class	7,428,221	7,213,135
Fidelity Growth	3,733,057	2,434,043
Fidelity Growth & Income	351,772	108,879
Fidelity Growth Opportunities	55,239	105,951
Fidelity High Income	41,296	82,183
Fidelity Index 500	700,227	967,483
Fidelity Investment Grade Bond	69,580	49,777
Fidelity Mid Cap I	16,008	2,187
Fidelity Mid Cap II	297,180	52,296
Fidelity Overseas	191,859	111,936
Franklin Allocation VIP Fund - Class 1	1,859	756
Franklin DynaTech VIP Fund - Class 2	63,291	7,486
Franklin Income VIP Fund - Class 1	180,494	1,613,033
Franklin Income VIP Fund - Class 2	67,203	18,342
Franklin Mutual Shares VIP Fund - Class 2	22,589	43,989
Franklin Small Cap Value VIP Fund - Class 1	9,863	1,614
Franklin Small Cap Value VIP Fund - Class 2	182,321	38,093
Franklin Small-Mid Cap Growth VIP Fund - Class 2	94,643	43,494
Franklin U.S. Government Securities VIP Fund - Class 2	36,910	49,900
Goldman Sachs Government Money Market - Institutional Class	207,412	110,069
Invesco American Franchise Fund I	240,860	73,049
Invesco American Franchise Fund II	9,121	1,849
Invesco Discovery Mid Cap Growth Fund I	4,280	1,339
Invesco Discovery Mid Cap Growth Fund II	52,675	3,290
Invesco EQV International Equity I	32,403	8,170
Invesco EQV International Equity II	36,531	60,083
Invesco Global Real Estate	26,864	20,683
Invesco Health Care	6,066	520
LVIP American Century Balanced Fund Standard Class II	40,564	132,733
LVIP American Century Inflation Protection Fund Service	277,969	76,330
LVIP American Century Inflation Protection Fund Standard II	94,925	1,429,658
LVIP American Century International Fund Standard Class II	46,484	59,511
LVIP American Century Large Company Value Fund Service	10,367	2,437
LVIP American Century Ultra Fund Service Class	72,746	38,435
LVIP American Century Ultra Fund Standard Class II	41,835	6,459
LVIP American Century Value Fund Standard Class II	198,996	60,434
LVIP JPMorgan Mid Cap Value Fund - Standard Class	246,053	34,532
LVIP JPMorgan U.S. Equity Fund - Standard Class	46,853	33,894
Morningstar Aggressive Growth ETF Asset Allocation Class I	21,603	8,287
Morningstar Growth ETF Asset Allocation Class I	8,594	2,527

Symetra Separate Account SL
Notes to Financial Statements
4. INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class I	$4,079	$943
PIMCO All Asset Portfolio Admin	103,873	1,558,246
PIMCO All Asset Portfolio Advisor	3,282	1,147
PIMCO CommodityRealReturn Strat. Administrative Class	87,446	119,667
PIMCO Total Return Admin	1,302	47,477
Templeton Developing Markets VIP Fund - Class 1	1,763	1,007
Templeton Developing Markets VIP Fund - Class 2	85,394	247,014
Templeton Global Bond VIP Fund - Class 1	—	22,774
Templeton Global Bond VIP Fund - Class 2	3,607	10,379
Templeton Growth VIP Fund - Class 1	7,978	22,036
Templeton Growth VIP Fund - Class 2	23,587	27,866
Vanguard Balanced	104,133	18,282
Vanguard Conservative Allocation	15,008	4,893
Vanguard Diversified Value	129,645	31,631
Vanguard Equity Income	20,369	2,227
Vanguard Equity Index	1,192,356	1,145,949
Vanguard High Yield Bond	36,383	14,708
Vanguard International	15,560	3,141
Vanguard Mid-Cap Index	1,127,942	357,883
Vanguard Real Estate Index	8,531	4,570
Vanguard Small Company Growth	2,467	915
Vanguard Total Bond Market Index	106,098	50,750
Vanguard Total International Stock Market Index	165,595	57,117
Vanguard Total Stock Market Index	2,608,235	1,145,689
Victory Pioneer Bond VCT Portfolio Class I1	49,781	52,362
Victory Pioneer Equity Income VCT Portfolio Class II1	44,817	26,803
Victory Pioneer Fund VCT Portfolio Class I1	1,012,839	519,099
Victory Pioneer High Yield VCT Portfolio Class II1	7,463	7,518
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	173,731	65,909
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	885,918	762,340
Victory Pioneer Strategic Income VCT Portfolio Class I1	4,552	1,060
Victory Pioneer Strategic Income VCT Portfolio Class II1	11,061	31,784
Voya Global High Dividend Low Volatility Portfolio - Class S	98,200	37,414
VY JPMorgan Emerging Markets Equity Portfolio Initial	144,533	134,104

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

5.CHANGES IN ACCUMULATION UNITS OUTSTANDING
The changes in Units outstanding for the years or periods ended December 31, 2025, and 2024 were as follows:

	2025			2024
			Increase			Increase
	Units	Units	(Decrease)	Units	Units	(Decrease)
Sub-Account	Issued	Redeemed	in Units[2]	Issued	Redeemed	in Units[2]
American Funds IS Growth Fund	12,733	(3,695)	9,038	13,361	(2,803)	10,558
BNY Mellon Appreciation	400	(771)	(371)	446	(3,129)	(2,683)
BNY Mellon MidCap Stock	1,082	(1,660)	(578)	1,057	(2,570)	(1,513)
BNY Mellon Stock Index	1,914	(2,362)	(448)	1,291	(2,115)	(824)
BNY Mellon Sustainable U.S. Equity	346	(514)	(168)	409	(1,821)	(1,412)
BNY Mellon Technology Growth	1,029	(2,078)	(1,049)	1,088	(2,250)	(1,162)
Columbia Variable Portfolio - Acorn Fund[1]	44	(476)	(432)	75	(472)	(397)

Symetra Separate Account SL
Notes to Financial Statements
5. CHANGES IN ACCUMULATION UNITS OUTSTANDING (continued)

	2025			2024
			Increase			Increase
	Units	Units	(Decrease)	Units	Units	(Decrease)
Sub-Account	Issued	Redeemed	in Units[2]	Issued	Redeemed	in Units[2]
CVT Nasdaq-100 Index Class I	—	(2)	(2)	—	(2)	(2)
Dimensional VIT Inflation-Protected Securities	1,444	(703)	741	1,726	(769)	957
DWS CROCI International VIP - Class A	533	(858)	(325)	668	(3,383)	(2,715)
DWS Global Income Builder VIP A	1,068	(1,684)	(616)	1,197	(3,157)	(1,960)
Federated Hermes High Income Bond	301	(429)	(128)	268	(429)	(161)
Federated Hermes Managed Volatility II	86	(106)	(20)	93	(118)	(25)
Fidelity Asset Manager 50% Portfolio[1]	413	(1,580)	(1,167)	896	(1,467)	(571)
Fidelity Asset Manager 70% Portfolio[1]	182	(371)	(189)	246	(2,034)	(1,788)
Fidelity Balanced	45	(336)	(291)	61	(131)	(70)
Fidelity Contrafund	1,304	(4,395)	(3,091)	1,866	(6,497)	(4,631)
Fidelity Equity-Income	928	(2,458)	(1,530)	1,293	(4,209)	(2,916)
Fidelity Extended Market Index - Initial Class	2,647	(563)	2,084	3,301	(725)	2,576
Fidelity Government Money Market Portfolio - Initial Class	66,638	(61,333)	5,305	18,376	(15,042)	3,334
Fidelity Growth	1,718	(6,838)	(5,120)	2,490	(8,606)	(6,116)
Fidelity Growth & Income	1,493	(2,069)	(576)	3,031	(5,368)	(2,337)
Fidelity Growth Opportunities	378	(1,054)	(676)	508	(2,400)	(1,892)
Fidelity High Income	303	(704)	(401)	333	(592)	(259)
Fidelity Index 500	33,146	(16,133)	17,013	53,815	(11,017)	42,798
Fidelity Investment Grade Bond	265	(283)	(18)	302	(268)	34
Fidelity Mid Cap I	—	(5)	(5)	—	(6)	(6)
Fidelity Mid Cap II	2,526	(1,594)	932	1,764	(3,875)	(2,111)
Fidelity Overseas	365	(683)	(318)	623	(1,929)	(1,306)
Franklin Allocation VIP Fund - Class 1	—	(2)	(2)	—	(3)	(3)
Franklin DynaTech VIP Fund - Class 2	953	(95)	858	135	(61)	74
Franklin Income VIP Fund - Class 1	—	(5,916)	(5,916)	—	(230)	(230)
Franklin Income VIP Fund - Class 2	2,174	(693)	1,481	288	(869)	(581)
Franklin Mutual Shares VIP Fund - Class 2	251	(1,290)	(1,039)	296	(645)	(349)
Franklin Small Cap Value VIP Fund - Class 1	—	(4)	(4)	—	(4)	(4)
Franklin Small Cap Value VIP Fund - Class 2	2,868	(1,555)	1,313	2,141	(3,084)	(943)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	1,579	(1,778)	(199)	1,586	(2,972)	(1,386)
Franklin U.S. Government Securities VIP Fund - Class 2	1,960	(3,219)	(1,259)	1,969	(2,491)	(522)
Goldman Sachs Government Money Market - Institutional Class	14,508	(9,650)	4,858	2,858	(3,079)	(221)
Invesco American Franchise Fund I	910	(1,861)	(951)	1,172	(3,064)	(1,892)
Invesco American Franchise Fund II	56	(57)	(1)	66	(77)	(11)
Invesco Discovery Mid Cap Growth Fund I	25	(21)	4	32	(455)	(423)
Invesco Discovery Mid Cap Growth Fund II	738	(122)	616	358	(858)	(500)
Invesco EQV International Equity I	140	(172)	(32)	163	(1,182)	(1,019)
Invesco EQV International Equity II	1,032	(2,915)	(1,883)	841	(1,589)	(748)
Invesco Global Real Estate	787	(766)	21	817	(1,147)	(330)
Invesco Health Care	98	(7)	91	23	(6)	17
LVIP American Century Balanced Fund Standard Class II	1,007	(3,310)	(2,303)	2,501	(5,201)	(2,700)
LVIP American Century Inflation Protection Fund Service	13,904	(7,668)	6,236	17,433	(4,617)	12,816
LVIP American Century Inflation Protection Fund Standard II	1	(8,536)	(8,535)	—	(329)	(329)
LVIP American Century International Fund Standard Class II	1,804	(2,336)	(532)	2,285	(2,597)	(312)
LVIP American Century Large Company Value Fund Service	69	(57)	12	181	(484)	(303)
LVIP American Century Ultra Fund Service Class	252	(460)	(208)	203	(305)	(102)
LVIP American Century Ultra Fund Standard Class II	18	(36)	(18)	17	(39)	(22)
LVIP American Century Value Fund Standard Class II	1,767	(1,819)	(52)	1,992	(2,149)	(157)
LVIP JPMorgan Mid Cap Value Fund - Standard Class	2,151	(1,279)	872	1,524	(2,308)	(784)

Symetra Separate Account SL
Notes to Financial Statements
5. CHANGES IN ACCUMULATION UNITS OUTSTANDING (continued)

	2025			2024
			Increase			Increase
	Units	Units	(Decrease)	Units	Units	(Decrease)
Sub-Account	Issued	Redeemed	in Units[2]	Issued	Redeemed	in Units[2]
LVIP JPMorgan U.S. Equity Fund - Standard Class	176	(394)	(218)	305	(518)	(213)
Morningstar Aggressive Growth ETF Asset Allocation Class I	—	(28)	(28)	—	(28)	(28)
Morningstar Growth ETF Asset Allocation Class I	—	(9)	(9)	—	(9)	(9)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class I	—	(3)	(3)	—	(3)	(3)
PIMCO All Asset Portfolio Admin	—	(6,963)	(6,963)	—	(273)	(273)
PIMCO All Asset Portfolio Advisor	66	(43)	23	52	(42)	10
PIMCO CommodityRealReturn Strat. Administrative Class	9,571	(10,635)	(1,064)	15,229	(5,338)	9,891
PIMCO Total Return Admin	280	(547)	(267)	—	(12)	(12)
Templeton Developing Markets VIP Fund - Class 1	—	(6)	(6)	—	(7)	(7)
Templeton Developing Markets VIP Fund - Class 2	3,005	(7,517)	(4,512)	3,742	(3,815)	(73)
Templeton Global Bond VIP Fund - Class 1	—	(136)	(136)	—	(11)	(11)
Templeton Global Bond VIP Fund - Class 2	287	(681)	(394)	553	(556)	(3)
Templeton Growth VIP Fund - Class 1	—	(105)	(105)	—	(9)	(9)
Templeton Growth VIP Fund - Class 2	562	(1,185)	(623)	843	(826)	17
Vanguard Balanced	4,138	(1,791)	2,347	37,871	(1,339)	36,532
Vanguard Conservative Allocation	1,253	(449)	804	1,452	(606)	846
Vanguard Diversified Value	7,679	(3,000)	4,679	11,154	(2,424)	8,730
Vanguard Equity Income	—	(5)	(5)	—	(5)	(5)
Vanguard Equity Index	7,209	(39,745)	(32,536)	9,674	(74,104)	(64,430)
Vanguard High Yield Bond	1,940	(1,383)	557	4,006	(1,182)	2,824
Vanguard International	—	(11)	(11)	—	(12)	(12)
Vanguard Mid-Cap Index	32,277	(22,082)	10,195	29,756	(23,953)	5,803
Vanguard Real Estate Index	—	(34)	(34)	11	(35)	(24)
Vanguard Small Company Growth	—	(2)	(2)	—	(2)	(2)
Vanguard Total Bond Market Index	10,129	(5,620)	4,509	13,850	(5,168)	8,682
Vanguard Total International Stock Market Index	12,845	(5,440)	7,405	11,842	(5,251)	6,591
Vanguard Total Stock Market Index	22,059	(45,120)	(23,061)	32,673	(56,820)	(24,147)
Victory Pioneer Bond VCT Portfolio Class I1	784	(1,813)	(1,029)	2,501	(4,832)	(2,331)
Victory Pioneer Equity Income VCT Portfolio Class II1	406	(749)	(343)	314	(483)	(169)
Victory Pioneer Fund VCT Portfolio Class I1	2,113	(6,567)	(4,454)	2,958	(4,475)	(1,517)
Victory Pioneer High Yield VCT Portfolio Class II1	155	(347)	(192)	216	(504)	(288)
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	777	(1,349)	(572)	858	(1,272)	(414)
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	2,309	(7,344)	(5,035)	2,746	(7,319)	(4,573)
Victory Pioneer Strategic Income VCT Portfolio Class I1	—	(5)	(5)	—	(5)	(5)
Victory Pioneer Strategic Income VCT Portfolio Class II1	539	(1,806)	(1,267)	712	(1,426)	(714)
Voya Global High Dividend Low Volatility Portfolio - Class S	189	(216)	(27)	107	(244)	(137)
VY JPMorgan Emerging Markets Equity Portfolio Initial	82	(397)	(315)	198	(285)	(87)

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2 Funds with no changes in units in either period were not included in the table above.

Symetra Separate Account SL
Notes to Financial Statements

6. ACCUMULATION UNIT VALUES
The following table summarizes the Unit values and Units outstanding for sub-accounts of the Symetra Separate Account SL, net investment income ratios and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2025.

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Total Expense Ratio[4]
American Funds IS Growth Fund
	2025	$15.963	to	$15.963	39,266	$626,786	0.23%	—%	to	—%	20.53%	to	20.53%
	2024	13.244	to	13.244	30,228	400,334	0.66	—	to	—	31.96	to	31.96
	2023	10.036	to	10.036	19,670	197,408	0.68	—	to	—	38.81	to	38.81
	2022	7.230	to	7.230	13,932	100,724	0.65	—	to	—	(29.76)	to	(29.76)
	2021	10.293	to	10.293	320	3,269	0.35	—	to	—	2.93	to	2.93
BNY Mellon Appreciation
	2025	53.576	to	53.576	22,625	1,212,148	0.36	0.70	to	0.70	9.31	to	9.31
	2024	49.015	to	49.015	22,996	1,127,148	0.42	0.70	to	0.70	12.02	to	12.02
	2023	43.757	to	43.757	25,679	1,123,644	0.71	0.70	to	0.70	20.13	to	20.13
	2022	36.426	to	36.426	28,133	1,024,754	0.67	0.70	to	0.70	(18.64)	to	(18.64)
	2021	44.769	to	44.769	28,711	1,285,359	0.44	0.70	to	0.70	26.24	to	26.24
BNY Mellon MidCap Stock
	2025	54.934	to	54.934	29,509	1,621,026	0.67	0.70	to	0.70	9.30	to	9.30
	2024	50.259	to	50.259	30,087	1,512,143	0.83	0.70	to	0.70	11.83	to	11.83
	2023	44.944	to	44.944	31,600	1,420,209	0.79	0.70	to	0.70	17.49	to	17.49
	2022	38.254	to	38.254	32,936	1,259,933	0.72	0.70	to	0.70	(14.68)	to	(14.68)
	2021	44.834	to	44.834	33,960	1,522,572	0.61	0.70	to	0.70	25.00	to	25.00
BNY Mellon Stock Index
	2025	87.828	to	87.828	21,883	1,921,984	0.78	0.70	to	0.70	16.42	to	16.42
	2024	75.441	to	75.441	22,331	1,684,672	0.92	0.70	to	0.70	23.48	to	23.48
	2023	61.098	to	61.098	23,155	1,414,711	1.16	0.70	to	0.70	24.73	to	24.73
	2022	48.985	to	48.985	24,492	1,199,765	1.09	0.70	to	0.70	(19.09)	to	(19.09)
	2021	60.544	to	60.544	24,380	1,476,032	0.82	0.70	to	0.70	27.22	to	27.22
BNY Mellon Sustainable U.S. Equity
	2025	39.932	to	39.932	12,264	489,708	0.25	0.70	to	0.70	15.16	to	15.16
	2024	34.674	to	34.674	12,432	431,070	0.54	0.70	to	0.70	24.01	to	24.01
	2023	27.960	to	27.960	13,844	387,067	0.73	0.70	to	0.70	22.96	to	22.96
	2022	22.739	to	22.739	15,021	341,553	0.52	0.70	to	0.70	(23.41)	to	(23.41)
	2021	29.689	to	29.689	15,232	452,230	0.75	0.70	to	0.70	26.11	to	26.11
BNY Mellon Technology Growth
	2025	39.926	to	1,091.771	43,852	1,754,971	—	0.70	to	0.75	27.27	to	28.16
	2024	31.372	to	851.878	44,901	1,423,069	—	0.70	to	0.75	24.86	to	25.74
	2023	25.126	to	677.488	46,063	1,184,440	—	0.70	to	0.75	58.31	to	59.42
	2022	15.871	to	424.972	51,078	827,879	—	0.70	to	0.75	(46.76)	to	(46.39)
	2021	29.811	to	792.663	53,190	3,833,859	—	0.70	to	0.75	12.14	to	12.93

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Total Expense Ratio[4]
Columbia Variable Portfolio - Acorn Fund[1]
	2025	$80.606	to	$80.606	3,939	$317,510	—%	0.70%	to	0.70%	3.74%	to	3.74%
	2024	77.701	to	77.701	4,371	339,594	—	0.70	to	0.70	13.38	to	13.38
	2023	68.533	to	68.533	4,768	326,737	—	0.70	to	0.70	20.89	to	20.89
	2022	56.690	to	56.690	5,706	323,501	—	0.70	to	0.70	(33.93)	to	(33.93)
	2021	85.800	to	85.800	5,999	514,690	0.74	0.70	to	0.70	8.14	to	8.14
CVT Nasdaq-100 Index Class I
	2025	1,304.519	to	1,304.519	192	250,706	0.28	0.75	to	0.75	20.39	to	20.39
	2024	1,083.546	to	1,083.546	194	210,484	0.34	0.75	to	0.75	25.20	to	25.20
	2023	865.422	to	865.422	196	169,931	0.34	0.75	to	0.75	54.40	to	54.40
	2022	560.510	to	560.510	198	111,258	0.02	0.75	to	0.75	(32.64)	to	(32.64)
	2021	832.159	to	832.159	3,100	2,579,732	0.28	0.75	to	0.75	26.87	to	26.87
CVT Russell 2000 Small Cap Index Class I1
	2025	382.831	to	382.831	—	—	—	0.75	to	0.75	12.45	to	12.45
	2024	340.436	to	340.436	—	—	—	0.75	to	0.75	11.23	to	11.23
	2023	306.059	to	306.059	—	—	—	0.75	to	0.75	16.60	to	16.60
	2022	262.487	to	262.487	—	—	—	0.75	to	0.75	(20.52)	to	(20.52)
	2021	330.238	to	330.238	—	—	—	0.75	to	0.75	14.53	to	14.53
Dimensional VIT Inflation-Protected Securities
	2025	10.098	to	10.098	5,438	54,919	4.35	—	to	—	7.55	to	7.55
	2024	9.389	to	9.389	4,697	44,099	3.17	—	to	—	1.88	to	1.88
	2023	9.216	to	9.216	3,740	34,467	8.12	—	to	—	4.02	to	4.02
	2022	8.860	to	8.860	8	68	0.23	—	to	—	(12.45)	to	(12.45)
	2021	10.120	to	10.120	344	3,477	4.50	—	to	—	1.20	to	1.20
DWS CROCI International VIP - Class A
	2025	15.973	to	15.973	7,635	121,957	2.63	0.70	to	0.70	43.90	to	43.90
	2024	11.100	to	11.100	7,960	88,358	3.32	0.70	to	0.70	1.73	to	1.73
	2023	10.911	to	10.911	10,675	116,473	3.27	0.70	to	0.70	18.12	to	18.12
	2022	9.237	to	9.237	10,643	98,312	3.34	0.70	to	0.70	(13.79)	to	(13.79)
	2021	10.715	to	10.715	11,292	120,994	2.39	0.70	to	0.70	8.47	to	8.47
DWS Global Income Builder VIP A
	2025	27.038	to	27.038	18,991	513,472	4.40	0.70	to	0.70	14.99	to	14.99
	2024	23.513	to	23.513	19,607	461,027	3.45	0.70	to	0.70	8.33	to	8.33
	2023	21.704	to	21.704	21,567	468,091	3.20	0.70	to	0.70	14.09	to	14.09
	2022	19.023	to	19.023	23,191	441,148	2.95	0.70	to	0.70	(15.57)	to	(15.57)
	2021	22.532	to	22.532	24,405	549,887	2.32	0.70	to	0.70	10.18	to	10.18
Federated Hermes High Income Bond
	2025	36.978	to	36.978	3,243	119,908	5.89	0.70	to	0.70	7.48	to	7.48
	2024	34.406	to	34.406	3,371	115,963	5.52	0.70	to	0.70	5.52	to	5.52
	2023	32.605	to	32.605	3,532	115,153	5.89	0.70	to	0.70	11.93	to	11.93
	2022	29.129	to	29.129	3,778	110,032	5.56	0.70	to	0.70	(12.39)	to	(12.39)

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Total Expense Ratio[4]
Federated Hermes High Income Bond (Continued)
	2021	$33.250	to	$33.250	3,950	$131,341	4.98%	0.70%	to	0.70%	4.12%	to	4.12%
Federated Hermes Managed Volatility II
	2025	26.918	to	26.918	1,636	44,032	2.86	0.70	to	0.70	6.29	to	6.29
	2024	25.326	to	25.326	1,656	41,950	2.17	0.70	to	0.70	14.75	to	14.75
	2023	22.071	to	22.071	1,681	37,092	1.86	0.70	to	0.70	7.93	to	7.93
	2022	20.450	to	20.450	1,692	34,610	1.76	0.70	to	0.70	(14.36)	to	(14.36)
	2021	23.878	to	23.878	2,236	53,389	2.01	0.70	to	0.70	17.68	to	17.68
Fidelity Asset Manager 50% Portfolio[1]
	2025	41.724	to	763.657	9,498	2,213,314	2.31	0.70	to	0.90	14.18	to	13.95
	2024	36.541	to	670.145	10,665	2,539,159	2.36	0.70	to	0.90	7.73	to	7.52
	2023	33.918	to	623.276	11,236	2,621,231	2.26	0.70	to	0.90	12.16	to	11.93
	2022	30.241	to	556.820	13,022	2,665,941	1.89	0.70	to	0.90	(15.53)	to	(15.70)
	2021	35.800	to	660.497	14,435	3,884,317	1.59	0.70	to	0.90	9.15	to	8.93
Fidelity Asset Manager 70% Portfolio[1]
	2025	45.342	to	691.105	7,394	583,109	1.75	0.70	to	0.90	17.42	to	17.19
	2024	38.615	to	589.755	7,583	550,074	1.72	0.70	to	0.90	10.03	to	9.81
	2023	35.095	to	537.065	9,371	565,982	1.81	0.70	to	0.90	15.56	to	15.33
	2022	30.370	to	465.686	10,034	518,015	1.83	0.70	to	0.90	(17.46)	to	(17.62)
	2021	36.793	to	565.302	10,149	644,213	1.41	0.70	to	0.90	13.17	to	12.94
Fidelity Balanced
	2025	67.160	to	67.160	1,005	67,489	1.63	0.70	to	0.70	14.40	to	14.40
	2024	58.705	to	58.705	1,296	76,076	1.82	0.70	to	0.70	15.11	to	15.11
	2023	51.000	to	51.000	1,366	69,676	1.71	0.70	to	0.70	20.68	to	20.68
	2022	42.260	to	42.260	1,445	61,082	1.27	0.70	to	0.70	(18.51)	to	(18.51)
	2021	51.860	to	51.860	2,293	118,913	0.94	0.70	to	0.70	17.44	to	17.44
Fidelity Contrafund
	2025	153.311	to	2,493.581	52,237	16,502,596	0.14	0.70	to	0.90	20.63	to	20.39
	2024	127.088	to	2,071.197	55,328	14,757,367	0.19	0.70	to	0.90	32.85	to	32.59
	2023	95.660	to	1,562.147	59,959	11,849,600	0.49	0.70	to	0.90	32.52	to	32.26
	2022	72.184	to	1,181.118	64,717	9,617,407	0.50	0.70	to	0.90	(26.83)	to	(26.97)
	2021	98.647	to	1,617.355	70,499	13,989,558	0.06	0.70	to	0.90	26.94	to	26.69
Fidelity Equity-Income
	2025	68.410	to	1,794.473	30,614	8,779,591	1.79	0.70	to	0.90	18.19	to	17.95
	2024	57.881	to	1,521.334	32,144	8,188,504	1.76	0.70	to	0.90	14.54	to	14.31
	2023	50.534	to	1,330.896	35,060	7,632,641	1.93	0.70	to	0.90	9.88	to	9.66
	2022	45.991	to	1,213.663	43,441	7,668,908	1.58	0.70	to	0.90	(5.62)	to	(5.81)
	2021	48.729	to	1,288.496	52,472	10,388,634	1.91	0.70	to	0.90	24.02	to	23.77
Fidelity Extended Market Index - Initial Class
	2025	12.176	to	12.176	6,210	75,618	1.36	—	to	—	12.31	to	12.31
	2024	10.841	to	10.841	4,126	44,728	1.74	—	to	—	12.31	to	12.31

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Total Expense Ratio[4]
Fidelity Extended Market Index - Initial Class (Continued)
	2023	$9.653	to	$9.653	1,550	$14,962	3.95%	—%	to	—%	17.43%	to	17.43%
	2022	8.220	to	8.220	135	1,112	—	—	to	—	(18.12)	to	(18.12)
	2021	10.039	to	10.039	338	3,298	1.19	—	to	—	0.39	to	0.39
Fidelity Government Money Market Portfolio - Initial Class
	2025	15.344	to	179.805	63,435	1,200,165	4.08	0.70	to	0.90	3.41	to	3.20
	2024	14.838	to	174.227	58,130	985,078	4.98	0.70	to	0.90	4.37	to	4.16
	2023	14.217	to	167.273	54,796	923,962	4.79	0.70	to	0.90	4.16	to	3.96
	2022	13.649	to	160.908	53,942	898,605	1.25	0.70	to	0.90	0.73	to	0.53
	2021	13.550	to	160.058	61,570	1,465,456	0.01	0.70	to	0.90	(0.69)	to	(0.89)
Fidelity Growth
	2025	131.159	to	3,058.327	89,629	29,061,638	0.29	0.70	to	0.90	14.10	to	13.87
	2024	114.953	to	2,685.808	94,749	27,493,206	—	0.70	to	0.90	29.47	to	29.22
	2023	88.784	to	2,078.542	100,865	22,528,941	0.13	0.70	to	0.90	35.29	to	35.02
	2022	65.625	to	1,539.427	106,404	17,510,838	0.62	0.70	to	0.90	(24.98)	to	(25.13)
	2021	87.479	to	2,056.199	108,180	24,297,741	—	0.70	to	0.90	22.36	to	22.11
Fidelity Growth & Income
	2025	86.955	to	86.955	35,404	3,078,547	1.57	0.70	to	0.70	20.66	to	20.66
	2024	72.069	to	72.069	35,980	2,593,066	1.46	0.70	to	0.70	21.36	to	21.36
	2023	59.386	to	59.386	38,317	2,275,488	1.78	0.70	to	0.70	17.89	to	17.89
	2022	50.373	to	50.373	31,119	1,567,553	1.66	0.70	to	0.70	(5.61)	to	(5.61)
	2021	53.367	to	53.367	31,886	1,701,642	2.45	0.70	to	0.70	25.07	to	25.07
Fidelity Growth Opportunities
	2025	125.518	to	125.518	23,500	2,949,671	—	0.70	to	0.70	21.10	to	21.10
	2024	103.649	to	103.649	24,176	2,505,840	—	0.70	to	0.70	37.92	to	37.92
	2023	75.154	to	75.154	26,068	1,959,087	—	0.70	to	0.70	44.64	to	44.64
	2022	51.960	to	51.960	27,945	1,452,012	—	0.70	to	0.70	(38.58)	to	(38.58)
	2021	84.600	to	84.600	30,222	2,556,802	—	0.70	to	0.70	11.16	to	11.16
Fidelity High Income
	2025	26.124	to	402.589	4,153	498,363	6.21	0.70	to	0.90	9.59	to	9.37
	2024	23.837	to	368.086	4,554	520,491	5.91	0.70	to	0.90	8.21	to	7.99
	2023	22.029	to	340.851	4,813	513,731	5.53	0.70	to	0.90	9.71	to	9.49
	2022	20.080	to	311.308	5,309	511,106	4.77	0.70	to	0.90	(11.99)	to	(12.17)
	2021	22.816	to	354.434	5,731	688,840	5.32	0.70	to	0.90	3.69	to	3.48
Fidelity Index 500
	2025	16.017	to	2,018.424	126,796	11,518,149	1.16	—	to	0.90	17.78	to	16.72
	2024	13.599	to	1,729.267	109,783	10,208,284	1.29	—	to	0.90	24.90	to	23.77
	2023	10.888	to	1,397.119	66,985	8,081,798	1.47	—	to	0.90	26.19	to	25.07
	2022	8.628	to	1,117.100	49,785	6,703,640	1.45	—	to	0.90	(18.22)	to	(18.94)
	2021	10.55	to	1,378.187	48,514	8,838,649	1.25	—	to	0.90	5.50	to	27.43

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Total Expense Ratio[4]
Fidelity Investment Grade Bond
	2025	$27.067	to	$359.235	2,447	$787,171	3.62%	0.70%	to	0.90%	6.48%	to	6.26%
	2024	25.420	to	338.060	2,465	741,902	3.52	0.70	to	0.90	1.07	to	0.87
	2023	25.150	to	335.136	2,431	723,108	2.56	0.70	to	0.90	5.46	to	5.25
	2022	23.847	to	318.407	2,640	749,198	1.90	0.70	to	0.90	(13.57)	to	(13.74)
	2021	27.590	to	369.119	3,826	1,303,168	2.02	0.70	to	0.90	(1.30)	to	(1.50)
Fidelity Mid Cap I
	2025	439.352	to	439.352	336	147,640	0.44	0.75	to	0.75	11.75	to	11.75
	2024	393.147	to	393.147	341	134,238	0.56	0.75	to	0.75	17.49	to	17.49
	2023	334.615	to	334.615	347	116,104	0.61	0.75	to	0.75	15.08	to	15.08
	2022	290.778	to	290.778	353	102,547	0.51	0.75	to	0.75	(14.74)	to	(14.74)
	2021	341.062	to	341.062	359	122,283	0.62	0.75	to	0.75	25.60	to	25.60
Fidelity Mid Cap II
	2025	57.799	to	57.799	33,100	1,913,154	0.26	0.70	to	0.70	10.71	to	10.71
	2024	52.208	to	52.208	32,168	1,679,421	0.34	0.70	to	0.70	16.35	to	16.35
	2023	44.870	to	44.870	34,279	1,538,088	0.39	0.70	to	0.70	14.00	to	14.00
	2022	39.358	to	39.358	34,614	1,362,364	0.27	0.70	to	0.70	(15.56)	to	(15.56)
	2021	46.610	to	46.610	34,976	1,630,226	0.36	0.70	to	0.70	24.43	to	24.43
Fidelity Overseas
	2025	38.893	to	609.306	8,675	1,723,385	1.59	0.70	to	0.90	19.55	to	19.31
	2024	32.533	to	510.681	8,993	1,517,168	1.60	0.70	to	0.90	4.32	to	4.11
	2023	31.187	to	490.537	10,299	1,616,168	1.03	0.70	to	0.90	19.67	to	19.43
	2022	26.061	to	410.733	10,668	1,449,730	0.78	0.70	to	0.90	(25.01)	to	(25.16)
	2021	34.753	to	548.817	16,215	2,826,810	0.53	0.70	to	0.90	18.87	to	18.63
Franklin Allocation VIP Fund - Class 1
	2025	276.855	to	276.855	114	31,430	2.18	0.75	to	0.75	12.98	to	12.98
	2024	245.052	to	245.052	116	28,534	2.25	0.75	to	0.75	9.33	to	9.33
	2023	224.131	to	224.131	119	26,771	1.71	0.75	to	0.75	14.77	to	14.77
	2022	195.295	to	195.295	123	23,928	1.95	0.75	to	0.75	(15.68)	to	(15.68)
	2021	231.605	to	231.605	126	29,120	1.94	0.75	to	0.75	11.81	to	11.81
Franklin DynaTech VIP Fund - Class 2
	2025	69.775	to	675.453	3,520	261,286	—	0.70	to	0.75	17.31	to	18.13
	2024	59.479	to	571.774	2,662	171,934	—	0.70	to	0.75	29.53	to	30.44
	2023	45.919	to	438.326	2,588	129,534	—	0.70	to	0.75	42.77	to	43.77
	2022	32.162	to	304.878	2,624	92,012	—	0.70	to	0.75	(40.38)	to	(39.96)
	2021	53.941	to	507.755	3,880	222,352	—	0.70	to	0.75	15.33	to	16.14
Franklin Income VIP Fund - Class 1
	2025	290.779	to	290.779	5,175	1,504,840	6.58	0.75	to	0.75	12.87	to	12.87
	2024	257.613	to	257.613	11,091	2,857,116	5.15	0.75	to	0.75	7.46	to	7.46
	2023	239.732	to	239.732	11,321	2,713,933	5.14	0.75	to	0.75	8.87	to	8.87
	2022	220.197	to	220.197	11,385	2,506,979	0.17	0.75	to	0.75	(5.24)	to	(5.24)

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Total Expense Ratio[4]
Franklin Income VIP Fund - Class 1
	2021	$232.364	to	$232.364	100	$23,334	4.69%	0.75%	to	0.75%	17.01%	to	17.01%
Franklin Income VIP Fund - Class 2
	2025	31.220	to	31.220	4,541	141,775	4.14	0.70	to	0.70	11.78	to	11.78
	2024	27.931	to	27.931	3,060	85,483	5.18	0.70	to	0.70	6.45	to	6.45
	2023	26.238	to	26.238	3,641	95,529	5.16	0.70	to	0.70	7.86	to	7.86
	2022	24.325	to	24.325	3,762	91,507	4.86	0.70	to	0.70	(6.13)	to	(6.13)
	2021	25.914	to	25.914	3,807	98,643	4.93	0.70	to	0.70	15.94	to	15.94
Franklin Mutual Shares VIP Fund - Class 2
	2025	37.236	to	37.236	3,252	121,084	2.08	0.70	to	0.70	10.74	to	10.74
	2024	33.624	to	33.624	4,291	144,292	1.98	0.70	to	0.70	10.49	to	10.49
	2023	30.431	to	30.431	4,640	141,195	1.77	0.70	to	0.70	12.67	to	12.67
	2022	27.008	to	27.008	5,921	159,906	1.78	0.70	to	0.70	(8.08)	to	(8.08)
	2021	29.381	to	29.381	6,921	203,343	2.93	0.70	to	0.70	18.34	to	18.34
Franklin Small Cap Value VIP Fund - Class 1
	2025	430.734	to	430.734	268	115,518	1.25	0.75	to	0.75	7.90	to	7.90
	2024	399.183	to	399.183	272	108,651	1.09	0.75	to	0.75	12.01	to	12.01
	2023	356.376	to	356.376	276	98,458	0.73	0.75	to	0.75	13.02	to	13.02
	2022	315.318	to	315.318	280	88,435	1.23	0.75	to	0.75	(9.82)	to	(9.82)
	2021	349.639	to	349.639	285	99,569	1.14	0.75	to	0.75	25.67	to	25.67
Franklin Small Cap Value VIP Fund - Class 2
	2025	46.569	to	46.569	23,890	1,112,535	1.09	0.70	to	0.70	6.90	to	6.90
	2024	43.562	to	43.562	22,577	983,473	0.94	0.70	to	0.70	10.92	to	10.92
	2023	39.272	to	39.272	23,520	923,689	0.52	0.70	to	0.70	11.96	to	11.96
	2022	35.077	to	35.077	23,646	829,436	0.98	0.70	to	0.70	(10.69)	to	(10.69)
	2021	39.276	to	39.276	26,196	1,028,845	0.99	0.70	to	0.70	24.49	to	24.49
Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2025	34.450	to	34.450	35,092	1,208,913	—	0.70	to	0.70	1.80	to	1.80
	2024	33.840	to	33.840	35,291	1,194,267	—	0.70	to	0.70	10.26	to	10.26
	2023	30.692	to	30.692	36,677	1,125,706	—	0.70	to	0.70	25.85	to	25.85
	2022	24.387	to	24.387	40,322	983,334	—	0.70	to	0.70	(34.15)	to	(34.15)
	2021	37.036	to	37.036	42,189	1,562,494	—	0.70	to	0.70	9.25	to	9.25
Franklin U.S. Government Securities VIP Fund - Class 2
	2025	18.542	to	18.542	21,120	391,616	3.26	0.70	to	0.70	5.95	to	5.95
	2024	17.501	to	17.501	22,379	391,663	3.04	0.70	to	0.70	0.66	to	0.66
	2023	17.387	to	17.387	22,901	398,187	2.53	0.70	to	0.70	3.74	to	3.74
	2022	16.760	to	16.760	22,782	381,838	2.42	0.70	to	0.70	(10.38)	to	(10.38)
	2021	18.702	to	18.702	24,188	452,361	2.69	0.70	to	0.70	(2.51)	to	(2.51)
Goldman Sachs Government Money Market - Institutional Class
	2025	11.694	to	11.694	90,794	1,061,751	4.12	—	to	—	4.21	to	4.21
	2024	11.222	to	11.222	85,936	964,406	5.04	—	to	—	5.15	to	5.15

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Total Expense Ratio[4]
Goldman Sachs Government Money Market - Institutional Class (Continued)
	2023	$10.672	to	$10.672	86,157	$919,467	4.93%	—%	to	—%	5.04%	to	5.04%
	2022	10.160	to	10.160	87,696	890,959	3.00	—	to	—	1.60	to	1.60
	2021	10.000	to	10.000	403	4,035	—	—	to	—	—	to	—
Invesco American Franchise Fund I
	2025	51.768	to	51.768	48,915	2,532,209	—	0.70	to	0.70	10.89	to	10.89
	2024	46.686	to	46.686	49,866	2,328,081	—	0.70	to	0.70	33.94	to	33.94
	2023	34.855	to	34.855	51,758	1,804,054	—	0.70	to	0.70	39.95	to	39.95
	2022	24.906	to	24.906	55,260	1,376,328	—	0.70	to	0.70	(31.59)	to	(31.59)
	2021	36.409	to	36.409	56,807	2,068,259	—	0.70	to	0.70	11.15	to	11.15
Invesco American Franchise Fund II
	2025	61.460	to	61.460	1,272	78,188	—	0.70	to	0.70	10.61	to	10.61
	2024	55.565	to	55.565	1,273	70,744	—	0.70	to	0.70	33.62	to	33.62
	2023	41.585	to	41.585	1,284	53,404	—	0.70	to	0.70	39.62	to	39.62
	2022	29.784	to	29.784	1,275	37,982	—	0.70	to	0.70	(31.77)	to	(31.77)
	2021	43.655	to	43.655	1,242	54,228	—	0.70	to	0.70	10.87	to	10.87
Invesco Discovery Mid Cap Growth Fund I
	2025	67.126	to	67.126	525	35,232	—	0.70	to	0.70	4.06	to	4.06
	2024	64.508	to	64.508	521	33,591	—	0.70	to	0.70	23.36	to	23.36
	2023	52.292	to	52.292	944	49,328	—	0.70	to	0.70	12.36	to	12.36
	2022	46.538	to	46.538	1,084	50,412	—	0.70	to	0.70	(31.46)	to	(31.46)
	2021	67.902	to	67.902	1,113	75,615	—	0.70	to	0.70	18.27	to	18.27
Invesco Discovery Mid Cap Growth Fund II
	2025	36.623	to	36.623	8,690	318,268	—	0.70	to	0.70	3.81	to	3.81
	2024	35.280	to	35.280	8,074	284,843	—	0.70	to	0.70	23.05	to	23.05
	2023	28.671	to	28.671	8,574	245,825	—	0.70	to	0.70	12.07	to	12.07
	2022	25.584	to	25.584	7,976	204,063	—	0.70	to	0.70	(31.61)	to	(31.61)
	2021	37.410	to	37.410	7,230	270,480	—	0.70	to	0.70	17.96	to	17.96
Invesco EQV International Equity I
	2025	49.714	to	205.553	6,734	380,937	1.45	0.70	to	0.75	15.69	to	16.50
	2024	42.973	to	176.442	6,766	330,712	1.72	0.70	to	0.75	(0.09)	to	0.62
	2023	43.010	to	175.357	7,785	374,883	0.19	0.70	to	0.75	17.32	to	18.15
	2022	36.660	to	148.425	9,545	384,101	1.72	0.70	to	0.75	(18.87)	to	(18.31)
	2021	45.189	to	181.683	9,761	483,292	1.24	0.70	to	0.75	5.15	to	5.89
Invesco EQV International Equity II
	2025	23.667	to	23.667	11,132	263,460	1.22	0.70	to	0.70	15.42	to	15.42
	2024	20.505	to	20.505	13,015	266,869	1.52	0.70	to	0.70	(0.36)	to	(0.36)
	2023	20.579	to	20.579	13,763	283,231	—	0.70	to	0.70	17.05	to	17.05
	2022	17.582	to	17.582	13,758	241,888	1.24	0.70	to	0.70	(19.07)	to	(19.07)
	2021	21.725	to	21.725	20,549	446,433	1.04	0.70	to	0.70	4.87	to	4.87

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Total Expense Ratio[4]
Invesco Global Real Estate
	2025	$44.935	to	$44.935	9,103	$409,049	2.05%	0.70%	to	0.70%	7.10%	to	7.10%
	2024	41.957	to	41.957	9,082	381,041	2.57	0.70	to	0.70	(2.49)	to	(2.49)
	2023	43.028	to	43.028	9,412	404,987	1.48	0.70	to	0.70	8.29	to	8.29
	2022	39.735	to	39.735	10,035	398,713	2.91	0.70	to	0.70	(25.46)	to	(25.46)
	2021	53.305	to	53.305	10,501	559,737	2.77	0.70	to	0.70	24.83	to	24.83
Invesco Health Care
	2025	55.288	to	55.288	632	34,947	—	0.70	to	0.70	14.52	to	14.52
	2024	48.277	to	48.277	541	26,100	—	0.70	to	0.70	3.44	to	3.44
	2023	46.672	to	46.672	524	24,458	—	0.70	to	0.70	2.30	to	2.30
	2022	45.621	to	45.621	546	24,903	—	0.70	to	0.70	(13.92)	to	(13.92)
	2021	52.998	to	52.998	565	29,960	0.21	0.70	to	0.70	11.52	to	11.52
LVIP American Century Balanced Fund Standard Class II
	2025	47.479	to	345.338	21,231	1,120,181	1.83	0.70	to	0.75	8.85	to	9.62
	2024	43.618	to	315.045	23,534	1,131,229	2.03	0.70	to	0.75	11.28	to	12.06
	2023	39.197	to	281.128	26,234	1,123,993	1.92	0.70	to	0.75	15.60	to	16.41
	2022	33.908	to	241.504	30,531	1,119,382	1.20	0.70	to	0.75	(17.84)	to	(17.27)
	2021	41.272	to	291.903	33,416	1,483,281	0.72	0.70	to	0.75	14.96	to	15.77
LVIP American Century Inflation Protection Fund Service
	2025	15.772	to	15.772	100,618	1,586,951	7.67	0.70	to	0.70	5.59	to	5.59
	2024	14.937	to	14.937	94,382	1,409,804	3.91	0.70	to	0.70	0.83	to	0.83
	2023	14.814	to	14.814	81,566	1,208,352	3.33	0.70	to	0.70	2.68	to	2.68
	2022	14.428	to	14.428	80,128	1,156,066	5.01	0.70	to	0.70	(13.68)	to	(13.68)
	2021	16.715	to	16.715	80,178	1,340,145	3.24	0.70	to	0.70	5.53	to	5.53
LVIP American Century Inflation Protection Fund Standard II
	2025	170.419	to	170.419	7,106	1,210,922	4.79	0.75	to	0.75	6.60	to	6.60
	2024	159.864	to	159.864	15,641	2,500,500	3.95	0.75	to	0.75	1.82	to	1.82
	2023	157.014	to	157.014	15,970	2,507,479	3.63	0.75	to	0.75	3.60	to	3.60
	2022	151.557	to	151.557	16,050	2,432,513	0.61	0.75	to	0.75	(12.88)	to	(12.88)
	2021	173.956	to	173.956	509	88,550	3.38	0.75	to	0.75	6.61	to	6.61
LVIP American Century International Fund Standard Class II
	2025	36.179	to	228.408	24,953	911,394	1.23	0.70	to	0.75	15.18	to	15.98
	2024	31.412	to	196.930	25,485	808,151	1.62	0.70	to	0.75	1.88	to	2.61
	2023	30.831	to	191.930	25,797	802,936	1.48	0.70	to	0.75	11.79	to	12.57
	2022	27.579	to	170.496	30,194	839,644	1.47	0.70	to	0.75	(25.28)	to	(24.75)
	2021	36.910	to	226.585	31,335	1,165,972	0.16	0.70	to	0.75	7.99	to	8.75
LVIP American Century Large Company Value Fund Service
	2025	37.985	to	37.985	2,896	109,991	1.38	0.70	to	0.70	14.42	to	14.42
	2024	33.197	to	33.197	2,884	95,726	2.41	0.70	to	0.70	9.74	to	9.74
	2023	30.250	to	30.250	3,187	96,413	2.44	0.70	to	0.70	3.06	to	3.06
	2022	29.353	to	29.353	3,021	88,673	1.88	0.70	to	0.70	(1.15)	to	(1.15)

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Total Expense Ratio[4]
LVIP American Century Large Company Value Fund Service (Continued)
	2021	$29.694	to	$29.694	3,641	$108,117	1.26%	0.70%	to	0.70%	20.68%	to	20.68%
LVIP American Century Ultra Fund Service Class
	2025	85.921	to	85.921	7,980	685,643	—	0.70	to	0.70	11.89	to	11.89
	2024	76.792	to	76.792	8,188	628,782	—	0.70	to	0.70	27.72	to	27.72
	2023	60.127	to	60.127	8,290	498,469	—	0.70	to	0.70	42.27	to	42.27
	2022	42.262	to	42.262	8,536	360,727	—	0.70	to	0.70	(32.93)	to	(32.93)
	2021	63.013	to	63.013	10,169	640,784	—	0.70	to	0.70	22.13	to	22.13
LVIP American Century Ultra Fund Standard Class II
	2025	110.763	to	110.763	4,629	512,779	—	0.70	to	0.70	12.06	to	12.06
	2024	98.846	to	98.846	4,647	459,293	—	0.70	to	0.70	27.89	to	27.89
	2023	77.288	to	77.288	4,669	360,822	—	0.70	to	0.70	42.51	to	42.51
	2022	54.233	to	54.233	4,682	253,909	—	0.70	to	0.70	(32.85)	to	(32.85)
	2021	80.760	to	80.760	4,686	378,405	—	0.70	to	0.70	22.30	to	22.30
LVIP American Century Value Fund Standard Class II
	2025	56.661	to	56.661	30,549	1,730,930	1.67	0.70	to	0.70	15.21	to	15.21
	2024	49.180	to	49.180	30,601	1,504,966	2.95	0.70	to	0.70	8.71	to	8.71
	2023	45.238	to	45.238	30,758	1,391,437	2.36	0.70	to	0.70	8.34	to	8.34
	2022	41.756	to	41.756	34,510	1,440,974	2.09	0.70	to	0.70	(0.16)	to	(0.16)
	2021	41.822	to	41.822	36,150	1,511,856	1.75	0.70	to	0.70	23.64	to	23.64
LVIP JPMorgan Mid Cap Value Fund - Standard Class
	2025	60.416	to	60.416	24,549	1,483,143	1.16	0.70	to	0.70	3.98	to	3.98
	2024	58.101	to	58.101	23,677	1,375,646	1.26	0.70	to	0.70	13.49	to	13.49
	2023	51.197	to	51.197	24,461	1,252,324	3.15	0.70	to	0.70	10.14	to	10.14
	2022	46.483	to	46.483	27,542	1,280,246	0.94	0.70	to	0.70	(8.80)	to	(8.80)
	2021	50.967	to	50.967	29,086	1,482,448	0.90	0.70	to	0.70	28.98	to	28.98
LVIP JPMorgan U.S. Equity Fund - Standard Class
	2025	97.496	to	97.496	13,271	1,293,853	0.47	0.70	to	0.70	13.74	to	13.74
	2024	85.718	to	85.718	13,489	1,156,247	0.52	0.70	to	0.70	23.12	to	23.12
	2023	69.624	to	69.624	13,702	954,009	1.58	0.70	to	0.70	26.28	to	26.28
	2022	55.136	to	55.136	13,890	765,853	0.53	0.70	to	0.70	(19.26)	to	(19.26)
	2021	68.289	to	68.289	14,713	1,004,738	0.73	0.70	to	0.70	28.44	to	28.44
Morningstar Aggressive Growth ETF Asset Allocation Class I
	2025	334.670	to	334.670	828	277,184	1.38	0.75	to	0.75	20.33	to	20.33
	2024	278.135	to	278.135	856	238,030	1.50	0.75	to	0.75	14.85	to	14.85
	2023	242.177	to	242.177	884	214,167	1.90	0.75	to	0.75	17.10	to	17.10
	2022	206.813	to	206.813	911	188,478	1.73	0.75	to	0.75	(12.92)	to	(12.92)
	2021	237.499	to	237.499	939	223,036	1.30	0.75	to	0.75	18.60	to	18.60
Morningstar Growth ETF Asset Allocation Class I
	2025	309.227	to	309.227	335	103,545	1.70	0.75	to	0.75	18.15	to	18.15
	2024	261.720	to	261.720	344	89,993	1.70	0.75	to	0.75	12.88	to	12.88

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Total Expense Ratio[4]
Morningstar Growth ETF Asset Allocation Class I (Continued)
	2023	$231.854	to	$231.854	353	$81,867	2.05%	0.75%	to	0.75%	15.61%	to	15.61%
	2022	200.554	to	200.554	363	72,731	1.84	0.75	to	0.75	(12.96)	to	(12.96)
	2021	230.424	to	230.424	373	85,853	1.43	0.75	to	0.75	15.09	to	15.09
Neuberger Berman AMT Mid Cap Growth Portfolio Class I1
	2025	492.213	to	492.213	—	—	—	0.75	to	0.75	5.45	to	5.45
	2024	466.777	to	466.777	—	—	—	0.75	to	0.75	24.02	to	24.02
	2023	376.371	to	376.371	—	—	—	0.75	to	0.75	18.15	to	18.15
	2022	318.566	to	318.566	—	—	—	0.75	to	0.75	(28.73)	to	(28.73)
	2021	447.007	to	447.007	2,319	1,036,665	—	0.75	to	0.75	12.99	to	12.99
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class I
	2025	338.608	to	338.608	115	38,906	0.47	0.75	to	0.75	11.56	to	11.56
	2024	303.527	to	303.527	118	35,815	0.72	0.75	to	0.75	8.82	to	8.82
	2023	278.928	to	278.928	121	33,800	1.05	0.75	to	0.75	11.00	to	11.00
	2022	251.283	to	251.283	124	31,274	0.60	0.75	to	0.75	(9.75)	to	(9.75)
	2021	278.442	to	278.442	128	35,605	0.61	0.75	to	0.75	32.80	to	32.80
PIMCO All Asset Portfolio Admin
	2025	239.365	to	239.365	6,342	1,518,085	4.58	0.75	to	0.75	14.20	to	14.20
	2024	209.595	to	209.595	13,305	2,788,582	6.53	0.75	to	0.75	3.75	to	3.75
	2023	202.029	to	202.029	13,578	2,743,124	2.99	0.75	to	0.75	8.14	to	8.14
	2022	186.819	to	186.819	13,655	2,551,065	11.65	0.75	to	0.75	(11.84)	to	(11.84)
	2021	211.919	to	211.919	381	80,737	10.94	0.75	to	0.75	16.23	to	16.23
PIMCO All Asset Portfolio Advisor
	2025	24.224	to	24.224	1,845	44,700	4.53	0.70	to	0.70	13.39	to	13.39
	2024	21.363	to	21.363	1,822	38,923	6.31	0.70	to	0.70	2.85	to	2.85
	2023	20.771	to	20.771	1,812	37,634	2.84	0.70	to	0.70	7.27	to	7.27
	2022	19.364	to	19.364	1,799	34,837	7.59	0.70	to	0.70	(12.48)	to	(12.48)
	2021	22.126	to	22.126	1,782	39,430	10.91	0.70	to	0.70	15.23	to	15.23
PIMCO CommodityRealReturn Strat. Administrative Class
	2025	10.732	to	115.832	72,616	887,868	2.85	0.70	to	0.75	17.96	to	18.79
	2024	9.098	to	97.506	73,680	798,386	2.24	0.70	to	0.75	3.43	to	4.16
	2023	8.796	to	93.612	63,789	703,815	15.78	0.70	to	0.75	(8.50)	to	(7.85)
	2022	9.613	to	101.591	58,526	719,910	21.04	0.70	to	0.75	7.87	to	8.61
	2021	8.912	to	93.534	67,388	715,871	4.27	0.70	to	0.75	32.40	to	33.34
PIMCO Total Return Admin
	2025	190.554	to	190.554	141	26,841	4.15	0.75	to	0.75	8.89	to	8.89
	2024	174.998	to	174.998	408	71,459	4.04	0.75	to	0.75	2.53	to	2.53
	2023	170.674	to	170.674	420	71,709	3.57	0.75	to	0.75	5.93	to	5.93
	2022	161.116	to	161.116	432	69,652	2.39	0.75	to	0.75	(14.30)	to	(14.30)
	2021	187.999	to	187.999	5,035	946,563	1.82	0.75	to	0.75	(1.27)	to	(1.27)

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Total Expense Ratio[4]
Templeton Developing Markets VIP Fund - Class 1
	2025	$187.709	to	$187.709	470	$88,146	0.75%	0.75%	to	0.75%	46.64%	to	46.64%
	2024	128.004	to	128.004	476	60,932	4.09	0.75	to	0.75	7.98	to	7.98
	2023	118.543	to	118.543	483	57,207	2.30	0.75	to	0.75	12.77	to	12.77
	2022	105.117	to	105.117	489	51,433	2.92	0.75	to	0.75	(21.70)	to	(21.70)
	2021	134.251	to	134.251	496	66,614	1.08	0.75	to	0.75	(5.51)	to	(5.51)
Templeton Developing Markets VIP Fund - Class 2
	2025	44.787	to	44.787	28,134	1,260,015	0.55	0.70	to	0.70	45.25	to	45.25
	2024	30.834	to	30.834	32,646	1,006,596	3.91	0.70	to	0.70	6.91	to	6.91
	2023	28.841	to	28.841	32,719	943,637	2.04	0.70	to	0.70	11.84	to	11.84
	2022	25.788	to	25.788	36,378	938,101	2.66	0.70	to	0.70	(22.53)	to	(22.53)
	2021	33.286	to	33.286	33,237	1,106,321	0.87	0.70	to	0.70	(6.40)	to	(6.40)
Templeton Global Bond VIP Fund - Class 1
	2025	168.642	to	168.642	486	82,022	—	0.75	to	0.75	16.09	to	16.09
	2024	145.273	to	145.273	622	90,388	—	0.75	to	0.75	(11.13)	to	(11.13)
	2023	163.463	to	163.463	633	103,475	—	0.75	to	0.75	3.19	to	3.19
	2022	158.403	to	158.403	644	102,000	—	0.75	to	0.75	(4.85)	to	(4.85)
	2021	166.474	to	166.474	655	109,068	—	0.75	to	0.75	(4.62)	to	(4.62)
Templeton Global Bond VIP Fund - Class 2
	2025	17.211	to	17.211	2,958	50,911	—	0.70	to	0.70	14.92	to	14.92
	2024	14.976	to	14.976	3,352	50,206	—	0.70	to	0.70	(11.99)	to	(11.99)
	2023	17.017	to	17.017	3,355	57,095	—	0.70	to	0.70	2.17	to	2.17
	2022	16.656	to	16.656	5,113	85,156	—	0.70	to	0.70	(5.61)	to	(5.61)
	2021	17.646	to	17.646	5,650	99,701	—	0.70	to	0.70	(5.66)	to	(5.66)
Templeton Growth VIP Fund - Class 1
	2025	221.586	to	221.586	377	83,573	1.18	0.75	to	0.75	24.16	to	24.16
	2024	178.473	to	178.473	482	85,948	1.16	0.75	to	0.75	5.70	to	5.70
	2023	168.843	to	168.843	491	82,854	3.50	0.75	to	0.75	21.23	to	21.23
	2022	139.270	to	139.270	500	69,623	0.51	0.75	to	0.75	(11.32)	to	(11.32)
	2021	157.048	to	157.048	509	80,007	1.34	0.75	to	0.75	5.26	to	5.26
Templeton Growth VIP Fund - Class 2
	2025	30.368	to	30.368	5,850	177,661	0.89	0.70	to	0.70	22.96	to	22.96
	2024	24.697	to	24.697	6,473	159,857	0.94	0.70	to	0.70	4.67	to	4.67
	2023	23.596	to	23.596	6,456	152,330	3.32	0.70	to	0.70	20.17	to	20.17
	2022	19.636	to	19.636	6,543	128,476	0.15	0.70	to	0.70	(12.12)	to	(12.12)
	2021	22.344	to	22.344	7,940	177,404	1.10	0.70	to	0.70	4.14	to	4.14
Vanguard Balanced
	2025	13.543	to	420.526	44,411	601,448	2.01	—	to	0.75	16.47	to	16.46
	2024	11.628	to	361.080	42,064	489,142	1.34	—	to	0.75	14.80	to	14.80
	2023	10.129	to	314.523	5,532	56,029	1.21	—	to	0.75	14.32	to	14.33
	2022	8.860	to	275.111	599	5,306	1.88	—	to	0.75	(14.30)	to	(14.30)

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Total Expense Ratio[4]
Vanguard Balanced (Continued)
	2021	$10.338	to	$321.024	4,570	$1,343,542	1.77%	—%	to	0.75%	3.38%	to	19.02%
Vanguard Conservative Allocation
	2025	11.582	to	11.582	2,533	29,335	2.23	—	to	—	12.73	to	12.73
	2024	10.274	to	10.274	1,729	17,770	2.04	—	to	—	7.49	to	7.49
	2023	9.558	to	9.558	883	8,438	—	—	to	—	12.50	to	12.50
	2022	8.496	to	8.496	—	—	2.84	—	to	—	(14.90)	to	(14.90)
	2021	9.983	to	9.983	406	4,032	—	—	to	—	(0.17)	to	(0.17)
Vanguard Diversified Value
	2025	14.957	to	14.957	31,508	471,246	1.41	—	to	—	16.83	to	16.83
	2024	12.802	to	12.802	26,829	343,472	1.26	—	to	—	14.89	to	14.89
	2023	11.143	to	11.143	18,099	201,683	1.15	—	to	—	20.13	to	20.13
	2022	9.276	to	9.276	9,607	89,118	0.53	—	to	—	(11.49)	to	(11.49)
	2021	10.480	to	10.480	389	4,001	—	—	to	—	4.80	to	4.80
Vanguard Equity Income
	2025	497.377	to	497.377	448	222,845	2.45	0.75	to	0.75	16.80	to	16.80
	2024	425.845	to	425.845	453	192,852	2.84	0.75	to	0.75	15.12	to	15.12
	2023	369.911	to	369.911	458	169,333	2.67	0.75	to	0.75	8.10	to	8.10
	2022	342.200	to	342.200	463	158,352	2.55	0.75	to	0.75	(0.66)	to	(0.66)
	2021	344.479	to	344.479	468	161,156	1.92	0.75	to	0.75	25.33	to	25.33
Vanguard Equity Index
	2025	33.181	to	641.105	1,070,748	35,683,318	1.07	—	to	0.75	17.70	to	17.70
	2024	28.191	to	544.692	1,103,284	31,235,845	1.31	—	to	0.75	24.84	to	24.84
	2023	22.581	to	436.309	1,167,714	26,476,721	1.41	—	to	0.75	26.11	to	26.11
	2022	17.906	to	345.963	1,202,049	21,610,035	1.38	—	to	0.75	(18.23)	to	(18.23)
	2021	21.897	to	423.088	1,248,095	29,897,133	1.17	—	to	0.75	28.55	to	28.55
Vanguard High Yield Bond
	2025	11.792	to	276.091	13,444	274,486	6.31	—	to	0.75	9.18	to	9.18
	2024	10.801	to	252.869	12,887	246,536	5.23	—	to	0.75	6.46	to	6.45
	2023	10.146	to	237.550	10,063	204,040	4.88	—	to	0.75	11.67	to	11.67
	2022	9.086	to	212.733	9,629	179,769	4.92	—	to	0.75	(9.37)	to	(9.36)
	2021	10.025	to	234.708	852	111,465	4.03	—	to	0.75	0.25	to	3.68

Vanguard International
	2025	288.882	to	288.882	900	259,930	0.82	0.75	to	0.75	19.97	to	19.97
	2024	240.801	to	240.801	911	219,440	1.19	0.75	to	0.75	9.01	to	9.01
	2023	220.894	to	220.894	923	203,888	1.52	0.75	to	0.75	14.65	to	14.65
	2022	192.662	to	192.662	935	180,126	1.34	0.75	to	0.75	(30.12)	to	(30.12)
	2021	275.707	to	275.707	947	261,160	0.28	0.75	to	0.75	(1.54)	to	(1.54)
Vanguard Mid-Cap Index
	2025	12.402	to	488.322	462,659	10,696,176	1.22	—	to	0.75	11.54	to	11.54

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Total Expense Ratio[4]
Vanguard Mid-Cap Index (Continued)
	2024	$11.119	to	$437.799	452,464	$9,459,057	1.36%	—%	to	0.75%	15.08%	to	15.08%
	2023	9.662 [5]	to	380.445	446,661	8,167,787	1.39	—	to	0.75	15.84	to	15.83
	2022	8.341 [5]	to	328.451	433,693	6,891,635	1.15	—	to	0.75	(18.82)	to	(18.82)
	2021	10.275 [5]	to	404.599	420,479	9,079,414	1.08	—	to	0.75	0.0275	to	24.36
Vanguard Real Estate Index
	2025	11.689	to	280.671	6,887	192,065	2.69	0.70	to	0.75	2.39	to	3.11
	2024	11.416	to	272.205	6,921	190,728	3.13	0.70	to	0.75	4.01	to	4.74
	2023	10.976	to	259.878	6,945	186,371	1.68	0.70	to	0.75	9.76	to	11.70
	2022	232.661	to	232.661	171	39,758	1.91	0.75	to	0.75	(26.30)	to	(26.30)
	2021	315.670	to	315.670	176	55,442	1.92	0.75	to	0.75	40.21	to	40.21
Vanguard Small Company Growth
	2025	473.735	to	473.735	76	35,921	0.47	0.75	to	0.75	6.11	to	6.11
	2024	446.466	to	446.466	78	34,769	0.54	0.75	to	0.75	11.38	to	11.38
	2023	400.847	to	400.847	80	32,062	0.41	0.75	to	0.75	19.65	to	19.65
	2022	335.028	to	335.028	82	27,532	0.27	0.75	to	0.75	(25.35)	to	(25.35)
	2021	448.810	to	448.810	84	37,908	0.37	0.75	to	0.75	14.22	to	14.22
Vanguard Total Bond Market Index
	2025	9.824	to	167.050	39,201	389,560	3.32	—	to	0.75	6.95	to	6.94
	2024	9.186	to	156.213	34,692	322,975	2.35	—	to	0.75	1.23	to	1.24
	2023	9.074	to	154.295	26,010	240,343	2.38	—	to	0.75	5.59	to	5.58
	2022	8.594	to	146.143	22,406	196,773	0.74	—	to	0.75	(13.22)	to	(13.21)
	2021	9.903	to	168.394	431	9,248	1.19	—	to	0.75	(0.97)	to	(1.72)
Vanguard Total International Stock Market Index
	2025	13.057	to	13.057	43,632	569,703	2.57	—	to	—	32.04	to	32.04
	2024	9.889	to	9.889	36,227	358,234	2.63	—	to	—	5.06	to	5.06
	2023	9.413	to	9.413	29,636	278,952	2.68	—	to	—	15.55	to	15.55
	2022	8.146	to	8.146	24,486	199,479	0.54	—	to	—	(16.02)	to	(16.02)
	2021	9.700	to	9.700	402	3,859	—	—	to	—	(3.00)	to	(3.00)
Vanguard Total Stock Market Index
	2025	15.201	to	616.532	1,199,583	37,305,909	1.15	—	to	—	16.94	to	16.93
	2024	12.999	to	527.253	1,222,644	32,601,968	1.23	—	to	0.75	23.71	to	23.71
	2023	10.508 [5]	to	426.189	1,246,791	26,946,437	1.14	—	to	0.75	25.95	to	25.95
	2022	8.343 [5]	to	338.378	1,350,193	23,243,038	1.33	—	to	0.75	(19.59)	to	(19.59)
	2021	10.375 [5]	to	420.824	1,288,085	27,794,503	1.18	—	to	0.75	3.75	to	25.64
Victory Pioneer Bond VCT Portfolio Class I1
	2025	28.772	to	289.879	26,013	835,999	4.52	0.70	to	0.90	8.41	to	8.19
	2024	26.540	to	267.926	27,042	803,630	4.49	0.70	to	0.90	2.44	to	2.24
	2023	25.907	to	262.067	29,373	853,320	3.95	0.70	to	0.90	6.21	to	6.00
	2022	24.392	to	247.231	30,310	833,681	2.42	0.70	to	0.90	(14.80)	to	(14.97)
	2021	28.628	to	290.750	31,304	1,040,343	2.21	0.70	to	0.90	(0.32)	to	(0.52)

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Total Expense Ratio[4]
Victory Pioneer Equity Income VCT Portfolio Class I1
	2025	$395.109	to	$395.109	—	$—	—%	0.75%	to	0.75%	11.40%	to	11.40%
	2024	354.678	to	354.678	—	—	—	0.75	to	0.75	11.25	to	11.25
	2023	318.799	to	318.799	—	—	—	0.75	to	0.75	7.47	to	7.47
	2022	296.637	to	296.637	—	—	1.31	0.75	to	0.75	(7.75)	to	(7.75)
	2021	321.575	to	321.575	4,181	1,344,525	1.49	0.75	to	0.75	25.70	to	25.70
Victory Pioneer Equity Income VCT Portfolio Class II1
	2025	43.721	to	43.721	4,702	205,592	1.99	0.70	to	0.70	10.36	to	10.36
	2024	39.617	to	39.617	5,045	199,865	1.94	0.70	to	0.70	10.19	to	10.19
	2023	35.952	to	35.952	5,214	187,467	1.64	0.70	to	0.70	6.43	to	6.43
	2022	33.781	to	33.781	6,580	222,279	1.56	0.70	to	0.70	(8.58)	to	(8.58)
	2021	36.953	to	36.953	7,003	258,772	1.22	0.70	to	0.70	24.46	to	24.46
Victory Pioneer Fund VCT Portfolio Class I1
	2025	80.411	to	1,041.073	77,499	7,708,514	0.45	0.70	to	0.90	22.50	to	22.25
	2024	65.644	to	851.583	81,953	6,684,811	0.72	0.70	to	0.90	21.79	to	21.55
	2023	53.898	to	700.605	83,470	5,606,068	0.88	0.70	to	0.90	28.03	to	27.78
	2022	42.097	to	548.298	87,510	4,577,606	0.65	0.70	to	0.90	(20.05)	to	(20.22)
	2021	52.657	to	687.221	97,246	6,417,355	0.32	0.70	to	0.90	27.09	to	26.84
Victory Pioneer High Yield VCT Portfolio Class II1
	2025	25.293	to	25.293	3,702	93,631	5.76	0.70	to	0.70	7.17	to	7.17
	2024	23.601	to	23.601	3,894	91,916	5.53	0.70	to	0.70	7.75	to	7.75
	2023	21.904	to	21.904	4,182	91,605	5.32	0.70	to	0.70	10.22	to	10.22
	2022	19.873	to	19.873	4,937	98,107	4.82	0.70	to	0.70	(12.05)	to	(12.05)
	2021	22.597	to	22.597	5,216	117,867	4.87	0.70	to	0.70	4.71	to	4.71
Victory Pioneer Mid Cap Value VCT Portfolio Class I1
	2025	60.061	to	696.634	25,130	1,644,098	2.06	0.70	to	0.90	10.41	to	10.19
	2024	54.399	to	632.220	25,702	1,524,609	1.88	0.70	to	0.90	10.16	to	9.94
	2023	49.382	to	575.077	26,116	1,412,002	1.95	0.70	to	0.90	11.67	to	11.45
	2022	44.220	to	515.990	28,901	1,391,385	2.08	0.70	to	0.90	(6.30)	to	(6.48)
	2021	47.192	to	551.766	30,167	1,554,197	0.95	0.70	to	0.90	28.76	to	28.51
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1
	2025	71.560	to	1,044.739	75,423	7,484,034	—	0.70	to	0.90	19.64	to	19.40
	2024	59.815	to	875.014	80,458	6,801,940	—	0.70	to	0.90	23.06	to	22.82
	2023	48.605	to	712.455	85,031	5,803,848	—	0.70	to	0.90	17.94	to	17.71
	2022	41.210	to	605.263	95,813	5,422,576	—	0.70	to	0.90	(31.54)	to	(31.68)
	2021	60.195	to	885.865	100,593	8,386,611	—	0.70	to	0.90	7.32	to	7.10
Victory Pioneer Strategic Income VCT Portfolio Class I1
	2025	221.649	to	221.649	464	102,752	4.64	0.75	to	0.75	11.11	to	11.11
	2024	199.484	to	199.484	469	93,473	4.29	0.75	to	0.75	4.26	to	4.26
	2023	191.328	to	191.328	474	90,622	3.86	0.75	to	0.75	8.33	to	8.33
	2022	176.623	to	176.623	479	84,569	3.15	0.75	to	0.75	(12.69)	to	(12.69)

Symetra Separate Account SL
Notes to Financial Statements
6. ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Total Expense Ratio[4]
Victory Pioneer Strategic Income VCT Portfolio Class I1 (Continued)
	2021	$202.301	to	$202.301	484	$97,924	3.28%	0.75%	to	0.75%	1.99%	to	1.99%
Victory Pioneer Strategic Income VCT Portfolio Class II1
	2025	21.240	to	21.240	6,284	133,465	4.40	0.70	to	0.70	10.08	to	10.08
	2024	19.295	to	19.295	7,551	145,707	4.04	0.70	to	0.70	3.15	to	3.15
	2023	18.705	to	18.705	8,265	154,593	3.62	0.70	to	0.70	7.31	to	7.31
	2022	17.431	to	17.431	6,860	119,571	2.89	0.70	to	0.70	(13.45)	to	(13.45)
	2021	20.140	to	20.140	8,182	164,779	3.04	0.70	to	0.70	1.02	to	1.02
Voya Global High Dividend Low Volatility Portfolio - Class S
	2025	43.390	to	538.851	2,261	531,342	2.07	0.70	to	0.90	17.90	to	17.67
	2024	36.802	to	457.949	2,288	455,755	2.53	0.70	to	0.90	11.89	to	11.66
	2023	32.892	to	410.115	2,425	411,120	2.73	0.70	to	0.90	5.69	to	5.48
	2022	31.121	to	388.819	2,511	392,447	2.48	0.70	to	0.90	(5.78)	to	(5.96)
	2021	33.029	to	413.472	2,697	465,189	2.31	0.70	to	0.90	19.73	to	19.49
VY JPMorgan Emerging Markets Equity Portfolio Initial
	2025	56.466	to	451.682	1,583	629,815	0.93	0.70	to	0.90	38.09	to	37.82
	2024	40.890	to	327.739	1,898	555,346	1.05	0.70	to	0.90	1.43	to	1.22
	2023	40.315	to	323.783	1,985	535,878	1.94	0.70	to	0.90	6.07	to	5.86
	2022	38.009	to	305.874	2,117	529,731	—	0.70	to	0.90	(26.41)	to	(26.56)
	2021	51.650	to	416.476	2,107	682,168	—	0.70	to	0.90	(10.47)	to	(10.65)
1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Fund, net of management fees assessed by the Mutual Fund manager, divided by the trading days’ average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.
3These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges and asset related administration charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.
4These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Funds, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.
5 These amounts have been corrected from those presented in prior period financial statements.

Symetra Separate Account SL
Notes to Financial Statements
7.SUBSEQUENT EVENTS
The Separate Account has evaluated subsequent events through April 22, 2026, the date which the Separate Account’s financial statements were available to be issued.

Symetra Life Insurance Company
Financial Statements – Statutory Basis
December 31, 2025
With Independent Auditors' Report

SYMETRA LIFE INSURANCE COMPANY
FINANCIAL STATEMENTS – STATUTORY BASIS

Table of Contents

Independent Auditors' Report ................................................................................................................................................	3

Financial Statements
Balance Sheets – Statutory Basis ......................................................................................................................................	5
Statements of Operations – Statutory Basis ....................................................................................................................	6
Statements of Changes in Capital and Surplus – Statutory Basis ................................................................................	7
Statements of Cash Flow – Statutory Basis .....................................................................................................................	8
Notes to Financial Statements – Statutory Basis ............................................................................................................	9
KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568
Independent Auditors’ Report
The Board of Directors and Stockholder
Symetra Life Insurance Company:
Opinions
We have audited the financial statements of Symetra Life Insurance Company (the Company), which comprise the balance sheets - statutory basis as of December 31, 2025 and 2024, and the related statements of operations - statutory basis, changes in capital and surplus - statutory basis, and cash flow - statutory basis for each of the years in the three years ended December 31, 2025, and the related notes to the financial statements - statutory basis (collectively, financial statements).
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three years ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Iowa Insurance Division, Department of
Insurance and Financial Services described in Note 2.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S.
Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of
December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three years ended December 31, 2025.
Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of
America (GAAS). Our responsibilities under those standards are further described in the Auditors’
Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Iowa Insurance Division, Department of Insurance and
Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles.
Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonable determinable, are presumed to be material and pervasive.
KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.
Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Iowa Insurance Division, Department of Insurance and
Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.
Auditors’ Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.
In performing an audit in accordance with GAAS, we:
●Exercise professional judgment and maintain professional skepticism throughout the audit.
●Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
●Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
●Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
●Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.
/s/ KPMG LLP
Columbus, Ohio
April 10, 2026
2
SYMETRA LIFE INSURANCE COMPANY
BALANCE SHEETS – STATUTORY BASIS
(In millions, except share and per share data)

	As of December 31,
	2025	2024
ADMITTED ASSETS
Bonds .......................................................................................................................................................	$37,829.0	$33,803.1
Preferred stocks .....................................................................................................................................	216.2	110.7
Common stocks ......................................................................................................................................	989.9	807.5
Mortgage loans .......................................................................................................................................	10,040.1	8,900.6
Cash, cash equivalents, and short-term investments ......................................................................	2,423.6	1,641.6
Derivatives ..............................................................................................................................................	437.2	405.0
Other invested assets ...........................................................................................................................	1,175.9	1,100.4
Total cash and invested assets ...............................................................................................................	53,111.9	46,768.9
Accrued investment income .................................................................................................................	413.8	362.1
Deferred and uncollected premiums (net of loading of $(0.6) and $0.3) ......................................	(1,803.7)	(1,500.2)
Deferred tax assets, net ........................................................................................................................	222.9	201.2
Current federal income taxes recoverable .........................................................................................	—	23.8
Reinsurance recoverables and other receivables ............................................................................	2,223.1	1,695.0
Separate account assets ......................................................................................................................	11,134.2	9,685.7
Total admitted assets ...............................................................................................................................	$65,302.2	$57,236.5
LIABILITIES AND CAPITAL AND SURPLUS
Life and annuity reserves ...................................................................................................................	$40,949.9	$36,575.9
Accident and health reserves ............................................................................................................	696.9	291.2
Policy and contract claims .................................................................................................................	343.0	148.4
Liability for deposit-type contracts ....................................................................................................	5,034.9	4,602.9
Unearned premiums and annuity considerations ..........................................................................	10.7	8.2
Total policy and contract liabilities .......................................................................................................	47,035.4	41,626.6
Cash collateral held ...............................................................................................................................	1,068.5	692.1
Asset valuation reserve .........................................................................................................................	775.9	687.1
Interest maintenance reserve ..............................................................................................................	57.4	68.7
Funds held under coinsurance agreements ......................................................................................	1,702.5	1,486.7
Other liabilities ........................................................................................................................................	1,094.4	908.3
Separate account liabilities ...................................................................................................................	10,857.0	9,384.1
Total liabilities ............................................................................................................................................	62,591.1	54,853.6
Commitments and contingencies (Note 14)
Capital and surplus
Common stock, $250 par value, 20,000 shares authorized, issued and outstanding ................	5.0	5.0
Gross paid-in and contributed surplus ................................................................................................	1,489.0	1,089.0
Surplus notes ..........................................................................................................................................	497.2	—
Unassigned funds ..................................................................................................................................	719.9	1,288.9
Total capital and surplus ..........................................................................................................................	2,711.1	2,382.9
Total liabilities and capital and surplus ..................................................................................................	$65,302.2	$57,236.5
See accompanying notes.
6
SYMETRA LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS – STATUTORY BASIS
(In millions)

	For the Year Ended December 31,
	2025	2024	2023
Premiums and other revenues:
Premiums and annuity considerations .....................................................................................	$4,402.1	$3,925.0	$3,528.4
Net investment income ...............................................................................................................	2,415.9	2,192.4	1,757.2
Amortization of interest maintenance reserve ........................................................................	(2.5)	1.2	21.6
Separate account fees and other ............................................................................................	217.9	237.5	131.6
Commissions and expense allowances on reinsurance ceded, net ...................................	538.3	647.6	438.2
Reserve adjustment on reinsurance ceded ............................................................................	4,511.5	4,682.1	4,458.6
Other income ................................................................................................................................	49.3	41.2	40.0
Total premiums and other revenues ............................................................................................	12,132.5	11,727.0	10,375.6
Benefits:
Death benefits ..............................................................................................................................	398.2	325.2	326.2
Annuity benefits ...........................................................................................................................	342.3	343.2	337.1
Surrender and maturity benefits ................................................................................................	4,020.6	5,534.4	5,785.0
Accident and health and other benefits ...................................................................................	713.3	584.6	546.4
Increase in policy reserves ........................................................................................................	4,196.6	2,564.7	2,010.4
Total benefits ...................................................................................................................................	9,671.0	9,352.1	9,005.1
Insurance expenses and other deductions:
Commissions ................................................................................................................................	685.1	615.5	510.5
General insurance expenses .....................................................................................................	815.4	727.3	637.0
Net transfers to (from) separate accounts ...............................................................................	794.2	872.0	137.2
Total insurance expenses and other deductions .......................................................................	2,294.7	2,214.8	1,284.7
Gain (loss) from operations before federal income taxes and net realized capital gains (losses) ............................................................................................................................................	166.8	160.1	85.8
Federal income tax expense (benefit) ......................................................................................	2.5	81.6	96.7
Gain (loss) from operations before net realized capital gains (losses) .................................	164.3	78.5	(10.9)
Net realized capital gains (losses) (net of federal income taxes and transfer to interest maintenance reserve) ....................................................................................................................	83.5	104.7	102.5
Net income (loss) ..............................................................................................................................	$247.8	$183.2	$91.6
See accompanying notes.
7
SYMETRA LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY BASIS
(In millions)

	Common Stock	Gross Paid-In and Contributed Surplus	Surplus Notes	Unassigned Funds	Total Capital and Surplus
Balances as of January 1, 2023 ...............................................	$5.0	$1,089.0	$—	$1,402.4	$2,496.4
Net income (loss) .....................................................................	—	—	—	91.6	91.6
Change in net unrealized capital gains (losses), including foreign exchange .....................................................	—	—	—	51.6	51.6
Change in net deferred income taxes ...................................	—	—	—	61.3	61.3
Change in nonadmitted assets ..............................................	—	—	—	(59.7)	(59.7)
Change in liability for unauthorized reinsurance .................	—	—	—	70.8	70.8
Change in reserve on account of change in valuation basis ...........................................................................................	—	—	—	(9.1)	(9.1)
Change in asset valuation reserve ........................................	—	—	—	(228.9)	(228.9)
Change in surplus in separate accounts ..............................	—	—	—	2.0	2.0
Dividends to Parent .................................................................	—	—	—	(207.0)	(207.0)
Balances as of December 31, 2023 .........................................	5.0	1,089.0	—	1,175.0	2,269.0
Correction of prior period errors ............................................	—	—	—	(9.9)	(9.9)
Balances as of January 1, 2024 ..............................................	5.0	1,089.0	—	1,165.1	2,259.1
Net income (loss) .....................................................................	—	—	—	183.2	183.2
Change in net unrealized capital gains (losses), including foreign exchange .....................................................	—	—	—	28.3	28.3
Change in net deferred income taxes ...................................	—	—	—	54.3	54.3
Change in nonadmitted assets ..............................................	—	—	—	(23.6)	(23.6)
Change in liability for unauthorized reinsurance .................	—	—	—	(1.3)	(1.3)
Change in reserve on account of change in valuation basis ...........................................................................................	—	—	—	(22.6)	(22.6)
Change in asset valuation reserve ........................................	—	—	—	(95.5)	(95.5)
Change in surplus in separate accounts ..............................	—	—	—	1.0	1.0
Balances as of December 31, 2024 .........................................	5.0	1,089.0	—	1,288.9	2,382.9
Correction of prior period errors ............................................	—	—	—	(45.1)	(45.1)
Balances as of January 1, 2025 ...............................................	5.0	1,089.0	—	1,243.8	2,337.8
Net income (loss) .....................................................................	—	—	—	247.8	247.8
Change in net unrealized capital gains (losses), including foreign exchange .....................................................	—	—	—	21.9	21.9
Change in net deferred income taxes ...................................	—	—	—	134.6	134.6
Change in nonadmitted assets ..............................................	—	—	—	(829.7)	(829.7)
Change in liability for unauthorized reinsurance .................	—	—	—	1.3	1.3
Change in reserve on account of change in valuation basis ...........................................................................................	—	—	—	(23.3)	(23.3)
Change in asset valuation reserve ........................................	—	—	—	(88.8)	(88.8)
Change in surplus in separate accounts ..............................	—	—	—	12.3	12.3
Change in surplus notes .........................................................	—	—	497.2	—	497.2
Capital contribution from Parent ............................................	—	400.0	—	—	400.0
Balances as of December 31, 2025 .........................................	$5.0	$1,489.0	$497.2	$719.9	$2,711.1
See accompanying notes.
8
SYMETRA LIFE INSURANCE COMPANY
STATEMENTS OF CASH FLOW – STATUTORY BASIS
(In millions)

	For the Year Ended December 31,
	2025	2024	2023
Cash flows from operating activities
Premiums and annuity considerations collected ....................................................................	$4,639.8	$4,430.5	$3,666.5
Net investment income received ...............................................................................................	2,209.7	2,097.0	1,805.0
Commissions and expense allowance on reinsurance ceded .............................................	536.1	505.7	434.9
Other income ................................................................................................................................	(96.2)	(843.2)	216.2
Net transfers (to) from separate accounts ...............................................................................	(747.6)	(944.2)	(152.8)
Benefits and loss-related payments .........................................................................................	(313.6)	(2,038.0)	(2,586.9)
Commissions, other expenses, and taxes paid ......................................................................	(1,440.6)	(392.8)	(1,162.3)
Commissions and expense allowance on reinsurance assumed ........................................	(18.0)	—	—
Federal income taxes received (paid) ......................................................................................	17.9	(91.5)	(88.5)
Net cash provided by (used in) operating activities ..................................................................	4,787.5	2,723.5	2,132.1
Cash flows from investing activities
Proceeds from investments sold, matured, or repaid:
Bonds .........................................................................................................................................	9,930.0	9,418.5	7,880.7
Mortgage loans .........................................................................................................................	949.4	720.2	548.7
Other invested assets ..............................................................................................................	1,716.5	1,498.9	760.3
Cost of investments acquired:
Bonds .........................................................................................................................................	(14,053.1)	(11,330.8)	(9,030.4)
Mortgage loans .........................................................................................................................	(2,088.8)	(1,770.6)	(1,274.2)
Other invested assets ..............................................................................................................	(1,619.0)	(1,458.6)	(697.6)
Other, net ......................................................................................................................................	(25.6)	(60.3)	(34.5)
Net cash provided by (used in) investing activities ...................................................................	(5,190.6)	(2,982.7)	(1,847.0)
Cash flows from financing activities
Capital contribution from Parent ...............................................................................................	400.0	—	—
Net deposits (withdrawals) on deposit-type contracts and other insurance liabilities ......	425.9	340.0	(1.3)
Net receipts from (transfers to) Parent, subsidiaries, and affiliates ....................................	16.4	(1.9)	(1.7)
Dividends to Parent .....................................................................................................................	—	—	(207.0)
Proceeds from issuance of surplus notes, net of discount ...................................................	497.2	—	—
Other, net ......................................................................................................................................	(154.4)	(696.2)	1,225.2
Net cash provided by (used in) financing activities ...................................................................	1,185.1	(358.1)	1,015.2
Net increase (decrease) in cash ..................................................................................................	782.0	(617.3)	1,300.3
Cash, cash equivalents, and short-term investments, beginning of year ................................	1,641.6	2,258.9	958.6
Cash, cash equivalents, and short-term investments, end of year ...........................................	$2,423.6	$1,641.6	$2,258.9

Supplemental disclosures of cash flow information
Non-cash transactions during the year:
Bonds and stock exchanges ........................................................................................................	$406.6	$299.7	$90.8
Amortization of option costs under Iowa Administrative Code 191-97 ..................................	153.0	105.6	62.1
Mortgage loans – refinances ........................................................................................................	132.7	132.5	23.2
Investment expense on funds withheld ......................................................................................	28.3	27.4	25.2
Present value of future commitments related to tax credits ....................................................	20.7	83.3	34.1
Amortization of nonadmitted goodwill .........................................................................................	17.5	—	—
Initial transactions related to new reinsurance agreements ....................................................	—	369.8	—
See accompanying notes.
9
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
1. Description of Business
Symetra Life Insurance Company (the Company) is a stock life insurance company domiciled in the state of Iowa, and a wholly-
owned subsidiary of Symetra Financial Corporation (the Parent), a Delaware Corporation. The Company has three wholly-owned subsidiaries: Symetra National Life Insurance Company, First Symetra National Life Insurance Company of New York, and
Symetra Reinsurance Corporation (SRC). The Company's parent is a wholly-owned subsidiary of Sumitomo Life Insurance
Company, a mutual company (sougo kaisha) organized under the laws of Japan.
The Company offers products and services that serve the retirement, employment-based benefits, and life insurance markets.
These products and services are marketed through financial institutions, broker-dealers, financial professionals, independent agents, and benefits consultants in 49 states and the District of Columbia. The Company’s principal product lines include:

Retirement	Benefits	Individual Life
Fixed Annuities:	Disability income (DI) insurance:	Traditional and term* life insurance
Fixed deferred annuities (DA) (1)	Short-term disability (STD)	Universal life (UL) insurance:
Single premium immediate annuities without life contingencies (non-life contingent SPIA)	Long-term disability (LTD)	Indexed universal life (IUL) insurance
	Other health:	UL with secondary guarantees
Indexed annuities:	Medical stop-loss insurance	Institutional life:
Fixed indexed annuities (FIA)	Group voluntary benefits	Bank-owned life insurance (BOLI)
Registered index-linked annuities (RILA)	Absence management	Company-owned life insurance (COLI)
Single premium immediate annuities with life contingencies (life-contingent SPIA)	Paid family and medical leave	Variable universal life (VUL) insurance

________________
*Group policies are also applicable to this product group and offered through the Benefits division.
(1)Includes a small amount of variable annuity products.
The Company also services a block of in-force income annuities that has been fully reinsured since 2018 and includes all of the
Company's structured settlement annuities. Refer to Note 7 for further discussion.
2. Summary of Significant Accounting Policies
Basis of Presentation and Use of Estimates
The financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the
Iowa Insurance Division, Department of Insurance and Financial Services (the Department). Companies domiciled in the state of
Iowa prepare their statutory-basis financial statements in accordance with the National Association of Insurance
Commissioners’ (NAIC) Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the
Department.
The preparation of financial statements in conformity with NAIC statutory accounting principles (SAP) requires the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant estimates include those used to determine the following:
•valuation of investments carried at fair value;
•valuation of policy and contract liabilities;
•the identification and measurement of other-than-temporary impairments (OTTI) of investments; and
•the admissibility of deferred tax assets (DTAs).
The recorded amounts reflect management’s best estimates, though actual results could differ from those estimates. Such estimates and assumptions could change in the future as more information becomes available, which could impact the amounts reported and disclosed herein.
Certain reclassifications have been made to prior year financial information to conform to the current period presentation.
Statutory accounting practices are different in some respects from financial statements prepared in accordance with U.S.
generally accepted accounting principles (GAAP). The descriptions of the Company’s significant accounting policies below include the significant variances from GAAP. The effects of the foregoing variances from GAAP to the accompanying statutory-
basis financial statements are not reasonably determinable, but are presumed to be material. The Company's GAAP-basis
10
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
financial results are also affected by the application of PGAAP, which results in further differences between GAAP and statutory-
basis accounting.
Dearborn Acquisition
In 2025, the Company acquired Dearborn Life Insurance Company’s (Dearborn) life and disability (L&D) business (the Dearborn
Acquisition) through a 100% coinsurance reinsurance transaction and entered into a product distribution arrangement with
Dearborn’s parent company, Health Care Service Corporation (HCSC), a Mutual Legal Reserve Company. Under the agreement, described in Note 7, the Company assumed Dearborn's group life, DI, and traditional and term insurance in-force blocks. The acquisition was accounted for under the acquisition method of accounting (purchase accounting, or PGAAP) for GAAP, but for statutory accounting, the Company has applied the corresponding permitted practice discussed below. Subsequent to October 1,
2025, the financial results from Dearborn's L&D business have been included in the Company's balance sheets and statements of operations.
At inception, the Company received an initial settlement comprised of $46.6 of assets acquired and $664.7 of liabilities assumed.
The Company recorded $700.0 of nonadmitted goodwill which will be amortized into the statement of operations over 10 years due to the permitted practice described below. The assumed policy reserves related to the acquisition are disclosed in Note 8 and Note 9.
Prescribed Practices
Under Iowa Bulletin 06-01, the Department allows insurance companies to record the change in the fair value of derivative instruments used to economically hedge indexed products in income, consistent with how the change in indexed product reserves is recorded. The Company uses this election for its IUL and RILA products. This election has no net impact on surplus.
Under Iowa Administrative Code (IAC) 191-97, the Department allows companies to account for eligible derivative assets using the amortized cost method if the company can demonstrate that they meet the criteria for an economic hedge. Furthermore, IAC
191-97 also prescribes the use of a reserve calculation methodology for indexed annuity products that only reflects credited interest on reserves at the conclusion of the index term based on actual index performance. The Company uses this election for its FIA products.
The state of Iowa has adopted a prescribed accounting practice that differs from that found in the SAP related to the admission of a variable funding note as capital and surplus. SRC is entitled to admit as an asset the value of a variable funding note associated with a reinsurance agreement with the Company. There was no impact to net income. If SRC had not used this prescribed practice, the result would not have triggered a regulatory event at the Company. SRC's statutory surplus under the prescribed practice from the state of Iowa was $46.9 and $43.3 as of December 31, 2025 and 2024, respectively. SRC's statutory deficit would have been $28.7 and $31.5 as of December 31, 2025 and 2024, respectively, under SAP.
Permitted Practices
Under Iowa Bulletin 07-06, the Department allows insurance companies with approval from the commissioner to use other than market value for assets held in a separate account where general account guarantees are present. The Company, with explicit permission from the Department, is permitted to account for the separate account assets related to its BOLI and RILA business at other than market value. The assets of the BOLI and RILA separate accounts primarily include bonds, derivatives, and commercial mortgage loans that are accounted for in accordance with the guidance otherwise applicable to these assets.
Therefore, there is no impact to net income or surplus.
The Company has received explicit permission from the Department to record equity-type and certain derivative financial instruments held in segregated portfolios through income rather than surplus. These instruments are held in segregated portfolios supporting investments for ceded reinsurance transactions, including structured settlement annuities in connection with the 2018 Income Annuities Inforce Reinsurance Transaction and FIA and DA blocks ceded to Symetra Bermuda Re Ltd. (SBR)
described in Note 7. The change in the fair value of these assets is settled with the reinsurers quarterly in accordance with the reinsurance agreements.
The Company has received explicit permission from the Department to apply goodwill accounting from the Statement of
Statutory Accounting Principles (SSAP) 68, Business Combinations, to the Dearborn Acquisition. The Company recognized
$700.0 of goodwill instead of an expense. The goodwill will be amortized into expense over 10 years and is nonadmitted.
11
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The impacts of the prescribed and permitted practices described above are summarized as follows:

	For the Year Ended December 31,
	2025	2024	2023
Net income (loss) – Iowa basis ......................................................................................................	$247.8	$183.2	$91.6
State prescribed practices:
Iowa Bulletin 06-01 ......................................................................................................................	(14.9)	(6.8)	(36.6)
IAC 191-97 – options ..................................................................................................................	31.8	36.1	13.2
IAC 191-97 – reserves ................................................................................................................	(71.7)	(50.4)	(250.5)
State permitted practices:
Dearborn Acquisition – goodwill ................................................................................................	(682.5)	—	—
Equity-type investments and certain derivatives ....................................................................	(25.3)	(32.4)	(34.3)
Net income (loss) – NAIC basis ......................................................................................................	$(514.8)	$129.7	$(216.6)

	As of December 31,
	2025	2024
Statutory surplus – Iowa basis ...................................................................................................................................	$2,711.1	$2,382.9
State prescribed practices:
Variable funding note ..............................................................................................................................................	(75.6)	(74.8)
IAC 191-97 – options ..............................................................................................................................................	205.2	173.3
IAC 191-97 – reserves ...........................................................................................................................................	(292.4)	(220.7)
Statutory surplus – NAIC basis ...................................................................................................................................	$2,548.3	$2,260.7
Recognition of Premiums and Annuity Considerations
Premiums for UL policies and annuity considerations with mortality and morbidity risk are recognized as revenue when received.
Premiums for traditional individual life policies are recognized annually on the policy anniversary, consistent with the statutory reserving process. Amounts received under deposit-type contracts with no life contingencies, including certain group annuity contracts, are recorded as liabilities when received.
Premiums for DI, medical stop-loss, and other health policies are recognized when due. Certain types of these policies have retrospective rating features that require premium to be paid or refunded based on claims experience. The Company records its estimate for retrospective premiums in accordance with the terms of each contract as an adjustment to earned premium. The following table presents the amount of net premiums subject to retrospective rating features, and its percentage of total net premiums written on the Company's accident and health contracts:

	For the Year Ended December 31,
	2025		2024		2023
	Amount	%	Amount	%	Amount	%
Net premiums subject to retrospective rating features ................................................	$119.8	17.6%	$105.1	17.7%	$90.3	17.0%
Approximately 29% of 2025 premiums were from DA and FIA, 27% were from RILA, 17% were from UL, and 17% were from group life and DI. No other products represented more than 10% of premiums. Two financial institution distributors accounted for approximately 45% of the Company’s total DA, FIA, and RILA sales for the year ended December 31, 2025. DA and FIA sales represent premiums on new policies, net of first year policy lapses and/or surrenders.
Under GAAP, revenue recognition is dependent upon the type of product and its corresponding accounting treatment. The
Company’s employment-based benefits policies, which primarily include medical stop-loss and group life and DI, are short-
duration contracts. Premiums from these products are recognized as revenue when earned over the life of the policy.
Policyholder claims are expensed as incurred. Traditional and term life insurance and certain SPIA products are classified and accounted for as long-duration insurance contracts. Traditional and term life premiums are recognized as revenue and considered earned when due. For life-contingent SPIA products, a portion of the premiums are deferred at contract inception and are recognized as revenue over the life of the contract through amortization.
Under GAAP, for UL, institutional life, and investment-type products, deposits are credited to policyholder account balances when received and reflected as liabilities, rather than as premium revenue. Revenues from these contracts consist of net investment income earned on policyholders' account balances and amounts assessed for cost of insurance, policy administration, surrender
12
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
charges, and other fees. These assessments are recorded in policy fees, contract charges, and other on the consolidated statements of income (loss). Expenses charged to operations for these products include interest credited and claims in excess of related policyholder account balances. These amounts are expensed as incurred.
Under GAAP, revenue from variable annuities and VUL products include fees for mortality and expense risk, policy administration, and surrender charges. These fees are charged to policyholders’ accounts based upon the daily net assets of the policyholders’ account values and are recognized as revenue in policy fees, contract charges, and other on the consolidated statements of income (loss) when assessed.
Policy Acquisition Costs
The costs of acquiring and renewing policies are expensed when incurred.
Under GAAP, the Company defers costs that are directly related to the successful acquisition or renewal of insurance contracts, referred to as deferred policy acquisition costs (DAC). These primarily include commissions, distribution costs directly related to sales, third-party underwriting costs, and the portion of salaries and benefits directly related to processing successful new and renewal contracts. The Company's life insurance products, such as UL and traditional and term life insurance products, are grouped by product and issue year and are amortized at a constant rate over the initial face amount of life insurance in-force.
The Company's investment-type products, such as DA and indexed annuities, and life-contingent income annuities are grouped by product, issue year, and presence of a guaranteed lifetime withdrawal benefit (GLWB) rider. These products are amortized at a constant rate based on policy count. The Company amortizes acquisition costs for non-life contingent SPIA using a constant yield approach. The Company's short duration contracts, such as group life and DI, have renewal commissions resulting in new
DAC capitalization in the years following initial capitalization and is amortized over the estimated life of the underlying contracts.
Additionally, in conjunction with any acquisition or merger, the Company records an asset that represents the right to receive future gross profits from cash flows and earnings of the Company's existing business, or value of business acquired (VOBA). The
Company amortizes VOBA in the same manner as policy acquisition costs.
Investments
Bonds, Preferred Stocks, and Common Stocks
Bonds
Beginning in 2025, the Company adopted revisions to SSAP No. 26, Bonds, and SSAP No. 43, Loan-Backed and Structured
Securities in connection with the adoption of Statutory Ref No. 2019-21, referred to as the principles-based bond definition
(PBBD), and discussed further below in Accounting Pronouncements Newly Adopted. After the adoption, the Company's bonds were further delineated into two categories: issuer credit obligations (ICOs) and asset-backed securities (ABS). Prior to the adoption of the PBBD in 2025, ABS were referred to as loan-backed and structured securities, whereas ICOs were referred to as bonds that were neither loan-backed nor structured securities. There was no change in the underlying accounting treatment of these bond categories when comparing 2025 to 2024, only changes to the naming and categorization.
An ICO is issued by an operating entity with the repayment supported primarily by the general creditworthiness of the operating entity, consisting of direct or indirect recourse. ICOs are carried at amortized cost, using the constant effective yield method of amortization. ICOs also include Securities Valuation Office (SVO) identified bond exchange traded funds (ETFs).
An ABS is a bond issued by an entity created for the primary purpose of raising debt capital backed by financial assets or cash generating non-financial assets owned by the ABS issuer, whereby repayment is primarily derived from the cash flows associated with the underlying defined collateral rather than the cash flows of an operating entity. Types of ABS include, but are not limited to, commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs), collateralized bond obligations (CBOs), and collateralized debt obligations (CDOs). ABS are carried at amortized cost, and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Prepayment assumptions are based on current interest rates and the economic environment.
When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and estimated future payments. Under the retrospective adjustment method, the net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security.
The Company elects to apply the retrospective adjustment methodology to specific ABS that are reported with NAIC designations that are of high credit quality at the time of acquisition. For all other ABS, the effective yield is adjusted prospectively for any changes in estimated cash flows. The Company includes any resulting adjustment in net investment income in the current period.
Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. All bonds in or near default, which have a NAIC designation of 6, are carried at the lower of amortized cost or fair value.
13
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
For those bonds reported at fair value, the related changes in net unrealized capital gains (losses) are recorded in unassigned funds, net of related deferred income taxes.
The Company reports interest and dividends earned, including prepayment fees or interest-related make whole payments, in net investment income. Interest income for bonds is recognized using the effective yield method. When the collectability of interest income for bonds is considered doubtful, any accrued but uncollectible interest is deducted from investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal is paid.
Under GAAP, the Company classifies its investments in fixed maturities as either available-for-sale or trading securities and carries them at fair value. For available-for-sale securities, unrealized gains (losses) are recorded directly to accumulated other comprehensive income (AOCI) within shareholder's equity, net of deferred income taxes. The cost of securities sold is determined using the specific-identification method. Changes in the fair value of trading securities are reported as realized gains
(losses).
Under GAAP, the Company reports interest and dividends earned, including prepayment fees, in net investment income on the consolidated statements of income (loss). Interest income for fixed maturities is recognized using the constant effective yield method. For mortgage- and asset-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, the Company compares actual prepayments to anticipated prepayments and recalculates the effective yield to reflect actual payments plus anticipated future payments. The Company includes any resulting adjustment in net investment income in the current period.
Preferred Stocks
Redeemable preferred stocks, which have characteristics of debt securities, and are rated as medium quality or better (NAIC designations 1 to 3) are reported at cost or amortized cost. All other redeemable preferred stocks (NAIC designations 4 to 6) are reported at the lower of cost, amortized cost, or fair value. Perpetual preferred stocks, which have characteristics of equity securities, are reported at the lower of currently effective call price or fair value.
For preferred stocks reported at fair value, the related changes in net unrealized capital gains (losses) are recorded in unassigned funds, net of related deferred income taxes.
Under GAAP, redeemable preferred stocks are classified as fixed maturities as either available-for-sale or trading securities and carried at fair value. For available-for-sale securities, unrealized gains (losses) are recorded directly to AOCI net of deferred income taxes. Changes in the fair value of trading securities are reported as realized gains (losses). Perpetual preferred stocks are classified as marketable equity securities and are carried at fair value with changes in fair value reported as realized gains
(losses).
Common Stocks
Unaffiliated common stocks, including equity ETFs, are reported at fair value and the related net unrealized capital gains (losses)
are recorded in unassigned funds, net of related deferred income taxes. Federal Home Loan Bank of Des Moines (FHLB DM)
common stocks, which include membership and activity stock, are reported at cost, which is presumed to be fair value.
Under GAAP, the Company carries marketable equity securities (common stock) at fair value with changes in fair value reported as realized gains (losses).
The Company’s investments in its insurance subsidiaries are included in affiliated common stocks and are carried at their underlying statutory equity, which was $284.3 and $266.5 as of December 31, 2025 and 2024, respectively. Changes in the carrying value of subsidiaries are recorded directly to unassigned funds. The Company owns no shares, either directly or indirectly, of the Parent. Under GAAP, the accounts and operations of the subsidiaries are consolidated.
Impairments
Investments are considered to be impaired when a decline in fair value below a security’s amortized cost is determined to be other-than-temporary. The Company’s review of investment securities for OTTI includes both quantitative and qualitative criteria, and for ABS, may include identification of the portion related to credit losses. See Note 3 for additional discussion about the
Company’s process for identifying and recording OTTI.
Under GAAP, a fixed maturity with fair value below its amortized cost but is not intended to be sold, is evaluated to determine whether the decline in fair value has resulted from an expected credit loss or other factors (such as market interest rates). The amount of the expected credit loss equals the difference between amortized cost and recovery value of the security, and is limited by the amount that the fair value is less than the amortized cost basis. The expected credit loss is recorded as an allowance, with the initial recognition and subsequent changes recognized in earnings as a realized loss. Amounts determined
14
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
uncollectible are written off as a reduction to the amortized cost and removed from the allowance. Any remaining non-credit related unrealized loss is recorded in AOCI.
Mortgage Loans
The Company carries mortgage loans on real estate at outstanding principal balances, less any recognized impairment. Loans are specifically evaluated for impairment if the Company considers it probable that amounts due according to the terms of the loan agreement will not be collected, or the loan is modified in a troubled debt restructuring. For mortgage loans that the
Company determines to be impaired, the Company charges the difference between the estimated fair value of the collateral and the recorded investment in the mortgage loan as a realized investment loss.
The Company accrues interest income on impaired loans to the extent that it is deemed collectible and the loan continues to perform under its original or restructured terms. Accrued interest receivable is reported in accrued investment income, and interest income is recorded in net investment income. If a mortgage loan has any investment income due and accrued that is 180 days past due and collectible, or non-performing, the investment income will continue to accrue, but all interest related to the loan will be reported as a nonadmitted asset. Loan origination fees are recorded in income upon receipt and origination costs are expensed when incurred.
Under GAAP, a majority of mortgage loans are carried at outstanding principal balances, adjusted for unamortized deferred fees and costs, net of an allowance for expected credit losses. Loan origination fees and costs are deferred and amortized over the life of the loan. Accrued interest receivable is reported in accrued investment income on the consolidated balance sheets.
Interest income, including amortization of deferred fees and expenses, is recorded in net investment income on the consolidated statements of income (loss) using the effective interest rate method. Mortgage loans supporting a block of structured settlement annuities in connection with the Income Annuities Inforce Reinsurance Transaction (Note 7) are measured at fair value, with changes in fair value recorded in earnings as realized gains (losses).
Cash, Cash Equivalents, and Short-Term Investments
Cash and cash equivalents consist of cash on deposit and bonds used to facilitate liquidity needs. Cash and cash equivalents are carried at cost, which approximates fair value and is consistent with GAAP. As of December 31, 2025 and 2024, $1,767.9, or
98.8%, and $1,292.0, or 95.7%, respectively, of total cash was held at one highly rated financial institution.
Short-term investments consist of bonds and other highly liquid investments such as short-term intercompany loans. Short-term bonds are recorded in the same manner as similar long-term investments, and are consistent with GAAP. Short-term intercompany loans are carried at the unpaid principal balance plus accrued interest, and are consistent with GAAP. See Note 13 for further discussion.
Derivatives
The Company uses derivative financial instruments to hedge certain portions of its exposure to equity market risk, interest rate risk, and foreign currency exchange risk.
The accounting for changes in the fair value of derivative instruments depends on whether it qualifies and has been designated for hedge accounting. To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Cash flows from derivative instruments that are designated and qualify for hedge accounting and economic hedges are reported consistently with the cash flows from the hedged item. If a derivative instrument does not qualify or is not designated for hedge accounting, it is recognized at fair value with the changes in its fair value recorded as unrealized gains or losses in surplus.
Cross currency swaps, treasury locks, bond forwards, and the majority of our interest rate swaps qualify and are designated for hedge accounting and are recognized at amortized cost in the balance sheets. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income. Net realized capital gains (losses) are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item, and when subject to the interest maintenance reserve (IMR), are transferred to the IMR, net of taxes.
The Company's equity market contracts (index options), interest rate caps and floors, futures, and foreign exchange forwards do not qualify and/or are not designated for hedge accounting. Pursuant to the prescribed practice discussed above, the index options for FIA products are accounted for using the amortized cost method, under which the cost is amortized through investment income on the statements of operations. When the options mature, any value received by the Company is reflected as net investment income. Index options for IUL and RILA products are recorded at fair value, with changes in fair value recorded in capital realized gains (losses) on the statements of operations. Pursuant to the permitted practice discussed above, foreign exchange forwards are recorded at fair value, with changes in fair value recorded in the statements of operations. Other
15
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
derivatives that do not qualify or are not designated for hedge accounting are recognized at fair value with changes in fair value recorded as unrealized gains or losses in surplus.
The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 20 years.
Under GAAP, derivative instruments are recorded at fair value, and changes in the fair value of derivative instruments are reported through earnings unless they qualify and are designated for hedge accounting. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of AOCI and reclassified into net income in the same period during which the hedged transaction affects net income.
Other Invested Assets
Other invested assets consist primarily of limited partnership investments, including private debt, private equity, hedge fund investments, as well as tax credit investments, residual tranches, and capital and surplus notes. The Company has commitments to fund certain investments. When the amounts and timing of expected contributions are estimable, the commitments are recorded as part of the carrying value of the investment. When the timing of call amounts is not known, the expected contribution is disclosed as an unfunded commitment. See Note 14 for further discussion.
Limited Partnerships (LPs)
LP investments are reported at the underlying audited U.S. GAAP equity of the investee, with net asset value (NAV) used as a practical expedient to estimate fair value. A portion of the Company's LP investments are held in a segregated portfolio that support a block of structured settlement annuities in connection with the Income Annuities Inforce Reinsurance Transaction.
Pursuant to the permitted practice from the Department related to equity and equity-type investments discussed above, the changes in fair value of those LP investments are recorded in net realized gains (losses) on the statements of operations and are determined on a specific-identification basis.
The Company has commitments to fund its LP investments, which are disclosed in Note 14.
Under GAAP, LP investments are recorded at fair value. Changes in the fair value of these investments are recorded in net realized gains (losses) on the consolidated statements of operations. The Company elected the fair value option for these investments, regardless of ownership percentage, to standardize the related accounting and reporting.
Tax Credit Investments
Tax credit investments primarily consist of low-income housing tax credits (LIHTC) investments, which are LPs that are established to fund low-income housing projects and other qualifying purposes, where the primary return on investment is in the form of income tax credits. These investments are initially recorded at the present value of all expected contributions, which are considered unconditional and legally binding. Amortization of LIHTC investments is based on the proportion of tax benefits received in the current year to total estimated tax benefits to be allocated to the Company. Write downs for these investments is recorded when the carrying value of the investment exceeds the fair value. Write downs can also occur when a tax credit has been recaptured or if it is probable that future tax benefits will not be received as expected. Write downs are recorded in net realized capital gains (losses). The Company has commitments to fund its LIHTC investments, which are reflected in the carrying value of the investments.
Under GAAP, the Company elected to account for tax credit investments under the equity method. Typically, the investment is written down if the carrying value exceeds the fair value. Activity related to these investments is recorded in net realized gains
(losses) on the statements of operations.
Residual Tranches
Residual tranches exist within investment structures that issue one or more classes of debt securities created for the primary purpose of raising debt capital backed by collateral assets. The primary source of debt repayment is derived through rights to the cash flows of a discrete pool of collateral assets, which generates cash flows that provide interest and principal payments to debt holders through a contractually prescribed distribution methodology. Once those contractual requirements are met, the remaining cash flows are provided to the residual tranche investor. The payments to the residual holder may vary significantly, both in timing and amount, based on the underlying collateral performance. Residual tranches are reported at the lower of amortized cost or fair value under the allowable earned yield method. For residuals carried at fair value, the related changes in net unrealized gains (losses) are recorded within unassigned funds, net of related deferred income taxes on a specific-identification basis.
The Company has commitments to fund certain residual tranche investments. The expected contribution is disclosed as an unfunded commitment. See Note 14 for further discussion.
16
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Under GAAP, residual tranches are recorded at fair value. Changes in the fair value of these investments are recorded in net realized gains (losses) on the consolidated statements of operations. The Company elected the fair value option for these investments, regardless of ownership percentage, to standardize the related accounting and reporting.
Nonadmitted Assets
Certain assets designated as nonadmitted and other assets not specifically identified as an admitted asset are excluded from the balance sheets and are charged directly to unassigned funds. Nonadmitted assets are composed principally of goodwill, certain uncollected premiums and agents’ balances, DTAs, accounts and notes receivable, and other assets. Under GAAP, such assets are included in the balance sheets to the extent the assets are recoverable.
Reinsurance
The Company uses reinsurance across its businesses to spread risk and limit losses. Reinsurance agreements are evaluated for risk transfer to determine whether they qualify for traditional reinsurance accounting under SAP. If they do not qualify for risk transfer under SAP, they are accounted for using deposit accounting.
For assumed reinsurance, the Company accounts for premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
For ceded reinsurance, premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts. For modified coinsurance agreements, the Company retains the assets and reserves of the underlying business on the balance sheets. The net impact from activity related to modified coinsurance agreements is shown in the reserve adjustment on reinsurance ceded on the statements of operations. For coinsurance with funds withheld agreements, the Company takes a reserve credit for reserves ceded and retains the assets on its balance sheets. A funds withheld liability is established initially for the amount of reserves that were ceded. The reserves are remeasured each period, and changes are recorded as an adjustment to the funds withheld liability on the balance sheets. Periodically, the funds withheld liability is adjusted to reflect credited investment returns (or contractually agreed interest) attributable to the reinsurer under the treaty terms. Refer to Note 7 for further discussion.
Initial gains on reinsurance of existing in-force blocks of business are recorded as an increase to surplus, net of federal income tax. This increase to surplus is amortized into income, net of tax, as profits are recognized on the underlying business.
Under GAAP, future policy benefits and claims are reported gross of any related reinsurance recoverables, which are reported as assets. Certain reinsurance contracts that meet risk transfer requirements under SAP have been accounted for using traditional reinsurance accounting; whereas, such contracts that did not meet GAAP risk transfer requirements are accounted for using deposit accounting under GAAP. For modified coinsurance agreements that do not qualify for reinsurance accounting under
GAAP, the Company establishes a deposit asset, representing ceded reserves, and funds withheld liability, representing the assets supporting ceded reserves. The Company also recognizes an embedded derivative related to the funds withheld assets.
Benefit Reserves
Aggregate reserves for payment of future life, health, and annuity benefits are based on published tables in accordance with applicable actuarial standards. The reserves are at least as great as the minimum aggregate amounts required by the
Department. Surrender values on policies do not exceed the corresponding benefit reserves.
Additional reserves are established if the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or if the net premiums exceed the gross premiums on any insurance in-force. For substandard lives, either extra premium is charged or the gross premium for a rated age is charged; mean reserves are determined by computing the regular mean reserve for the plan at any rated age and, in addition, holding one-half of any extra premium charge for the year. The
Company does not use anticipated investment income as a factor in its premium deficiency calculation.
Tabular interest, tabular reserves less actual reserves released, and tabular cost are determined by formula. Tabular interest on funds not involving life contingencies for each valuation rate of interest are calculated as the change in reserves minus premiums plus benefits.
The Company waives deduction of deferred fractional premiums upon the death of the insured and returns any premium beyond the date of death.
Reserves for deposit-type contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are equal to deposits received and interest credited to the benefit of the contract holders, less surrenders or withdrawals that represent a return to the contract holders.
17
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Aggregate reserves on group life and accident and health policies represent the estimated ultimate net cost of all reported and unreported claims at the balance sheet date. For group long-term disability and group life premium waiver, the liabilities for losses and loss/claim adjustment expense on reported claims are classified as disabled life reserves (DLR); these reserves are calculated on a seriatim basis using tabular methods and discounted for interest, with assumptions reviewed on an annual basis.
The remaining aggregate reserves on these group benefit products are for unreported claims and are classified as incurred but not reported (IBNR); these reserves are calculated using a blend of completion factors and loss ratio assumptions. Assumptions and adequacy are reviewed quarterly.
Under GAAP, these policy reserves are calculated based on estimated expected experience or actual account balances, and are dependent on the type of product and product features. For all products, cash flow assumptions used to establish the associated liabilities are updated annually, typically in the third quarter, and actual experience is incorporated on a quarterly basis to retrospectively reflect changes in actuarial assumptions.
For traditional and term life policies and life-contingent SPIA products, policy reserves are estimated as the present value of future policyholder benefits and related expenses, less the present value of future net premiums. This is referred to as the liability for future policy benefits (LFPB). For these contracts, the amount and timing of benefit payments depend on policyholder mortality or morbidity. LFPB is accrued over time as premium revenue is recognized.
For group long-term disability, group life, and other group accident and health policies, policy reserves are calculated consistent with the method described above under SAP but with assumptions appropriate for GAAP.
For UL and investment-type products, including DA contracts, non-life contingent SPIA, FIA, RILA, institutional, and UL policies, policyholder account balances (PAB) include the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liabilities are equal to deposits plus interest credited, less withdrawals, surrender charges, and policyholder assessments. The liability for the indexed account portions of contracts with indexed or index-linked features
(indexed products) represents the present value of future estimated guaranteed benefits, as well as embedded derivatives related to expected index credits on these contracts and policies. The embedded derivatives are recorded at fair value. Indexed products include FIA, RILA, and IUL.
Contracts or contract features that provide protection to the policyholder from capital market risk, including equity, interest rate, or foreign exchange risk, by transferring such risk to the Company are referred to as market risk benefits (MRBs). The Company issues certain indexed annuity contracts and other investment-type contracts that include MRBs. MRBs are measured at fair value at the contract level and can either be in an asset or liability position, depending on certain inputs at the reporting date. The fair value of MRBs is determined using either a non-option or option based approach depending on fee structure, with no accounting gain or loss recognized at contract inception.
For contracts or contract features that provide for potential benefits in addition to the account balance, but are not MRBs, such as
UL products, the Company establishes additional reserves based on a benefit ratio which is calculated by estimating the present value of expected benefit payments over the life of the contract from inception, divided by the present value of total expected assessments over the life of the contract. The benefit ratio is multiplied by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative payments plus interest to arrive at the reserve liability.
Policy and Contract Claims
Claims reserves on life, and accident and health policies represent the estimated ultimate cost of all reported and unreported claims, net of reinsurance, as of the balance sheet date. The reserves for reported but unpaid claims incurred are estimated using individual valuations and statistical analyses. The liability held for pending life insurance claims is equal to the face amount of the policy. For medical stop-loss, group life and DI policies, and absence management and group voluntary benefits policies, the reserves are for unreported claims and are classified as IBNR and calculated as described above.
Under GAAP, liabilities for known and due claims primarily represent liabilities for claims under medical stop-loss, group life, DI, and individual life policies. These liabilities are established on the basis of reported losses. IBNR is typically established for medical stop-loss and group life and DI policies based on expected loss ratios, claims paying completion patterns, and historical experience. Actuarial claim reserves are established for LTD and group life premium waiver policies based on the actuarial present value of future benefit payments, net of terminations and reinsurance recoverables, based on the Company's best estimate.
Asset Valuation Reserve
The asset valuation reserve (AVR) provides a valuation allowance for invested assets and is calculated based on a formula prescribed by the NAIC. This reserve acts to mitigate potential credit-related losses on invested assets. Changes in the AVR are reflected directly in unassigned funds. No such reserve exists under GAAP.
18
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Interest Maintenance Reserve
The IMR defers after-tax realized capital gains (losses) resulting from the effect of changes in the general level of interest rates on the disposal or interest-related impairment of bonds. These deferrals are based on a formula prescribed by the NAIC and are amortized into income over the approximate remaining life of the investment sold or impaired, using the grouped method.
Realized interest-related gains or losses that arise from the sale of investments required to provide cash flow to meet "excess withdrawal activity" are excluded from the IMR. Under GAAP, realized investment gains (losses) from sales and impairments are reported in earnings in the period in which the assets are sold, and no such reserve is recorded.
Federal Income Taxes
The Company is included as a member of a consolidated federal income tax return group under the Parent. The method of allocation of current income taxes between the affiliates is subject to a written agreement approved by each respective company’s board of directors. Income tax expense is generally allocated to those entities within the group as if each individual entity filed a separate return. Current tax credits are determined on the basis of utilization by the consolidated group. The provision for federal income taxes is based on amounts determined to be payable as a result of current year operations.
Intercompany balances are settled quarterly.
Deferred federal income taxes are provided for differences between the book and tax bases of assets and liabilities. In determining admissibility, gross DTAs are subject to a statutory valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the gross DTAs will not be realized. The gross DTAs remaining after the application of a statutory valuation allowance, if any, are admitted subject to admissibility tests. Remaining DTAs after application of the admissibility tests are nonadmitted. Changes in deferred taxes are recorded directly to unassigned funds.
Under GAAP, DTAs are recognized only to the extent that it is more likely than not they will be realized. A valuation allowance is established when DTAs cannot be recognized. Changes in deferred taxes are reported in earnings or as a component of AOCI.
Refer to Note 11 for further discussion.
Separate Accounts
Separate account assets represent segregated funds administered and invested for the exclusive benefit of policyholders. For variable separate account products, the assets of these separate accounts consist of designated underlying funds and are reported at fair value. Investment risks associated with fair value changes are borne by the policyholders. Separate account liabilities represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these policyholders. The separate account assets are not subject to liabilities arising out of any other business the Company may conduct.
The Company administers separate accounts for BOLI policyholders. The assets of these accounts include bonds and mortgage loans. Pursuant to the accounting elections discussed above, bonds are held at amortized cost, and mortgage loans are held at outstanding principal loan balance less any recognized impairment. The majority of these assets are legally segregated and are not subject to claims that arise out of the Company’s other business activities. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with the policyholders.
The Company also administers separate accounts relating to index-linked funds for RILA policyholders. The assets of these accounts include bonds, mortgage loans, common and preferred stock, derivatives, and other invested assets. Pursuant to the accounting elections discussed above, bonds are held at amortized cost; mortgage loans are held at outstanding principal loan balance less any recognized impairment, and common stock and derivatives are carried at fair value. Changes in fair value of index options are reported as net realized capital gains (losses) and as a change in surplus for all other derivative types.
Preferred stocks and other invested assets are reported consistent with those in the Company's investment portfolio, as described above. Except for contracts issued in Texas, Alaska, and Washington, these assets are not legally segregated and are subject to claims that arise out of the Company's other business activities. The liabilities of these separate accounts represent reserves established to equal the policyholder cash surrender value on index-linked funds.
The operations of all separate accounts, excluding investment gains (losses) allocatable solely to the policyholders, are combined with the general account of the Company on the statements of operations under the appropriate captions.
Transactions such as premium deposits, surrenders, and withdrawals are offset by a corresponding increase or decrease in net transfers to the separate accounts.
For variable universal life contracts, the Company offers a secondary guarantee that the policy remains in force even if the policy account value is below zero. For variable annuity contracts with guaranteed minimum death benefits (GMDB), the Company contractually guarantees death benefits that may exceed a policyholder's account balance. The Company reinsures most of the
GMDB risk on its variable annuity contracts.
19
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Under GAAP, separate account assets are reported at fair value. Separate account liabilities are set equal to separate account assets. Investment activity accrues directly to the policyholders and is not included in the Company’s revenue. Assets and liabilities associated with BOLI policies and RILA contracts do not qualify for separate account treatment under GAAP, as the
Company retains the investment risk.
Surplus Notes
Surplus notes issued by the Company are reported as surplus. They are subordinated to policyholder and creditor claims and require approval from the Department prior to payment of principal or interest. Upon approval, interest is recorded in net investment income in the statement of operations. Premiums or discounts on surplus notes are recorded as adjustments to the carrying value and recognized through the statement of operations proportionally with approved interest payments.
Under GAAP, surplus notes are accounted for as debt and presented as liabilities, with interest expense recognized in the statement of operations over the life of the instrument and any issuance discount or premium amortized using the effective interest method.
Accounting Pronouncements Newly Adopted
Statutory Ref No. 2019-21 Bond Definition
In 2023, the NAIC adopted revisions to SSAP No. 26, Bonds, and SSAP No. 43, Loan-Backed and Structured Securities, for the
PBBD and the accounting for bonds as ICO and ABS, as well as revisions to various SSAPs that have been updated to reflect the revised definition and/or SSAP references. The Company adopted the revisions prospectively effective January 1, 2025 and updated its internal processes and controls to ensure compliance with the revised SSAP.
As a result of the adoption, on January 1, 2025, certain securities were reclassified from bonds totaling $165.9, including $129.9 reclassified to preferred stocks and $36.0 reclassified to other invested assets. The securities transferred to preferred stocks include assets within the Company’s separate account assets. The reclassification of securities from bonds to preferred stocks resulted in a change in measurement from amortized cost to fair value and after remeasurement and transition, the book adjusted carrying value was $132.7. One security reclassified from bonds to other invested assets resulted in a change in measurement from amortized cost to lower of amortized cost or fair value and after remeasurement and transition, the book adjusted carrying value was $9.5.
The aggregate impact of the reclassifications and related measurement changes increased the book adjusted carrying value of the reclassified securities to $168.3, with a corresponding increase of $2.4 to unassigned funds within surplus. Certain disclosures herein have been updated to reflect the adoption of the PBBD beginning with the year ended December 31, 2025.
In 2024, the NAIC adopted revisions to SSAP No. 21, Other Admitted Items, related to the accounting and reporting of residual tranches. The revisions require all residual tranches, regardless of legal form, to be accounted for under SSAP No. 21 and reported as other invested assets (Schedule BA). The Company adopted the revisions effective January 1, 2025, on a prospective basis.
Upon adoption, the Company elected to report all residual tranches at the lower of amortized cost or fair value using the allowable earned yield method. Certain residual tranches previously accounted for at fair value under prior guidance were remeasured, and unrealized positions were recognized as realized. The reported fair value of such securities as of December 31,
2024 became the new cost basis as of January 1, 2025. As a result of this election, the Company recognized a realized gain of
$0.6, with a corresponding decrease to unrealized gains within surplus. The adoption resulted in no net impact to surplus.
Certain disclosures herein have been updated to reflect this adoption beginning with the year ended December 31, 2025.
Statutory Ref No. 2022-14a Investments in Tax Credit Structures
In 2024, the NAIC adopted new SAP concept revisions to expand the scope of SSAP No. 93, Low-Income Housing Tax Credit
Property Investments to include all federal and state tax credit investment structures, regardless of structure and type of state or federal tax program, and provide new guidance on the accounting, recognition, and reporting of tax credit investment structures.
The Company adopted the revisions effective January 1, 2025 and updated its internal processes and controls to ensure compliance with the revised SSAP. The adoption did not have a material impact on the Company's financial statements or disclosures therein.
Statutory Ref No. 2023-17 Short-Term Investments
In 2023, the NAIC adopted revisions to SSAP No. 2, Cash, Cash Equivalents, Drafts, and Short-Term Investments. The adopted revisions further restrict the investments that are permitted to be reported as cash equivalents and short-term investments. The
Company adopted the revisions effective January 1, 2025 and updated its internal processes and controls to ensure compliance with the revised SSAP. The adoption did not have an impact on the Company's financial statements or disclosures therein.
20
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Statutory Ref. No. 2024-08 Consistency Revisions for Residuals
In 2024, the NAIC adopted revisions to SSAP No. 21, Other Admitted Assets to incorporate clarifying edits for the formal definition of residuals and the accounting and reporting guidance. The Company adopted the revisions effective January 1, 2025 and updated its internal processes and controls to ensure compliance with the revised standards. The adoption did not have a material impact on the Company's financial statements or disclosures herein.
Statutory Ref No. 2024-09 SSAP No. 2 Clarification
In 2024, the NAIC adopted revisions to eliminate lingering references implying that asset-backed securities, mortgage loans, or other Schedule BA items are permitted to be reported as cash equivalents or short-term investments. The revisions are effective
January 1, 2025. The Company adopted the revisions effective January 1, 2025 and updated its internal processes and controls to ensure compliance with the revised standards. The adoption did not have an impact on the Company's financial statements or disclosures herein.
Statutory Ref No. 2024-28 SSAP No. 41 Holders of Capital Notes
In 2025, the NAIC adopted revisions to SSAP No. 41, Surplus Notes to clarify the treatment of capital notes, which define capital notes as regulatory capital instruments where interest can be canceled in time of financial stress without default.
The Company adopted the revisions effective immediately and updated its internal processes and controls to ensure compliance with the revised standards. The adoption did not have an impact on the Company's financial statements or disclosures herein.
Statutory Ref. No. 2024-20 Restricted Asset Clarification
In 2025, the NAIC adopted revisions to SSAP No. 1, Accounting Policies, Risks and Uncertainties and Other Disclosures, to
clarify that assets that are reinsured under modified coinsurance and funds withheld arrangements shall be captured as restricted assets. The revisions are effective December 31, 2025. The Company's financial statements and disclosures have been updated to reflect the revisions herein, see Note 3, Restricted Assets.
Statutory Ref. No. 2025-05 Reinsurer Affiliated Assets
In 2025, the NAIC adopted revisions to SSAP No. 1, Accounting Policies, Risks and Uncertainties and Other Disclosures, to
require restricted asset disclosures on a quarterly and annual basis and require the Company to identify any investments in a reinsurer's modified coinsurance and funds withheld portfolio that are affiliated with the reinsurer. The Company adopted the revisions effective December 31, 2025 and updated its internal processes and controls to ensure compliance with the revised standards. The Company's financial statements and disclosures have been updated to reflect the revisions herein, see Note 3,
Restricted Assets.
Statutory Ref No. 2022-19 Negative IMR
In 2023, the NAIC adopted interpretation (INT) 23-01 which provides a temporary, optional INT to allow reporting entities with risk-based capital (RBC) greater than 300%, after certain adjustments, to admit net negative or disallowed IMR up to 10% of the reporting entity’s adjusted general account capital and surplus. The INT includes specific guidance regarding restrictions as to what should be included in or excluded from the IMR and calculations, specific guidance for general account versus separate accounts, as well as specific reporting and disclosure requirements. INT 23-01's effective date was extended to December 31,
2026 and will be automatically nullified on January 1, 2027, however the effective date can be adjusted in response to regulatory actions to establish statutory accounting guidance specific to net negative or disallowed IMR.
The Company does not have net negative IMR as of December 31, 2025. The Company has not yet elected to apply the optional
INT, but is permitted to do so until January 1, 2027. The Company would evaluate the impact of the election on its policies, processes, and applicable systems and make a determination if IMR becomes net negative.
Accounting Pronouncements Not Yet Adopted
Statutory Ref No. 2024-10 Separate Accounts
In 2024, the NAIC adopted revisions to SSAP No. 56, Separate Accounts. The adopted revisions clarify accounting guidance for book value separate accounts, including prescribed accounting guidance for invested asset transfers to/from the general account and separate accounts as well as clarification of invested assets permitted to be held in book value separate accounts. The revisions are effective January 1, 2026.
The Company is currently evaluating the impact of the revised SSAP and reviewing its policies, processes, and applicable systems to determine the impact the revisions will have on its operations and financial statements. The Company plans to adopt the revisions effective January 1, 2026.
21
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Statutory Ref No. 2025-13 Residential Mortgage Loans Held in Statutory Trusts
In 2025, the NAIC adopted revisions to SSAP No. 37, Mortgage Loans, to expand the scope to include qualifying statutory trusts that hold residential mortgage loans (RMLs) and to establish specific criteria that must be met for a statutory trust to qualify. The adopted revisions establish accounting and reporting guidance for RMLs held in qualifying statutory trusts and require such loans to be reported as mortgage loans on Schedule B as if directly held by the reporting entity. The revisions also provide related guidance in SSAP No. 2, Cash, Cash Equivalents, Drafts and Short-Term Investments, and SSAP No. 40, Real Estate
Investments, for cash and foreclosed real estate held within qualifying statutory trusts. The revisions are effective January 1,
2027, with early adoption permitted.
The Company is currently evaluating the impact of the revised SSAPs and reviewing its policies, processes, and reporting practices to ensure compliance with the updated guidance. The Company plans to early adopt the revisions effective January 1,
2026.
Statutory Ref No. 2025-19 Private Placement Securities
In 2025, the NAIC adopted revisions to SSAP No. 2, Cash, Cash Equivalents, Drafts and Short-Term Investments, SSAP No. 21,
Other Admitted Assets, SSAP No. 26, Bonds, SSAP No. 30, Unaffiliated Common Stock, SSAP No. 32, Preferred Stock, and
SSAP No. 43, Asset-Backed Securities, to incorporate new disclosure and reporting requirements related to private placement securities. The adopted revisions require identification within the investment schedules of whether each security is publicly registered, a Rule 144A private placement, another private placement security (including Regulation D), or otherwise not subject to SEC registration. The revisions also require an aggregate annual disclosure by investment schedule detailing total book/
adjusted carrying value, fair value (including Level 2 and Level 3 amounts), deferred interest, paid-in-kind interest, and the portion supported by private letter ratings for each classification. The revisions are effective December 31, 2026.
The Company is currently evaluating the impact of the revised SSAPs and reviewing its policies, processes, and applicable systems to determine the impact the revisions will have on its financial statement disclosures and investment reporting. The
Company plans to adopt the revisions effective December 31, 2026.
Statutory Ref No. 2025-20 Debt Security & Residual Interest Disclosures
In 2025, the NAIC adopted revisions to SSAP No. 26, Bonds, SSAP No. 43, Asset-Backed Securities, SSAP No. 21, Other
Admitted Assets, and SSAP No. 2, Cash, Cash Equivalents, Drafts and Short-Term Investments, to improve consistency and transparency of debt security and residual interest disclosures. The adopted revisions clarify and align disclosure requirements across the applicable SSAPs, expand certain disclosures to include non-bond debt securities and residual interests, incorporate standardized disclosure templates within the statutory financial statements, and introduce new general interrogatories related to residual measurement methods (Practical Expedient vs. Allowable Earned Yield). The revisions are effective December 31, 2026.
The Company is currently evaluating the impact of the revised SSAPs and reviewing its policies, processes, and applicable systems to determine the impact the revisions will have on its financial statement disclosures and reporting practices. The
Company plans to adopt the revisions effective December 31, 2026.
Subsequent Events
The Company has evaluated the effects of events subsequent to December 31, 2025, and the accounting and disclosure requirements related to subsequent events are included in the financial statements. Management has assessed material subsequent events through April 10, 2026, the date the financial statements were available to be issued.
Accounting Changes and Correction of Errors
Accounting Changes
Aside from the adoption of the PBBD discussed above, the Company had no accounting changes in 2025 or 2024.
Correction of Errors
The Company recorded error corrections through beginning of year surplus in accordance with SSAP No. 3, Accounting
Changes and Correction of Errors totaling $(45.1) and $(9.9) for the years ended December 31, 2025 and 2024, respectively.
22
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
3. Investments
The book/adjusted carrying value and fair value of investments in bonds, preferred stocks, and common stocks are in the following tables. Beginning in 2025, the table below has been updated to be presented in accordance with the PBBD.

	As of December 31, 2025
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds:
ICO:
U.S. government obligations	$1,116.4	$1.7	$(4.1)	$1,114.0
Non-U.S. sovereign jurisdiction	384.1	5.7	(26.4)	363.4
Municipal bonds - general obligations (direct and guaranteed)	37.3	0.2	(1.9)	35.6
Municipal bonds - special revenues	446.1	3.7	(26.9)	422.9
Project finance bonds issued by operating entities - unaffiliated	9.6	—	—	9.6
Corporate bonds - unaffiliated	21,763.7	335.7	(906.6)	21,192.8
Single entity-backed obligations - unaffiliated	218.6	1.0	(9.1)	210.5
SVO-identified bond exchange traded funds - systemic value	185.1	0.1	(1.1)	184.1
Bank loans - acquired - unaffiliated	514.2	2.1	(6.8)	509.5
Other issuer credit obligations - unaffiliated	353.7	2.6	(6.6)	349.7
Total ICO	25,028.8	352.8	(989.5)	24,392.1
ABS:
Agency CMBS and RMBS - guaranteed and not/partially guaranteed	186.8	1.2	(27.7)	160.3
Non-agency CMBS - unaffiliated	554.6	6.0	(11.7)	548.9
Non-agency RMBS - unaffiliated	417.1	10.4	(2.7)	424.8
Non-agency CLOs/CBOs/CDOs - affiliated	90.6	0.3	—	90.9
Non-agency CLOs/CBOs/CDOs - unaffiliated	9,139.7	20.5	(13.7)	9,146.5
Other financial ABS - unaffiliated	484.5	5.2	(4.7)	485.0
Other financial ABS - unaffiliated (not self-liquidating)	3.4	—	—	3.4
Equity-backed securities - unaffiliated (not self-liquidating)	8.1	—	—	8.1
Lease-backed transactions - unaffiliated (full analysis)	130.9	3.1	(0.3)	133.7
Lease-backed transactions - unaffiliated (practical expedient)	577.5	5.1	(24.7)	557.9
Other non-financial ABS - unaffiliated (full analysis)	435.1	7.9	(2.3)	440.7
Other non-financial ABS - unaffiliated (practical expedient)	771.9	8.5	(4.3)	776.1
Total ABS	12,800.2	68.2	(92.1)	12,776.3
Total bonds	37,829.0	421.0	(1,081.6)	37,168.4
Preferred stocks (1)	227.3	7.2	(18.3)	216.2
Affiliated common stocks (1)	218.0	66.3	—	284.3
Unaffiliated common stocks (1)	695.0	17.2	(6.6)	705.6
Total ..........................................................................................................................	$38,969.3	$511.7	$(1,106.5)	$38,374.5
____________________
(1)The table presents preferred and common stocks as they are carried, at either cost, amortized cost, or at lower of cost, amortized cost, or fair value, depending on their NAIC designation.
23
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	As of December 31, 2024
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds:
U.S. government and agencies .....................................................................	$470.7	$—	$(10.1)	$460.6
Foreign governments and agencies .............................................................	58.7	—	(12.8)	45.9
States, territories, and possessions ..............................................................	3.1	—	—	3.1
Political subdivisions .......................................................................................	45.9	—	(3.3)	42.6
Special revenue and assessments ...............................................................	465.1	1.7	(39.0)	427.8
Industrial and miscellaneous..........................................................................	20,595.2	148.7	(1,241.4)	19,502.5
Hybrid securities ..............................................................................................	395.1	8.4	(11.0)	392.5
Collateralized loan obligations (CLOs):
Industrial and miscellaneous .......................................................................	8,183.8	39.6	(14.2)	8,209.2
Mortgage- and asset-backed securities:
U.S. government and agencies ..................................................................	27.2	—	(2.9)	24.3
Special revenue and assessments ............................................................	199.1	0.5	(34.9)	164.7
Industrial and miscellaneous .......................................................................	3,359.2	37.2	(114.6)	3,281.8
Total bonds ..........................................................................................................	33,803.1	236.1	(1,484.2)	32,555.0
Preferred stocks (1) ............................................................................................	110.7	—	(5.6)	105.1
Affiliated common stocks (1) .............................................................................	218.0	49.2	(0.7)	266.5
Unaffiliated common stocks (1) ........................................................................	518.8	22.9	(0.7)	541.0
Total .........................................................................................................................	$34,650.6	$308.2	$(1,491.2)	$33,467.6
____________________
(1)The table presents preferred and common stocks as they are carried, at cost, amortized cost, or at lower of cost, amortized cost, or fair value, depending on their NAIC designation.
The Company maintains a diversified investment portfolio across industries. The following table presents the composition of the
Company's bonds, preferred stocks, and unaffiliated common stocks by sector:

	As of December 31,
	2025		2024
	Fair Value	% of Total	Fair Value	% of Total
Financials ............................................................................................................	$19,205.5	50.6%	$16,281.6	49.0%
Utilities ..................................................................................................................	2,682.8	7.0	2,471.6	7.4
Industrials ............................................................................................................	2,402.4	6.3	2,156.7	6.5
Consumer staples ..............................................................................................	2,369.7	6.2	2,017.5	6.1
Consumer discretionary ....................................................................................	2,150.6	5.6	2,198.5	6.6
Health care ..........................................................................................................	1,950.2	5.1	1,717.6	5.2
Communications .................................................................................................	1,502.6	3.9	1,293.2	3.9
Energy ..................................................................................................................	1,354.2	3.6	1,553.2	4.7
Other ....................................................................................................................	4,472.2	11.7	3,511.2	10.6
Total .........................................................................................................................	$38,090.2	100.0%	33,201.1	100.0%
24
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The following table summarizes the contractual years to maturity of bonds as of December 31, 2025. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Book/ Adjusted Carrying Value	Fair Value
Years to maturity:
One or less ..........................................................................................................................................	$1,466.0	$1,464.6
Over one through five ........................................................................................................................	10,089.9	10,109.9
Over five through ten .........................................................................................................................	6,380.5	6,375.8
Over ten ...............................................................................................................................................	6,907.2	6,257.7
Total with contractual maturity dates ..................................................................................................	24,843.6	24,208.0
Securities without contractual maturities ...........................................................................................	12,985.4	12,960.4
Total bonds ................................................................................................................................................	$37,829.0	$37,168.4
The following table summarizes the Company’s net investment income:

	For the Year Ended December 31,
	2025	2024	2023
Income:
Bonds ............................................................................................................................................	$1,758.2	$1,690.0	$1,499.7
Preferred and common stocks ..................................................................................................	41.1	29.6	25.7
Mortgage loans ............................................................................................................................	522.0	422.5	338.4
Derivatives (1) ..............................................................................................................................	113.9	26.0	(120.3)
Other invested assets .................................................................................................................	14.7	27.7	(5.1)
Cash, cash equivalents, and short-term investments ...........................................................	105.6	112.8	113.5
Other ..............................................................................................................................................	8.0	5.9	3.6
Total investment income ...............................................................................................................	2,563.5	2,314.5	1,855.5
Investment expenses .....................................................................................................................	(147.6)	(122.1)	(98.3)
Net investment income .....................................................................................................................	$2,415.9	$2,192.4	$1,757.2
____________________
(1)For the years ended 2025, 2024 and 2023, the balance included $(416.0), $(324.7), and $(260.3), respectively, of amortization of option costs under IAC 191-97. Refer to Note 2 for further discussion.
Investment income due and accrued that is over 90 days past due is nonadmitted, except for mortgage loans in default. See
Note 2 for the accounting policy related to accrued investment income on mortgage loans. Admitted amounts are reported in accrued investment income on the balance sheets. The components of accrued investment income are as follows:

	As of December 31,
	2025	2024
Gross accrued investment income ..........................................................................................................................	$421.8	$365.0
Nonadmitted accrued investment income ..............................................................................................................	(8.0)	(2.9)
Accrued investment income ........................................................................................................................................	$413.8	$362.1
The following table summarizes the realized capital gains (losses) from investment sales, dispositions, and write downs:

	For the Year Ended December 31,
	2025	2024	2023
Bonds ............................................................................................................................................	$(14.8)	$(46.9)	$(138.0)
Preferred and common stocks ..................................................................................................	63.5	55.2	32.5
Derivatives and other invested assets .....................................................................................	33.6	61.5	87.0
Realized capital gains (losses) before federal income taxes and transfer from IMR ..........	82.3	69.8	(18.5)
Federal income tax benefit (expense) ........................................................................................	(12.7)	(8.4)	19.7
Amount transferred to the IMR .....................................................................................................	13.9	43.4	101.3
Net realized capital gains (losses) .................................................................................................	$83.5	$104.7	$102.5
25
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The following table presents the proceeds from sales of bonds (excluding call and maturity proceeds), and the gross gains and losses realized on those sales:

	For the Year Ended December 31,
	2025	2024	2023
Proceeds from sales of bonds ......................................................................................................	$3,993.0	$3,919.2	$5,079.9
Gross gains .....................................................................................................................................	26.2	21.7	28.8
Gross losses .....................................................................................................................................	(27.0)	(47.7)	(137.1)
26
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Unrealized Losses and OTTI
The following tables summarize gross unrealized losses and fair values of the Company’s bonds, preferred stocks, and common stocks, presented by length of time that individual securities have been in a continuous loss position. Beginning in 2025, the table below has been updated to be presented in accordance with the PBBD.

	As of December 31, 2025
	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Bonds:
ICO:
U.S. government obligations	$310.4	$(0.4)	9	$86.1	$(3.6)	7
Non-U.S. sovereign jurisdiction	—	—	—	207.4	(26.5)	18
Municipal bonds - general obligations (direct and guaranteed)	1.2	—	1	20.4	(1.9)	6
Municipal bonds - special revenues	12.8	—	4	314.6	(26.9)	45
Project finance bonds issued by operating entities - unaffiliated	1.3	—	1	—	—	—
Corporate bonds - unaffiliated	2,174.6	(29.0)	304	7,527.1	(877.5)	1,012
Single entity-backed obligations - unaffiliated	50.2	(0.4)	2	94.4	(8.8)	16
SVO-identified bond exchange traded funds - systemic value	166.3	(1.0)	2	4.8	(0.1)	1
Bank loans - acquired - unaffiliated	147.6	(3.4)	99	30.9	(3.4)	38
Other issuer credit obligations - unaffiliated	4.0	—	9	59.4	(6.6)	4
Total ICO	2,868.4	(34.2)	431	8,345.1	(955.3)	1,147
ABS:
Agency CMBS and RMBS - guaranteed and not/partially guaranteed	2.1	(0.1)	5	116.7	(27.8)	26
Non-agency CMBS - unaffiliated	49.6	(0.4)	18	89.6	(11.3)	37
Non-agency RMBS - unaffiliated	64.0	(0.5)	10	67.1	(2.1)	18
Non-agency CLOs/CBOs/CDOs - unaffiliated	2,355.7	(7.2)	168	157.0	(6.5)	41
Other financial ABS - unaffiliated	33.7	(0.5)	14	58.5	(4.2)	5
Other financial ABS - unaffiliated (not self- liquidating)	0.6	—	1	—	—	—
Equity-backed securities - unaffiliated (not self-liquidating)	8.1	(0.1)	2	—	—	—
Lease-backed transactions - unaffiliated (full analysis)	17.8	(0.2)	1	—	—	—
Lease-backed transactions - unaffiliated (practical expedient)	26.4	(1.4)	4	280.4	(23.3)	35
Other non-financial ABS - unaffiliated (full analysis)	17.7	(0.2)	2	110.0	(2.1)	5
Other non-financial ABS - unaffiliated (practical expedient)	127.0	(0.4)	20	69.1	(3.8)	4
Total ABS	2,702.7	(11.0)	245	948.4	(81.1)	171
Total bonds .................................................................	5,571.1	(45.2)	676	9,293.5	(1,036.4)	1,318
Preferred stocks ........................................................	—	—	—	63.0	(18.3)	5
Unaffiliated common stocks ....................................	56.6	(6.6)	10	—	—	4
Total ...............................................................................	$5,627.7	$(51.8)	686	$9,356.5	$(1,054.7)	1,327
27
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	As of December 31, 2024
	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Bonds:
U.S. government and agencies ...........................	$173.8	$(2.8)	11	$82.4	$(7.3)	7
Foreign governments and agencies....................	—	—	—	45.9	(12.8)	5
States, territories, and possessions ....................	—	—	—	3.1	—	1
Political subdivision ................................................	18.0	(1.1)	4	23.1	(2.2)	6
Special revenue and assessments .....................	39.6	(0.6)	10	350.8	(38.3)	54
Industrial and miscellaneous ................................	4,298.1	(100.2)	676	9,304.5	(1,141.2)	1,205
Hybrid securities .....................................................	34.1	(0.2)	4	140.5	(10.8)	12
Collateralized loan obligation ...............................	1,015.7	(2.9)	68	254.5	(11.3)	61
Mortgage- and asset-backed securities .............	480.6	(5.8)	78	1,459.7	(146.7)	212
Total bonds .................................................................	6,059.9	(113.6)	851	11,664.5	(1,370.6)	1,563
Preferred stocks ........................................................	—	—	—	65.8	(5.6)	6
Affiliated common stocks .........................................	43.3	(0.7)	1	—	—	—
Unaffiliated common stocks ....................................	28.2	(0.7)	6	—	—	3
Total ...............................................................................	$6,131.4	$(115.0)	858	$11,730.3	$(1,376.2)	1,572
The Company reviewed its investments with unrealized losses as of December 31, 2025 and 2024 in accordance with its impairment policy. The Company’s evaluation determined, after the recognition of OTTI, that the remaining declines in fair value were temporary, and the Company did not intend to sell these securities at an amount below the carrying value prior to maturity
(or recovery). For bonds carried at amortized cost, the Company expects to recover the entire amortized cost basis.
The Company uses both quantitative and qualitative criteria to review all securities in its holdings. Based on the Company's experience, investments with amortized cost exceeding estimated fair value by less than 20% do not typically represent a significant risk of impairment under normal market conditions. For those with amortized cost exceeding estimated fair value by over 20% and those that were downgraded by a rating agency, the Company compares the security's implied credit spread to the benchmark spread for bonds with significant credit risk. If the security's spread exceeds the defined tolerance compared to this benchmark, the Company further analyzes the decrease in fair value to determine whether it is an OTTI by considering, among other factors, the following:
•Extent of downgrades of the security by a rating agency;
•Extent and duration of the decline in fair value below cost or amortized cost;
•Financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations, earnings potential, or compliance with terms and covenants of the security;
•Changes in the financial condition of the security’s underlying collateral;
•Nonpayment of scheduled interest, or the reduction or elimination of dividends; and
•Other indications that a credit loss has occurred.
For bonds and preferred stocks, the Company concludes an OTTI has occurred if a security is underwater and there is an intent to sell the security, or it is more likely than not that the Company will be required to sell the security prior to recovery of its amortized cost, considering any regulatory developments, prepayment or call notifications, and the Company's liquidity needs.
For OTTI on bonds other than ABS, referred to as loan-backed and structured securities prior to 2025, an impairment loss equal to the difference between the bond’s carrying value and its fair value is recognized within the statements of operations.
ABS, referred to as loan-backed and structured securities prior to 2025, are considered other-than-temporarily impaired when the
Company has concluded it does not have the intent and ability to retain the security for sufficient time to recover the amortized cost basis, it intends to sell the security prior to maturity at an amount below the carrying value, or it does not expect to recover the entire amortized cost basis even if it has the intent and ability to hold.
When an OTTI has occurred due to the Company’s intent to sell the security or the Company has assessed it does not have the intent and ability to retain the security until sufficient time to recover the amortized cost basis, an impairment loss equal to the difference between the security's carrying value and its fair value is recognized within the statements of operations.
28
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
When an OTTI has occurred because the Company does not expect to recover the entire cost basis, even if the Company has the intent and ability to hold the security, an impairment loss equal to the difference between the security's carrying value and its estimated recovery value is recognized within the statements of operations. The estimated recovery value is calculated as the present value of cash flows expected to be collected, discounted at the effective rate immediately prior to the recognition of the
OTTI.
To determine the recovery value of an ABS, referred to as loan-backed and structured securities prior to 2025, the Company performs an analysis related to the underlying issuer including, but not limited to, the following:
•Expected cash flows from the security;
•Creditworthiness;
•Delinquency, debt-service coverage, and loan-to-value ratios on the underlying collateral;
•Underlying collateral values, vintage year, and level of subordination;
•Geographical concentrations; and
•Susceptibility to prepayment due to changes in the interest rate environment.
The Company records OTTI charges on bonds, unaffiliated common stock, and preferred stock as net realized capital losses on the statements of operations. The largest write-downs were from investments in the following sectors:

	For the Year Ended December 31,
	2025		2024		2023
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Industrials .............................................................	$6.8	43.1%	$2.0	12.6%	$—	—%
Financials .............................................................	5.6	35.3	3.9	24.4	2.9	14.0
Consumer discretionary .....................................	1.3	8.5	0.7	4.0	1.1	5.4
Health care ...........................................................	1.0	6.1	—	—	—	—
U.S. government (1) ...........................................	0.6	3.7	5.7	35.2	16.5	79.4
Communications ..................................................	0.2	1.5	0.5	3.0	—	—
Utilities ...................................................................	—	—	0.8	4.7	—	—
Energy ...................................................................	—	—	1.9	11.5	—	—
Other .....................................................................	0.3	1.8	0.7	4.6	0.3	1.2
Impairment losses recognized in earnings ........	$15.8	100.0%	$16.2	100.0%	$20.8	100.0%
____________________
(1)Impairments on U.S. government securities are due to the Company's intent to sell and reflect the impact of interest rate movements.
Based on NAIC ratings as of December 31, 2025 and 2024, the Company held below-investment-grade bonds with fair values of
$1,627.8 and $1,742.5, respectively, and book/adjusted carrying values of $1,639.5 and $1,774.5, respectively. These holdings amounted to 4.4% and 5.4% of the Company’s investments in bonds at fair value as of December 31, 2025 and 2024, respectively.
29
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Restricted Assets
The table below provides a summary of restricted assets at book/adjusted carrying value:

	As of December 31,
	2025			2024
	Total Pledged & Restricted Assets	% of Total Assets	% of Total Admitted Assets	Total Pledged & Restricted Assets	% of Total Assets	% of Total Admitted Assets
Restricted assets in connection with reinsurance transactions (1) (2) .........................	$—	—%	—%	$18,663.8	32.4%	32.6%
Assets held under modified coinsurance reinsurance agreements (2)	24,650.8	37.1	37.8	—	—	—
Assets held under funds withheld reinsurance agreements (2) (3)	1,008.0	1.5	1.5	—	—	—
FHLB DM capital stock .......................................	189.3	0.3	0.3	166.8	0.3	0.3
State deposits .......................................................	11.3	—	—	5.9	—	—
Pledged collateral to FHLB DM	6,813.8	10.3	10.4	6,213.8	10.8	10.9
Other pledged collateral ......................................	95.1	0.1	0.2	169.1	0.3	0.3
Total restricted assets ............................................	$32,768.3	49.3%	50.2%	$25,219.4	43.8%	44.1%
____________________
(1)Includes bonds, stocks, mortgage loans, cash, and other invested assets contractually restricted to use related to the Company's reinsurance transactions.
(2)Due to the adoption of Statutory Ref. No. 2024-20, the restricted assets in connection with reinsurance transactions line was bifurcated into two lines based on the type of reinsurance agreement.
(3)The funds withheld restricted assets, including those under modified coinsurance, include 0.68% of assets that were affiliated with reinsurers.
Funding Agreements with Federal Home Loan Bank of Des Moines
The Company is a member of the FHLB DM. Membership allows access to the FHLB DM's funding services, which provide an alternative liquidity source, including the ability to obtain loans and issue funding agreements that are collateralized by qualifying assets. The Company has issued funding agreements to the FHLB DM to support an institutional spread program, where the
Company earns income primarily from the difference between investment income earned and interest paid on the funding agreements. Maximum borrowing capacity varies based on a percentage of total assets, subject to availability of eligible collateral and internal authorization limits. Eligible collateral includes mortgage loans, agency CMBS-guaranteed, agency RMBS-
guaranteed, and U.S. government obligations.
The table below presents amounts related to FHLB DM:

	As of December 31,
	2025	2024
Membership stock – Class B (1) .........................................................................................................	$10.0	$10.0
Activity stock ..........................................................................................................................................	179.3	156.8
Total ............................................................................................................................................................	$189.3	$166.8

Outstanding funding agreements (2) ....................................................................................................	$3,985.4	$3,485.6
Collateral held at FHLB DM, at carrying value (3) ..............................................................................	6,813.8	6,213.8
Actual or estimated borrowing capacity as determined by the Company .......................................	5,224.2	4,578.9
____________________
(1)Class B membership stock is not eligible for redemption.
(2)The outstanding funding agreements as of December 31, 2025 and 2024 represent the total reserves established, which was recorded in liability for deposit-type contracts on the balance sheets. The outstanding funding agreements as of December 31, 2025 and 2024 also represent the maximum amount outstanding during the years ended December 31, 2025 and 2024, respectively. The Company does not have any prepayment obligations related to the outstanding funding agreements.
(3)As of December 31, 2025 and 2024, the fair value of the Company's collateral held at FHLB DM was $6,512.9 and $5,720.3, respectively. The carrying value and fair value also represent the maximum amount pledged during the years ended December 31, 2025 and 2024, respectively.
30
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Low-Income Housing Tax Credits
The Company held LIHTC investments of $151.3 and $158.7 as of December 31, 2025 and 2024, respectively. As of December
31, 2025, the Company had up to 13 remaining years of unexpired credits related to LIHTC investments. The Company's remaining required holding period for these investments was between 1 and 17 years as of December 31, 2025.
The Company recognized LIHTC of $7.2, $3.3, and $4.1 during the years ended December 31, 2025, 2024, and 2023, respectively. As of December 31, 2025, the Company had remaining commitments of $112.0 to its LIHTC investments. These properties are not currently subject to any regulatory review.
4. Mortgage Loans
The Company's mortgage loan portfolio is secured by first-mortgage liens on income-producing commercial real estate, primarily in the retail, industrial, and office building sectors. The Company's mortgage loan portfolio is considered a single portfolio segment and class of financing receivables, which is consistent with how the Company assesses and monitors the risk and performance of the portfolio. A large majority of these loans have personal guarantees, and all mortgaged properties are inspected annually.
The Company's mortgage loan portfolio is diversified by geographic region, loan size, and scheduled maturity. As of December
31, 2025, the states with the largest concentration of the Company's mortgage loans were California and Texas, comprising
25.2% and 11.0%, respectively, of total outstanding principal.
The maximum and minimum lending rates for mortgage loans issued during 2025 were 9.3% and 5.5%, respectively. The maximum and minimum lending rates for mortgage loans issued during 2024 were 9.1% and 5.0%, respectively. The maximum and minimum lending rates for mortgage loans issued during 2023 were 8.8% and 4.3%, respectively.
Loans are underwritten based on loan-to-value (LTV) ratios and debt-service coverage ratios (DSCR), as well as detailed market, property, and borrower analyses. The LTV and DSCR are used by the Company to determine the internal credit quality of mortgage loans. The LTV ratio compares the carrying value of the loan to the fair value of the underlying collateral. The DSCR compares a property's net operating income to its debt-service payments. Generally, a lower LTV ratio and higher DSCR indicate a higher quality loan. The Company updates each loan's LTV ratio every quarter based on the carrying value of the property, while property information (such as property value and income for DSCR) is updated annually, primarily during the third quarter.
The maximum LTV for any one loan was 83.0% and 76.9% for loans funded during the years ended December 31, 2025 and
2024, respectively. The weighted average LTV ratio for the Company’s mortgage loan portfolio was 48.1% and 46.6% as of
December 31, 2025 and 2024, respectively.
The following table sets forth the Company's mortgage loans by credit quality indicator:

	As of December 31, 2025			As of December 31, 2024
	DSCR			DSCR
LTV ratio	1.50x or Greater	Less Than 1.50x	Total	1.50x or Greater	Less Than 1.50x	Total
Less than 65% ...........................................	$7,036.7	$1,733.9	$8,770.6	$7,255.4	$785.3	$8,040.7
Between 65% and 80% ............................	288.3	840.9	1,129.2	299.6	487.4	787.0
Greater than 80% ......................................	—	117.1	117.1	24.9	24.7	49.6
Total commercial mortgage loans ..............	$7,325.0	$2,691.9	10,016.9	$7,579.9	$1,297.4	$8,877.3
Other mortgage loans, net ..........................			23.2			23.3
Total ...................................................................			$10,040.1			$8,900.6
Non-performing loans, defined generally as those in default or close to being in default, are monitored for collectibility. Loans are specifically evaluated for impairment if the Company considers it probable that amounts due according to the terms of the loan agreement will not be collected or if the loan is modified in a troubled debt restructuring. If a mortgage loan has any investment income due and accrued that is 180 days past due and collectible, or non-performing, the investment income will continue to accrue, but all interest related to the loan will be reported as a nonadmitted asset. As of December 31, 2025, two loans with a total unpaid principal balance of $12.3 were considered non-performing. As of December 31, 2024, one loan with an outstanding principal balance of $2.1 was considered impaired and non-performing, for which the Company took possession of the real estate collateral in the first quarter of 2025.
31
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
5. Derivative Instruments
The Company uses derivative financial instruments to hedge certain portions of its exposure to equity market risk, interest rate risk, and foreign currency exchange risk. Derivative instruments may be exchange-traded or contracted in the over-the-counter
(OTC) market. The Company has established policies for managing its derivatives, including prohibitions on derivatives market-
making and other speculative derivatives activities.
Derivative Exposures
The following tables present the notional amounts, carrying amounts, and fair values of the Company’s derivative assets and liabilities. On the balance sheet, derivative contracts in a liability position are included in other liabilities.

	As of December 31, 2025
		Carrying Amount		Fair Value
	Notional	Assets	Liabilities	Assets	Liabilities
Derivatives designated as cash flow hedges:
Interest rate swaps .................................................................	$4,789.9	$—	$—	$39.1	$64.8
Cross currency swaps............................................................	882.6	18.2	36.1	21.1	17.1
Treasury bond forwards .........................................................	227.8	—		—	29.2
Treasury locks .........................................................................	42.0	—		—	4.1
Derivatives not designated as hedges:
Index options ...........................................................................	14,119.1	410.3	8.8	751.7	9.3
Interest rate caps and floors .................................................	605.2	—	—	—	—
Free-standing interest rate swaps .......................................	131.1	1.1	—	1.1	—
Futures .....................................................................................	36.2	7.6	0.3	7.6	0.3
Foreign exchange forwards ..................................................	34.4	—	0.2	—	0.2
Total derivatives .........................................................................	$20,868.3	$437.2	$45.4	$820.6	$125.0

	As of December 31, 2024
		Carrying Amount		Fair Value
	Notional	Assets	Liabilities	Assets	Liabilities
Derivatives designated as cash flow hedges:
Interest rate swaps .................................................................	$3,756.5	$—	$—	$4.9	$135.4
Cross currency swaps............................................................	861.6	61.3	2.3	64.6	0.3
Treasury bond forwards .........................................................	341.9	—	—	—	40.2
Treasury locks .........................................................................	85.5	—	—	—	8.0
Derivatives not designated as hedges:
Index options ...........................................................................	12,985.2	331.9	4.8	559.4	6.8
Interest rate caps and floors .................................................	1,132.7	0.1	18.1	0.1	18.1
Futures .....................................................................................	47.0	11.3	0.9	11.3	0.9
Foreign exchange forwards ...................................................	21.9	0.4	—	0.4	—
Total derivatives .........................................................................	$19,232.3	$405.0	$26.1	$640.7	$209.7
Interest Rate Swaps
The Company uses interest rate swaps as part of its interest rate risk management strategy. In an interest rate swap transaction, the Company agrees with other parties to exchange, at specified intervals, the difference between floating-rate and fixed-rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company primarily uses interest rate swaps to synthetically convert variable rate bonds, including investments in collateralized loan obligations, to fixed-rate bonds.
These derivatives qualify and are designated as cash flow hedges.
32
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Cross Currency Swaps
The Company uses cross currency swaps as part of its foreign currency risk management strategy to reduce foreign exchange rate risk with respect to the Company's investments denominated in foreign currencies. In a cross currency swap transaction, the
Company agrees with other parties to exchange, at specified intervals, one currency for another at a specified rate of exchange.
Generally, the notional amount of each currency is exchanged at the maturity of the currency swap by each party. Cross currency swaps derivatives qualify and are designated as cash flow hedges.
Treasury Bond Forwards and Treasury Locks
The Company uses treasury bond forwards and treasury locks as part of its interest rate risk management strategy. In a bond forward, the Company agrees to buy or sell a bond at a fixed price on the maturity date. In a treasury lock, the Company agrees to make or receive a payment based upon the difference between the strike rate and current issuance rates. The Company primarily uses treasury bond forwards and treasury locks to mitigate fluctuations in expected interest income. These derivatives qualify and are designated as cash flow hedges.
Equity Market Contracts – Indexed and Index-linked Products
The Company uses index call options and futures as part of its equity market risk management strategy. The Company offers indexed and index-linked products that permit the contract holder to allocate all or a portion of their account value to an indexed component that credits interest based on the performance of an index, subject to caps, floors, or performance margins set by the
Company. The contract holders may elect to rebalance index options at renewal dates, typically annually. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing revised cap rates or performance margins, subject to contractual guarantees. The Company transacts in index call options and futures according to the portfolio allocation decisions of the contract holders such that the Company is economically hedged with respect to equity returns for the current interest term. These derivatives are not designated for hedge accounting.
Interest Rate Caps and Floors
The Company uses interest rate caps and floors as part of its interest rate risk management strategy pertaining to floating-rate investments. The Company will generally take a long position using an interest rate floor to hedge against the risk of falling reference rates, and may choose to partially or fully finance such floor by taking a short position using an interest rate cap. When done in combination, the long floor and short cap combination is referred to as a collar. The collar provides protection against reference rates falling below the floor’s strike price, but also results in the Company forfeiting potential gains should the reference rates rise above the cap’s strike price. The Company does not designate these derivatives for hedge accounting.
Collateral Arrangements
The Company’s derivative contracts are primarily non-centrally-cleared OTC instruments that are governed by an International
Swaps and Derivatives Association (ISDA) Master Agreement. For each Master Agreement, the Company and the counterparty have also entered into a credit support annex (CSA) to reduce the risk of counterparty default in derivative transactions. The CSA requires either party to post cash collateral or other financial assets in accordance with the net exposure from all derivative contracts between the parties. The amount of net exposure is the difference between the derivative contract's fair value and the fair value of the collateral held for the CSA with each counterparty. Collateral amounts required to be posted or received are determined daily based on the net exposure with each counterparty under a master netting agreement.
The Company does not offset recognized collateral amounts pledged or received against the fair value amounts recognized for derivative contracts on the balance sheets.
For non-centrally-cleared instruments, the Company is subject to uncleared margin rules, which under certain circumstances, may require the Company to post or collect initial margin for bilateral OTC derivatives with one or more counterparties. As of
December 31, 2025 and 2024, the Company posted initial margin of $26.6 and $18.9, respectively, related to its non-centrally-
cleared derivatives. These amounts are not reflected in collateral presented in the tables below.
For certain centrally-cleared instruments, the Company is required to post initial margin, which is determined at contract inception, as well as variation margin, which is based on the fair value of the derivative contracts and generally determined on a daily basis. As of December 31, 2025 and 2024, the Company posted initial margin of $44.3 and $36.6, respectively, related to its centrally-cleared derivatives. These amounts are not reflected in collateral presented in the tables below.
In the balance sheets, the Company recognizes cash collateral received in cash, cash equivalents, and short-term investments and the obligation to return cash collateral as a liability. Non-cash collateral received is not recognized in the balance sheets. In the event of default, the counterparty relinquishes claim to the assets pledged as collateral and the Company recognizes the collateral as its own asset recorded at fair value, or, in the case of cash collateral, derecognizes its obligation to return collateral.
33
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The following table presents the potential effect of netting arrangements on the Company's balance sheets:

		Gross Amounts Not Offset on the Balance Sheets
	Fair Value	Financial Instruments (1)	Cash Collateral Received/ Pledged (2)	Net Amount	Securities Collateral Received/ Pledged(3)	Net Amount After Securities Collateral
December 31, 2025
Derivative assets ..........................................	$820.6	$(103.6)	$(365.6)	$351.4	$(344.0)	$7.4
Derivative liabilities .....................................	125.0	(103.6)	(21.4)	—	—	—
December 31, 2024
Derivative assets ..........................................	$640.7	$(165.2)	$(173.0)	$302.5	$(277.1)	$25.4
Derivative liabilities ......................................	209.7	(165.2)	(7.9)	36.6	(34.8)	1.8
____________________
(1)Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the balance sheet.
(2)The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreement.
(3)Securities collateral received from counterparties is not reported on the balance sheets and may or may not be sold or re-pledged unless the counterparty is in default. Amounts do not include excess of collateral pledged or received.
6. Fair Value of Financial Instruments
The Company determines the fair value of its financial instruments based on the fair value hierarchy, which favors the use of observable inputs over the use of unobservable inputs when measuring fair value. The Company uses the same pricing methodology and sources as utilized for obtaining GAAP fair values.
The Company has categorized its financial instruments into the three-level hierarchy, which gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The level assigned to a fair value measurement is based on the lowest-level input that is significant to the measurement. The fair value measurements for the Company's financial instruments are categorized as follows:
•Level 1 – Unadjusted quoted prices in active markets for identical instruments.
•Level 2 – Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations whose inputs are observable, and market corroborated inputs.
This category includes those financial instruments that are valued using industry-standard pricing methodologies or models. All significant inputs are observable or derived from observable information in the marketplace.
•Level 3 – Fair value estimates whose significant inputs are unobservable. This includes financial instruments for which fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on or corroborated by readily available market information. In limited circumstances, this may also utilize estimates based on non-binding broker quotes.
34
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The following tables present financial instruments carried at fair value:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Bonds....................................................................................................................	$—	$0.5	$—	$0.5
Preferred stocks ..................................................................................................	—	204.0	—	204.0
Unaffiliated common stocks ..............................................................................	516.3	—	189.3	705.6
Other invested assets (1) ..................................................................................	—	43.3	2.5	45.8
Derivatives ...........................................................................................................	7.6	135.1	24.0	166.7
Separate account assets (2) .............................................................................	1,080.9	1,293.6	0.4	2,374.9
Total assets at fair value .......................................................................................	$1,604.8	$1,676.5	$216.2	$3,497.5

Liabilities at fair value:
Derivatives ...........................................................................................................	$0.3	$5.2	$0.9	$6.4
Separate account liabilities ...............................................................................	—	171.9	—	171.9
Total liabilities at fair value ...................................................................................	$0.3	$177.1	$0.9	$178.3
____________________
(1)Does not include amounts related to partnership investments (primarily private debt, private equity, and hedge funds investments) that are measured using the NAV practical expedient. The fair value of these investments was $590.0 as of December 31, 2025. These investments have varying investment strategies, and redemption terms and conditions.
(2)Does not include amounts related to invested assets that are measured using the NAV as a practical expedient. The fair value of these investments was $51.1 as of December 31, 2025.

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets at fair value: (1)
Bonds....................................................................................................................	$—	$4.4	$—	$4.4
Preferred stocks ..................................................................................................	—	53.2	—	53.2
Unaffiliated common stocks ..............................................................................	374.2	—	166.8	541.0
Derivatives ...........................................................................................................	11.3	101.5	10.9	123.7
Separate account assets (2) .............................................................................	1,121.7	771.7	5.5	1,898.9
Total assets at fair value .......................................................................................	$1,507.2	$930.8	$183.2	$2,621.2

Liabilities at fair value:
Derivatives ...........................................................................................................	$0.9	$18.3	$0.7	$19.9
Separate account liabilities ...............................................................................	—	113.2	0.2	113.4
Total liabilities at fair value ...................................................................................	$0.9	$131.5	$0.9	$133.3
____________________
(1)Does not include amounts related to partnership investments (primarily private debt, private equity, and hedge funds investments) that are measured using the NAV practical expedient. The fair value of these investments was $520.4 as of December 31, 2024. These investments have varying investment strategies, and redemption terms and conditions.
(2)Does not include amounts related to alternative investments that are measured using the NAV practical expedient. The fair value of these investments was $16.7 as of December 31, 2024. These investments have varying investment strategies, and redemption terms and conditions.
35
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The following tables present the book/adjusted carrying values and corresponding fair values of financial instruments subject to fair value disclosure requirements, categorized by the fair value hierarchy described above:

	As of December 31, 2025
	Carrying Values	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Bonds ........................................................................................	$37,829.0	$37,168.4	$184.1	$36,387.8	$596.4
Preferred stocks ......................................................................	216.2	216.2	—	216.2	—
Unaffiliated common stocks ..................................................	705.6	705.6	516.3	—	189.3
Mortgage loans .......................................................................	10,040.1	9,807.5	—	—	9,807.5
Other invested assets (1) ......................................................	231.5	155.3	—	89.5	65.8
Cash, cash equivalents, and short-term investments .......	2,423.6	2,423.7	1,788.8	634.9	—
Derivatives ...............................................................................	437.2	820.6	7.6	745.6	67.4
Separate account assets (2) .................................................	11,002.2	10,423.1	1,263.1	8,129.2	1,030.8
Financial liabilities:
Derivatives ...............................................................................	45.4	125.0	0.3	123.6	1.1
Separate account liabilities ...................................................	169.8	171.9	—	171.9	—
Deposit-type contracts ...........................................................	4,957.3	4,955.1	—	—	4,955.1
____________________
(1)Does not include amounts related to partnership investments (primarily private debt, private equity, and hedge funds investments) that are measured using the NAV practical expedient. The fair value of these investments was $613.9 as of December 31, 2025. These investments have varying investment strategies, and redemption terms and conditions.
(2)Does not include amounts related to invested assets that are measured using the NAV as a practical expedient. The fair value of these investments was $53.1 as of December 31, 2025.

	As of December 31, 2024
	Carrying Values	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Bonds ........................................................................................	$33,803.1	$32,555.0	$168.3	$31,599.5	$787.2
Preferred stocks ......................................................................	110.7	105.1	—	105.1	—
Unaffiliated common stocks ..................................................	541.0	541.0	374.2	—	166.8
Mortgage loans .......................................................................	8,900.6	8,392.9	—	—	8,392.9
Other invested assets (1) ......................................................	190.6	92.1	—	26.4	65.7
Cash, cash equivalents, and short-term investments .......	1,641.6	1,641.7	1,387.8	253.9	—
Derivatives ...............................................................................	405.0	640.7	11.3	589.4	40.0
Separate account assets (2) .................................................	9,602.1	8,789.4	1,236.2	6,733.4	819.8
Financial liabilities:
Derivatives ...............................................................................	26.1	209.7	0.9	207.8	1.0
Separate account liabilities ...................................................	106.7	113.4	—	113.2	0.2
Deposit-type contracts ...........................................................	4,550.0	4,638.4	—	—	4,638.4
____________________
(1)Does not include amounts related to partnership investments (primarily private debt, private equity, and hedge funds investments) that are measured using the NAV practical expedient. The fair value of these investments was $520.4 as of December 31, 2024. These investments have varying investment strategies, and redemption terms and conditions.
(2)Does not include amounts related to invested assets that are measured using the NAV as a practical expedient. The fair value of these investments was $16.7 as of December 31, 2024.
Financial Instruments Measured at Fair Value on a Recurring Basis
Unaffiliated Common Stocks
The Company's unaffiliated common stocks primarily include FHLB DM common stock and publicly traded common stocks. The
FHLB DM common stock has no readily available market information to support pricing. The value is based on redeemable par
36
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
value and is therefore classified as a Level 3 measurement. The publicly traded common stocks are based on quoted market prices in active markets for identical assets and are classified as a Level 1 measurement.
Derivatives
A majority of the derivatives are index options that consist primarily of Standard & Poor's 500 Index® (S&P 500) options. The fair values of these index options were determined using option pricing models. Significant inputs include index implied volatilities, index dividend yields, index prices, a risk-free rate, option term, and strike price. As these inputs are observable, most index options are classified as a Level 2 measurement. Options without public and observable inputs are classified as a Level 3 measurement.
Separate Account Assets and Liabilities
Separate account assets related to the Company's variable products are primarily invested in mutual funds with published NAVs and are classified as a Level 1 measurement. Separate account assets and liabilities related to the Company's RILA products include investments in stocks and derivatives, which are valued using the same methodologies described above.
Other Financial Instruments Subject to Fair Value Disclosure Requirements
Bonds
Bonds are primarily classified as Level 2 measurements. To make this assessment, the Company determines whether the market for a security is active and if significant pricing inputs are observable. The Company predominately utilizes third-party independent pricing services that use evaluated pricing models to assist management in determining the fair value of its bonds.
As many of these bonds do not trade on a daily basis, evaluated pricing models apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing to prepare valuations. The significant inputs for these bond valuations include benchmark U.S. Treasury or other yields, spread off the U.S. Treasury yield curve for identical securities, reported trades, broker-dealer quotes, comparable securities that are actively traded, issuer spreads, two-sided markets, benchmark securities, bids, offers, and other reference data, including market research publications. In addition, for mortgage- and asset-backed securities, the pricing services use models and processes to develop prepayment and interest rate scenarios. The pricing services monitor market indicators, industry and economic events, and their models take into account market convention.
In situations where the Company is unable to obtain sufficient market-observable information upon which to estimate the fair value of a particular security, fair values are determined using internal pricing models that typically utilize significant, unobservable market inputs or inputs that are difficult to corroborate with observable market data. Such measurements are classified as Level 3 and typically include private placements and other securities that pricing services are unable to price.
Preferred Stocks
The fair values of preferred stocks are valued by pricing services utilizing evaluated pricing models. These valuations are created based on benchmark curves using industry standard inputs and exchange prices of underlying securities of the same issuer. As these inputs are considered observable, preferred stocks are classified as a Level 2 measurement.
Mortgage Loans
The fair values of the Company’s mortgage loans are determined by discounting the projected future cash flows using a discount rate equal to the risk-free rate plus a valuation spread. The valuation spread is an unobservable input that includes management's assumptions of the impact of credit risks. Significant increases or decreases in this spread results in significant changes in fair value; therefore, mortgage loans are classified as a Level 3 measurement.
Other Invested Assets
Other invested assets consist primarily of limited partnership investments, including private debt, private equity, hedge fund investments, as well as tax credit investments, residual tranches, and capital and surplus notes.
The majority of the LP investments and residual tranches are not traded in an active market and qualify to be measured using
NAV as a practical expedient. Certain LP investments and residual tranches are priced by independent pricing services utilizing evaluated pricing models and are classified as a Level 2 measurement. Evaluated pricing models apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing to prepare valuations. The significant observable inputs for security evaluations include benchmark yields, reported trades, executable broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, new issues, prepayment speeds, and other reference data, including market research publications. Remaining residual tranches utilize significant unobservable inputs, and are therefore classified as a Level 3 measurement.
37
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Tax credit investments are limited partnerships established to fund affordable housing projects and other qualifying purposes, where the primary return on investment is in the form of income tax credits. The fair value of the tax credit interests is estimated based on the discounted future economic benefits over the remaining life of each investment, using a market rate of return based on similar investments observed by brokers. The future economic benefits are based on assumptions about the partnerships'
future performance and related tax benefits passed through to the Company, net of the Company's obligations to make future investment contributions. Because these estimates utilize significant unobservable inputs, investments in tax credit LPs are classified as a Level 3 measurement.
Cash, Cash Equivalents, and Short-Term Investments
Cash and cash equivalents consist of demand bank deposits and short-term highly liquid investments with original maturities of three months or less at the time of purchase. Because cash equivalents are readily convertible to known amounts of cash, carrying value generally approximates fair value and are primarily classified as Level 1. Short-term investments consist of investments with an original maturity date of less than one year at the time of purchase. The majority of these investments are bonds which are classified as a Level 2 measurement.
Derivatives
Cross currency swaps and interest rate swaps are valued using an income approach. These swaps are priced using a discounted cash flow model. The significant inputs for cross currency swaps include the projected cash flows, currency spot rates, swap yield curve, and cross currency basis curve. As these inputs are observable, the cross currency swaps valuation is classified as a Level 2 measurement. The significant inputs for interest rate swaps include the projected cash flows, timing of payments, the discount rate, and the forward rate. As these inputs are observable, the interest rate swaps valuation is classified as a Level 2 measurement.
Separate Account Assets and Liabilities
Separate account assets related to the Company's fixed BOLI and RILA products primarily consist of bonds, commercial mortgage loans, derivatives, and cash that are valued using the same methodologies described above.
Deposit-type Contracts
Deposit-type contracts consist of FHLB DM funding agreements and certain annuities with payout provisions which do not include life contingencies within the scope of SSAP 100, Fair Value. The fair values for these investments are generally derived from the present value of liability cash flows. The significant inputs include the projected liability cash flows from actuarial cash flow testing models and discount rates that are representative of the Company's financial strength ratings. As these inputs are unobservable, they are classified as Level 3 investments.
Rollforward of Assets and Liabilities Measured and Reported as Level 3
The following table presents additional information about assets, excluding separate accounts, measured and reported at fair value and for which significant unobservable inputs (Level 3) were utilized to determine fair value:

	For the Year Ended December 31,
	2025	2024
Balance, beginning of period ..................................................................................................................	$177.7	$159.0
Total gains (losses) included in net income ......................................................................................	(16.7)	(9.2)
Total gains (losses) included in surplus .............................................................................................	5.5	(4.5)
Purchases ...............................................................................................................................................	51.7	90.4
Sales ........................................................................................................................................................	—	(49.4)
Settlements ............................................................................................................................................	(4.9)	(8.6)
Balance, end of period ............................................................................................................................	$213.3	$177.7
7. Reinsurance
Ceded Reinsurance Agreements
The Company remains liable to its policyholders to the extent that counterparties to reinsurance contracts do not meet their obligations. In the event of the reinsurer's insolvency, the Company would reclaim the withheld assets supporting the reserve liabilities. Reserve credit taken for all ceded reinsurance, including affiliated and unaffiliated, was $3,001.0 and $2,540.3 as of
December 31, 2025 and 2024, respectively. The Company's ceded reinsurance agreements are described below.
38
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Medical Stop-Loss
For business written or renewed after October 1, 2024, the Company cedes the excess of $4.0 per individual per policy period.
For business written or renewed between October 1, 2022 and October 1, 2024, the Company reinsured the excess of $3.25 per individual claim.
The Company has an 80% coinsurance with funds withheld arrangement to manage its risk-based capital position by ceding a majority of its medical stop-loss block of business, as well as new policies issued subsequent to January 1, 2019.
Starting in 2025, the Company cedes the morbidity risk on certain specific and aggregate medical stop-loss policies issued or renewed on or after January 1, 2025, up to $0.5 per individual over employer's retention. The Company has a funds withheld reinsurance agreement with a third-party reinsurer.
Group Life & DI
Starting in 2019, the Company primarily cedes group life mortality risk in excess of $0.40 per individual and line of coverage. The
Company reinsures morbidity risk in excess of $8.0 thousand of gross monthly benefit per life. The Company also has catastrophic coverage for group life policies.
DA and FIA
The Company has a 100% coinsurance with funds withheld arrangement to cede the guaranteed lifetime withdrawal benefits
(GLWB) riders on a block of FIA policies issued from January 1, 2021 through December 31, 2023.
The Company has a coinsurance with funds withheld arrangement to provide relief from U.S. statutory reserving strain under the commissioner's annuity reserve method (CARVM) for certain DA policies that were issued beginning January 1, 2024 to
December 31, 2026. This agreement cedes a quota share of each base policy's coverage benefits and the guaranteed minimum surrender value on an individual basis.
The Company has a reinsurance agreement to cede an 80% quota share of certain DA, FIA, and FIA with GLWB policies, including certain deposit-type liabilities. See Symetra Bermuda Re Ltd. Reinsurance Transactions discussion below.
The Company had a reinsurance agreement to manage its statutory capital position by ceding fixed deferred and fixed indexed annuities that have a guaranteed return of premium feature and were issued beginning in 2017. The Company recaptured the treaty as of October 1, 2023.
Income Annuities and Structured Settlements
The Company has a 100% modified coinsurance agreement (Income Annuities Inforce Reinsurance Transaction), which was effective as of July 1, 2018, to cede the Company's in-force block of income annuities issued prior to October 1, 2017, which included all of the Company's structured settlement annuities, and a smaller amount of retail SPIA. Under the terms of the agreement, future economic impacts of the reinsured business were transferred to the reinsurer, including interest rate risk, mortality risk, and credit risk on invested assets. As of December 31, 2025 and 2024, the related reserves were $4.3 billion and
$4.5 billion, respectively. The Company continues to service the reinsured business and hold the associated invested assets and policyholder liabilities on its balance sheets. The reinsurer is responsible for the management of invested assets, subject to investment management guidelines.
Associated with the Income Annuities Inforce Reinsurance Transaction, a portion of the ceding commission was recorded as an adjustment to liability for deposit-type contracts on the Company's balance sheets and is amortized over the life of the contracts into benefits expense. The withheld assets supporting the net statutory reserves of the reinsured business are reported as investments on the balance sheets and are legally owned by the Company.
The Company has the ability to offset amounts due to the reinsurer with amounts owed from the reinsurer, as well as access to amounts held in trust, which reduces the risk of loss.
Term and Universal Life
The Company's ceded reinsurance coverage varies by product, policy issue year, and issue age of the insured. For fully underwritten policies issued subsequent to April 2017, the Company retains up to a maximum of $5.0 per life. For fully underwritten policies issued between March 2013 and April 2017, the Company retains up to a maximum of $3.0 per life.
The Company has a 100% coinsurance with funds withheld reinsurance arrangement to manage its statutory capital position by ceding a block of term life insurance policies subject to principle-based reserving method issued subsequent to January 1, 2020 and a block of term life insurance policies subject to Regulation XXX issued prior to 2020. In 2025 and 2024, this agreement was
39
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
amended to change the target funds withheld percentages to economic reserve levels for certain term products, which resulted in additional financing at the amendment effective date.
The Company has a 30% coinsurance with funds withheld and a 70% yearly renewable term reinsurance arrangement to manage its statutory capital position by ceding a block of UL policies with secondary guarantees largely issued between January
2015 and December 2019.
The Company has a 100% coinsurance with funds withheld arrangement with a third-party reinsurer to manage its statutory capital position by ceding survivorship guaranteed universal life policies.
Intercompany Reinsurance Agreements
Symetra Bermuda Re Ltd. Reinsurance Transactions
The Company has an 80% modified coinsurance agreement (Deferred Annuity New Business Reinsurance Transaction) with
SBR, an affiliated Bermuda reinsurer wholly-owned by the Parent, to cede certain FIA and DA policies beginning January 1,
2022.
In 2024, the Company amended the agreement to expand the ceding scope to include FIA policies with GLWB beginning
January 1, 2024, and to permit reserve credit reinsurance arrangements.
In December 2025, the Company executed an amended and restated agreement with SBR which further allowed the Company to cede certain deposit-type liabilities.
On a quarterly basis, the Company pays premiums, net of surrenders and a ceding and expense allowance, to the reinsurer. The ceded premiums are recorded as premiums and annuity considerations, and the ceding and expense allowance received is recorded as commission and expense allowance on reinsurance ceded on the statements of operations. The withheld assets supporting the net statutory reserves of the reinsured business are reported as investments on the balance sheets and are legally owned by the Company. The associated invested assets and policyholder liabilities are held on the Company's balance sheets. As of December 31, 2025 and 2024, the amounts due to SBR for quarterly reinsurance settlements were $16.1 and
$104.6, respectively.
The following table presents significant reinsurance activities between the Company and SBR:

	For the Year Ended December 31,
	2025	2024	2023
Ceded premiums (1) .........................................................................................................................	$5,353.1	$5,116.3	$4,767.2
Ceded surrenders ..............................................................................................................................	(652.3)	(339.0)	(167.7)
Ceding and expense allowance ......................................................................................................	(345.7)	(346.4)	(304.6)
____________________
(1)Includes premiums related to internal exchanges.
As of December 31, 2025 and 2024, total ceded reserves to SBR were $20.1 billion and $13.3 billion, respectively.
In the event of the reinsurer's insolvency, the Company would reclaim the withheld assets supporting the reserve liabilities. The
Company has the ability to offset amounts due to the reinsurer with amounts owed from the reinsurer.
Other Intercompany Agreements
The Company has an excess loss reinsurance agreement with its subsidiary, Symetra National Life Insurance Company, to manage its statutory capital position by ceding survivorship guaranteed universal life policies.
The Company has a 100% coinsurance with funds withheld reinsurance agreement with its subsidiary, Symetra Reinsurance
Corporation. The Company ceded all net policy liabilities related to a block of universal life insurance policies with secondary guarantees issued on or before December 31, 2014. The balance of funds withheld was $248.1 and $236.5 as of December 31,
2025 and 2024, respectively.
Assumed Reinsurance Agreement
In conjunction with the Dearborn Acquisition on October 1, 2025, the Company executed a 100% coinsurance reinsurance transaction to assume Dearborn's group life, DI, and Trad and Term insurance in-force blocks.
40
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Reinsurance Recoverables
The Company evaluates the financial condition of its reinsurers to monitor its exposure to losses from reinsurers' insolvencies.
The Company analyzes reinsurance recoverables, net of assets held in trust and funds withheld required by the related reinsurance agreements, according to the credit ratings and financial health of its reinsurers and is not aware of any of its major reinsurers currently experiencing financial difficulties.
Excluding the Income Annuities Inforce Reinsurance Transaction and Symetra Bermuda Re Ltd. Reinsurance Transactions
discussed above, as of December 31, 2025, $1,616.4 of net reinsurance recoverables was related to four reinsurers, representing 95.0% of the total amount due from reinsurers. As of December 31, 2024, $1,226.7 of net reinsurance recoverables was related to four reinsurers, representing 93.6% of the total amount due from reinsurers. Of the total amounts due from reinsurers, 99.5% and 99.3%, was with reinsurers rated A- or higher by A.M. Best or S&P as of December 31, 2025 and 2024, respectively. The Company had no write-offs or reserves for uncollectible reinsurance in 2025 or 2024.
Premiums and Annuity Considerations
The following table sets forth the effect of reinsurance on premiums and annuity considerations. It is disaggregated by accident and health, and life insurance and annuity products.

	For the Year Ended December 31,
	2025	2024	2023
Direct life insurance in-force ............................................................................................................	$281,072.0	$222,946.1	$183,201.0

Direct:
Accident and health ........................................................................................................................	1,768.6	1,390.9	1,356.7
Life insurance ..................................................................................................................................	1,260.1	1,147.8	990.7
Annuity ..............................................................................................................................................	7,925.1	7,648.9	6,849.3
Total direct premiums ........................................................................................................................	10,953.8	10,187.6	9,196.7
Assumed:
Accident and health .........................................................................................................................	68.0	—	—
Life insurance ...................................................................................................................................	91.3	—	—
Total assumed premiums .................................................................................................................	159.3	—	—
Ceded:
Accident and health ........................................................................................................................	(1,085.6)	(795.9)	(824.8)
Life insurance ..................................................................................................................................	(186.4)	(197.1)	(146.4)
Annuity ..............................................................................................................................................	(5,439.0)	(5,269.6)	(4,697.1)
Total ceded premiums .......................................................................................................................	(6,711.0)	(6,262.6)	(5,668.3)
Net premiums and annuity considerations ....................................................................................	$4,402.1	$3,925.0	$3,528.4

Percentage of amount assumed to net ..........................................................................................	3.6%	—%	—%
Ceded reinsurance reduced the Company’s claims reported on the statements of operations by $1,051.5, $814.7, and $816.2 for the years ended December 31, 2025, 2024, and 2023, respectively.
41
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
8. Life and Annuity Reserves
Annuity Reserves and Deposit-type Liabilities
The following tables present the Company’s annuity reserves and deposit-type liabilities by withdrawal characteristics, including those held in separate account liabilities:

	As of December 31, 2025
Individual Annuities	General Account	Separate Account NonGuaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment ..........................................................................	$16,939.8	$—	$16,939.8	41.0%
At book value less surrender charge of 5% or more (1) ........................	11,958.7	4,311.3	16,270.0	39.4
At fair value ...................................................................................................	—	313.6	313.6	0.7
Total with adjustment or at fair value ...........................................................	28,898.5	4,624.9	33,523.4	81.1
At book value without adjustment (minimal or no charge or adjustment) ......................................................................................................	4,857.4	276.0	5,133.4	12.4
Not subject to discretionary withdrawal .......................................................	2,662.0	—	2,662.0	6.5
Total gross individual annuity actuarial reserves .........................................	36,417.9	4,900.9	41,318.8	100.0%
Less: reinsurance ceded ...............................................................................	710.2	—	710.2
Total net individual annuity actuarial reserves .............................................	$35,707.7	$4,900.9	$40,608.6
____________________
(1)Includes $2,641.1 general account and $466.4 non-guaranteed separate account that will have less than 5% surrender charge and thus be reported with the amounts at book value with minimal or no charge or adjustment for the first time within the year subsequent to December 31,
2025.

	As of December 31, 2025
Group Annuities	General Account	Separate Account NonGuaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment ..........................................................................	$46.2	$—	$46.2	8.2%
At fair value ...................................................................................................	—	140.2	140.2	25.0
Total with adjustment or at fair value ...........................................................	46.2	140.2	186.4	33.2
At book value without adjustment (minimal or no charge or adjustment) ......................................................................................................	374.8	—	374.8	66.7
Not subject to discretionary withdrawal .......................................................	0.6	—	0.6	0.1
Total group annuity actuarial reserves ..........................................................	$421.6	$140.2	$561.8	100.0%

	As of December 31, 2025
Deposit-type Contracts	General Account	Separate Account NonGuaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment ..........................................................................	$407.1	$—	$407.1	8.0%
At fair value ...................................................................................................	—	0.2	0.2	—
Total with adjustment or at fair value ...........................................................	407.1	0.2	407.3	8.0
At book value without adjustment (minimal or no charge or adjustment) ......................................................................................................	79.3	—	79.3	1.6
Not subject to discretionary withdrawal .......................................................	4,581.4	—	4,581.4	90.4
Total gross deposit-fund liabilities ...................................................................	5,067.8	0.2	5,068.0	100.0%
Less: reinsurance ceded ...............................................................................	32.9	—	32.9
Total net deposit-fund liabilities .......................................................................	$5,034.9	$0.2	$5,035.1
42
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	As of December 31, 2024
Individual Annuities	General Account	Separate Account NonGuaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment ..........................................................................	$14,012.4	$—	$14,012.4	39.1%
At book value less surrender charge of 5% or more (1) ........................	10,189.5	3,036.6	13,226.1	36.9
At fair value ...................................................................................................	—	303.8	303.8	0.8
Total with adjustment or at fair value ...........................................................	24,201.9	3,340.4	27,542.3	76.8
At book value without adjustment (minimal or no charge or adjustment) ......................................................................................................	5,568.5	122.6	5,691.1	15.9
Not subject to discretionary withdrawal .......................................................	2,612.6	—	2,612.6	7.3
Total gross individual annuity actuarial reserves .........................................	32,383.0	3,463.0	35,846.0	100.0%
Less: reinsurance ceded ...............................................................................	431.1	—	431.1
Total net individual annuity actuarial reserves .............................................	$31,951.9	$3,463.0	$35,414.9
____________________
(1)Includes $1,316.5 general account and $195.1 non-guaranteed separate account that will have less than 5% surrender charge and thus be reported with the amounts at book value with minimal or no charge or adjustment for the first time within the year subsequent to December 31,
2024.

	As of December 31, 2024
Group Annuities	General Account	Separate Account NonGuaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment .........................................................................	$51.8	$—	$51.8	8.6%
At fair value ..................................................................................................	—	151.5	151.5	25.0
Total with adjustment or at fair value ..........................................................	51.8	151.5	203.3	33.6
At book value without adjustment (minimal or no charge or adjustment) .....................................................................................................	401.9	—	401.9	66.3
Not subject to discretionary withdrawal .....................................................	0.6	—	0.6	0.1
Total group annuity actuarial reserves .........................................................	454.3	151.5	605.8	100.0%

	As of December 31, 2024
Deposit-type Contracts	General Account	Separate Account NonGuaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment .........................................................................	$452.0	$—	$452.0	9.7%
At fair value ..................................................................................................	—	0.2	0.2	—
Total with adjustment or at fair value ..........................................................	452.0	0.2	452.2	9.7
At book value without adjustment (minimal or no charge or adjustment) .....................................................................................................	36.4	—	36.4	0.8
Not subject to discretionary withdrawal .....................................................	4,153.5	—	4,153.5	89.5
Total gross deposit-fund liabilities ..................................................................	4,641.9	0.2	4,642.1	100.0%
Less: reinsurance ceded ..............................................................................	39.0	—	39.0
Total net deposit-fund liabilities ......................................................................	$4,602.9	$0.2	$4,603.1
43
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Total annuity actuarial reserves and deposit-type liabilities were as follows:

	As of December 31,
	2025	2024
Annuity reserves ....................................................................................................................................................	$36,129.4	$32,406.2
Liability for deposit-type contracts ......................................................................................................................	5,034.9	4,602.9
Separate account – annuity reserves and liability for deposit-type contracts .............................................	5,041.3	3,614.7
Total net annuity actuarial reserves and liability for deposit-type contracts ....................................................	$46,205.6	$40,623.8
Life Reserves
The following tables present the Company's life reserves by withdrawal characteristics, including those held in separate account liabilities:

	As of December 31, 2025
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value ..............................................................................................................	$—	$3.4	$8.3
Universal life ..........................................................................................................................................	1,080.2	1,080.6	1,203.4
Universal life with secondary guarantees ..........................................................................................	1,169.1	1,035.1	3,062.6
Indexed universal life with secondary guarantees ...........................................................................	2,294.9	1,723.4	1,813.9
Other permanent cash value life insurance .......................................................................................	—	107.4	109.6
Variable universal life ...........................................................................................................................	51.9	51.9	55.4
Miscellaneous reserves ........................................................................................................................	—	1.1	1.2
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value ........................................................................................................	XXX	XXX	517.4
Accidental death benefits .....................................................................................................................	XXX	XXX	0.3
Disability – active lives ..........................................................................................................................	XXX	XXX	0.6
Disability – disabled lives .....................................................................................................................	XXX	XXX	95.0
Miscellaneous reserves ........................................................................................................................	XXX	XXX	216.9
Total gross life insurance reserves ...........................................................................................................	4,596.1	4,002.9	7,084.6
Less: reinsurance ceded .........................................................................................................................	—	—	2,264.2
Total net life insurance reserves ...............................................................................................................	$4,596.1	$4,002.9	$4,820.4

	As of December 31, 2025
	Separate Account with Guarantees			Separate Account NonGuaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life ................................................................	$5,020.7	$5,020.7	$5,020.7	$—	$—	$—
Variable universal life .................................................	—	—	—	627.2	616.4	616.4
Total life insurance reserves ............................................	$5,020.7	$5,020.7	$5,020.7	$627.2	$616.4	$616.4
44
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	As of December 31, 2024
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value ..............................................................................................................	$—	$2.9	$8.0
Universal life ...........................................................................................................................................	1,093.2	1,093.8	1,214.0
Universal life with secondary guarantees ..........................................................................................	1,169.9	969.6	2,783.3
Indexed universal life with secondary guarantees ............................................................................	1,809.0	1,332.8	1,408.7
Other permanent cash value life insurance .......................................................................................	—	46.1	48.3
Variable universal life ............................................................................................................................	56.0	56.0	60.6
Miscellaneous reserves ........................................................................................................................	—	1.8	1.8
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value .........................................................................................................	XXX	XXX	466.0
Accidental death benefits .....................................................................................................................	XXX	XXX	0.2
Disability – active lives ..........................................................................................................................	XXX	XXX	0.7
Disability – disabled lives ......................................................................................................................	XXX	XXX	47.5
Miscellaneous reserves ........................................................................................................................	XXX	XXX	213.9
Total gross life insurance reserves ...........................................................................................................	4,128.1	3,503.0	6,253.0
Less: reinsurance ceded .........................................................................................................................	—	—	2,083.4
Total net life insurance reserves ................................................................................................................	$4,128.1	$3,503.0	$4,169.6

	As of December 31, 2024
	Separate Account with Guarantees			Separate Account NonGuaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life ................................................................	$4,946.8	$4,946.8	$4,946.8	$—	$—	$—
Variable universal life .................................................	—	—	—	673.8	663.3	663.3
Total life insurance reserves ............................................	$4,946.8	$4,946.8	$4,946.8	$673.8	$663.3	$663.3
Total life insurance reserves were as follows:

	As of December 31,
	2025	2024
Life insurance reserves .......................................................................................................................................	$4,592.7	$4,004.1
Accidental death benefits reserves ...................................................................................................................	0.3	0.2
Disability – active lives reserves........................................................................................................................	0.6	0.7
Disability – disabled lives reserves ...................................................................................................................	92.7	45.4
Miscellaneous reserves ......................................................................................................................................	134.1	119.2
Separate account life insurance reserves .......................................................................................................	5,637.1	5,610.1
Total net life insurance reserves ...........................................................................................................................	$10,457.5	$9,779.7
As of December 31, 2025 and 2024, the Company had $8,724.3 and $8,756.6, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard valuation established by the Department. Related reserves of $202.2 and $209.0 as of December 31, 2025 and 2024, respectively, were included in life and annuity reserves.
45
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
9. Liability for Unpaid Claims
The following table provides a reconciliation of the beginning and ending liability balances for unpaid claims, net of reinsurance recoverables:

	For the Year Ended December 31,
	2025	2024	2023
Balance, beginning of the year .......................................................................................................	$761.3	$710.2	$633.2
Less: reinsurance recoverables ...................................................................................................	278.3	265.3	214.6
Net balance, beginning of the year ................................................................................................	483.0	444.9	418.6
Add provision for claims, net of reinsurance, occurring in:
Current year ....................................................................................................................................	902.5	676.6	663.9
Prior years .......................................................................................................................................	(26.2)	(0.9)	2.5
Net incurred losses during the year ...............................................................................................	876.3	675.7	666.4
Deduct payments for claims, net of reinsurance, occurring in:
Current year ....................................................................................................................................	529.0	427.4	425.1
Prior years .......................................................................................................................................	225.2	212.1	208.5
Net claim payments during the current year .................................................................................	754.2	639.5	633.6
Valuation basis change and corrections ........................................................................................	—	1.9	(6.5)
Policies assumed in Dearborn Acquisition ....................................................................................	525.3	—	—
Net balance, end of year ..................................................................................................................	1,130.4	483.0	444.9
Add: reinsurance recoverables ....................................................................................................	372.7	278.3	265.3
Balance, end of year .........................................................................................................................	$1,503.1	$761.3	$710.2
Liabilities for unpaid claims are recorded in policy and contract claims, life and annuity reserves, and accident and health reserves on the balance sheets. The Company uses estimates in determining its liability for unpaid claims. These estimates are primarily based on historical claim payment patterns and expected loss ratios to provide for the inherent variability in claim patterns and severity. For the year ended December 31, 2025, the change in prior year incurred claims was primarily due to improved group life and DI claims experience for disability reserves from previous years. For the year ended December 31,
2024, the change in prior year incurred claims was primarily due to favorable claims experience on medical stop-loss policies issued in 2023, partially offset by unfavorable claims experience on life insurance policies issued in 2023.
10. Capital and Surplus
The NAIC establishes certain risk-based capital (RBC) requirements for U.S. life and health insurance companies. Under those requirements, the amount of capital and surplus to be maintained by a life and health insurance company is determined based on various risk factors. As of December 31, 2025 and 2024, the Company exceeded the minimum capital and surplus and RBC requirements.
Under Iowa law, the Company may pay dividends only from the earned surplus arising from its business and must receive the prior approval of the Department to pay stockholder dividends or make any other distribution if such distributions would exceed certain statutory limitations. Iowa law gives the Department discretion to disapprove requests for distributions in excess of these limits. Extraordinary dividends include those made within the preceding twelve months that exceed the greater of (i) 10% of statutory policyholder surplus as of the previous year-end or (ii) the statutory net gain from operations from the previous calendar year. Based on December 31, 2025 statutory results, the maximum dividend that may be paid without prior approval in 2026 is
$271.1.
During 2025 and 2024, the Company did not pay any dividends to its Parent. During 2023, the Company paid $207.0 of dividends to its Parent.
Surplus Notes
In 2025, the Company issued $500.0 surplus notes due October 1, 2055 with net proceeds totaling $490.8. These surplus notes bear interest at an annual rate of 6.55%, and interest is payable semi-annually on October 1 and April 1 of each year beginning
April 1, 2026. The surplus notes are subordinated to all current and future indebtedness, rank equally with any future surplus notes, and are redeemable at any time with regulatory approval. Any payment of interest on, principal of, or redemption requires prior approval from the Department and may be made only out of the available surplus. As of December 31, 2025, the surplus
46
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
notes had no approved payments or accrued interest. In March 2026, the Company received approval from the Department to make a semi-annual interest payment on the notes and paid interest of $22.5 on April 1, 2026.
11. Income Taxes
The components of DTAs and deferred tax liabilities (DTLs) are as follows:

	As of December 31, 2025			As of December 31, 2024			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs ..............................	$691.8	$10.0	$701.8	$525.0	$10.8	$535.8	$166.8	$(0.8)	$166.0
Less: DTAs nonadmitted ........	296.5	0.7	297.2	181.1	4.3	185.4	115.4	(3.6)	111.8
Subtotal admitted DTAs ............	395.3	9.3	404.6	343.9	6.5	350.4	51.4	2.8	54.2
Less: DTLs ...............................	140.6	41.1	181.7	119.8	29.4	149.2	20.8	11.7	32.5
Net admitted DTAs ....................	$254.7	$(31.8)	$222.9	$224.1	$(22.9)	$201.2	$30.6	$(8.9)	$21.7
The admission calculation components are as follows:

	As of December 31, 2025			As of December 31, 2024			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks .........	$—	$4.8	$4.8	$—	$0.8	$0.8	$—	$4.0	$4.0
(1) Adjusted gross DTAs expected to be realized following the balance sheet date .........................................	255.3	—	255.3	224.9	—	224.9	30.4	—	30.4
(2) Adjusted gross DTAs allowed per limitation threshold ................................	XXX	XXX	494.1	XXX	XXX	435.2	XXX	XXX	58.9
Adjusted gross DTAs expected to be realized after application of the limitation threshold (lesser of (1) and (2)) .............................................	255.3	—	255.3	224.9	—	224.9	30.4	—	30.4
Adjusted gross DTAs offset by gross DTLs .........................	140.0	4.5	144.5	119.0	5.7	124.7	21.0	(1.2)	19.8
DTAs admitted ............................	$395.3	$9.3	$404.6	$343.9	$6.5	$350.4	$51.4	$2.8	$54.2
As of December 31, 2025 and 2024, the ratio percentage used to determine the recovery period and limitation threshold amount was 807% and 748%, respectively. As of December 31, 2025 and 2024, the amount of adjusted capital and surplus used to determine the recovery period and limitation threshold amounts were $3,293.9 and $2,901.1, respectively. The results of this calculation component enable the Company to admit DTAs expected to reverse within three years, if not previously admitted as a carryback.
The admission calculations for 2025 and 2024 were not significantly impacted by tax-planning strategies. The Company had no unrecognized DTLs as of December 31, 2025 or 2024.
The components of current income tax expense (benefit) are as follows:

	For the Year Ended December 31,
	2025	2024	2023
Federal income tax expense (benefit) ........................................................................................	$2.5	$81.6	$96.7
Federal income tax expense (benefit) on net capital gains (losses) ......................................	12.7	8.4	(19.7)
Federal income tax expense (benefit) incurred ............................................................................	$15.2	$90.0	$77.0
47
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
The main components of deferred tax amounts are as follows:

	As of December 31,
	2025	2024	Change
DTAs
Ordinary:
Policyholder reserves ............................................................................................................	$259.4	$241.3	$18.1
Investments ............................................................................................................................	52.1	47.9	4.2
Deferred acquisition costs ....................................................................................................	202.2	173.2	29.0
Receivables - nonadmitted ...................................................................................................	20.0	22.2	(2.2)
Goodwill and intangibles .......................................................................................................	134.8	0.8	134.0
Other ........................................................................................................................................	23.3	39.6	(16.3)
Total ordinary DTAs ..................................................................................................................	691.8	525.0	166.8
Less: Total ordinary DTAs – nonadmitted .............................................................................	296.5	181.1	115.4
Net admitted ordinary DTAs .......................................................................................................	395.3	343.9	51.4
Capital:
Investments ...............................................................................................................................	10.0	10.8	(0.8)
Less: Nonadmitted ...................................................................................................................	0.7	4.3	(3.6)
Net admitted capital DTAs .........................................................................................................	9.3	6.5	2.8
Net admitted DTAs .........................................................................................................................	404.6	350.4	54.2

DTLs
Ordinary:
Policyholder reserves ............................................................................................................	83.9	81.4	2.5
Investments ............................................................................................................................	40.9	28.1	12.8
Other ........................................................................................................................................	15.8	10.3	5.5
Total ordinary DTLs ..................................................................................................................	140.6	119.8	20.8
Capital:
Investments ............................................................................................................................	41.1	29.4	11.7
Total capital DTLs .....................................................................................................................	41.1	29.4	11.7
Total DTLs ....................................................................................................................................	181.7	149.2	32.5
Net DTAs/DTLs ...............................................................................................................................	$222.9	$201.2	21.7

Net change in DTA/DTL ..........................................................................................................................................................................			133.5
Surplus adjustments:
Tax effect of change in unrealized capital gains (losses) ................................................................................................................			1.1
Adjusted change in net deferred income taxes ...................................................................................................................................			$134.6
The Company expects it will fully realize the DTAs and no statutory valuation allowance has been recorded as of December 31,
2025 or 2024.
48
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Differences between the federal income tax provision and the change in deferred taxes computed by applying the U.S. federal income tax rate of 21% to the net gain (loss) from operations before federal income taxes and the realized capital losses and the actual tax provision are as follows:

	For the Year Ended December 31,
	2025	2024	2023
Ordinary income (loss) tax expense (benefit) at federal statutory rate .................................	$35.0	$33.6	$18.0
Capital income (loss) tax expense (benefit) at federal statutory rate ....................................	17.3	14.7	(3.9)
Total expected income tax expense (benefit) ...............................................................................	52.3	48.3	14.1
Significant statutory to tax adjustments on taxes:
Tax credits .......................................................................................................................................	(7.9)	(3.4)	(4.1)
Change in nonadmitted asset ......................................................................................................	(150.8)	(4.8)	(3.4)
Change in valuation basis – statutory reserves	(4.9)	(4.8)	(1.9)
Change in liability for unauthorized reinsurance .......................................................................	0.3	(0.3)	14.9
Other ................................................................................................................................................	(8.4)	0.7	(3.9)
Total federal income tax expense (benefit) ...................................................................................	$(119.4)	$35.7	$15.7

Federal income tax expense (benefit) ........................................................................................	$15.2	$90.0	$77.0
Adjusted change in net deferred income taxes .........................................................................	(134.6)	(54.3)	(61.3)
Total statutory income tax expense (benefit) ................................................................................	$(119.4)	$35.7	$15.7
As of December 31, 2025, the Company had no tax credit carryforwards and no operating loss or capital loss carryforwards to offset against future taxable income.
The amount of federal income taxes incurred that are available for recovery in the event of the carryback of future net capital losses is as follows:

	For the Year Ended December 31,
	2025	2024	2023
Capital gains ......................................................................................................................................	$5.0	$—	$—
The Company does not have any deposits admitted under Section 6603 of the Internal Revenue Code. The Company has no tax
loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of
December 31, 2025.
The Company is included as a member of a consolidated life/non-life federal income tax return under the Parent in the U.S.
federal jurisdiction. The Company's state income tax filings and filing groups vary based on applicable rules in each state jurisdiction. The Company's federal and state income tax returns are generally open for examination for tax years 2022 through the present. In addition, certain other tax years remain open for examination due to loss carryback/carryforward provisions or amended returns, including life group returns for 2019 through 2021.
The Inflation Reduction Act (Act) was enacted on August 16, 2022. The Act includes a new corporate alternative minimum tax
(CAMT), which is effective for tax years beginning after 2022 and applies to corporations with average adjusted financial statement income in excess of certain thresholds as defined in the Act. The tax-controlled group of corporations of which the
Company is a member has determined that it does not expect to be an applicable corporation that is subject to the CAMT in
2025.
49
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
12. Separate Accounts
Separate account assets are attributed to the following products:

	As of December 31, 2025			As of December 31, 2024
	Legally Insulated	Not Legally Insulated	Total	Legally Insulated	Not Legally Insulated	Total
BOLI (1) ........................................................	$5,020.7	$205.5	$5,226.2	$4,946.8	$198.5	$5,145.3
RILA ..............................................................	523.1	4,303.7	4,826.8	348.3	3,062.7	3,411.0
Variable annuities .......................................	454.1	—	454.1	455.5	—	455.5
Variable COLI ..............................................	405.6	—	405.6	471.1	—	471.1
VUL ...............................................................	221.5	—	221.5	202.8	—	202.8
Total .................................................................	$6,625.0	$4,509.2	$11,134.2	$6,424.5	$3,261.2	$9,685.7
____________________
(1)The Company allows interest income above the required policy account values within the BOLI separate account. The amount accumulated over and above the required policy account values is not considered to be legally insulated.
The fair value of BOLI and RILA invested assets not reported at fair value and related net unrealized gains (losses) are as follows:

	As of December 31,
	2025		2024
	Fair Value	Net Unrealized Gains (Losses)	Fair Value	Net Unrealized Gains (Losses)
BOLI ..............................................................................................................	$4,607.4	$(578.9)	$4,363.8	$(743.6)
RILA ..............................................................................................................	3,444.3	(6.3)	2,526.9	(70.4)
In accordance with contract provisions relating to the Company’s separate account products, some separate account liabilities are guaranteed by the general account. For the years ended December 31, 2025 and 2024, the separate accounts did not pay the general account material amounts for risk charges, and the general account did not pay material amounts due to separate account guarantees.
The following table provides premium and reserve information for the separate accounts of the Company:

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations, or deposits for the year ended December 31, 2025 ................................................................................	$—	$—	$1,231.8	$1,231.8

Reserves as of December 31, 2025:
For accounts with assets at:
Fair value .............................................................................................	$—	$—	$2,182.3	$2,182.3
Amortized cost ....................................................................................	2,335.0	2,685.7	3,475.4	8,496.1
Total reserves ..............................................................................................	$2,335.0	$2,685.7	$5,657.7	$10,678.4

By withdrawal characteristics:
At book value without fair value adjustment and with current surrender charge of 5% or more ...................................................	$—	$—	$3,266.3	$3,266.3
At fair value...........................................................................................	—	—	2,182.3	2,182.3
At book value without fair value adjustment and with current surrender charge less than 5% .....................................................	2,335.0	2,685.7	209.1	5,229.8
Total reserves ..............................................................................................	$2,335.0	$2,685.7	$5,657.7	$10,678.4
50
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations, or deposits for the year ended December 31, 2024 ................................................................................	$—	$—	$1,143.0	$1,143.0

Reserves as of December 31, 2024:
For accounts with assets at:
Fair value .............................................................................................	$—	$—	$1,790.8	$1,790.8
Amortized cost ....................................................................................	2,306.3	2,640.6	2,487.3	7,434.2
Total reserves ..............................................................................................	$2,306.3	$2,640.6	$4,278.1	$9,225.0

By withdrawal characteristics:
At book value without fair value adjustment and with current surrender charge of 5% or more ......................................................	$—	$—	$2,390.7	$2,390.7
At fair value ..............................................................................................	—	—	1,790.8	1,790.8
At book value without fair value adjustment and with current surrender charge less than 5% ........................................................	2,306.3	2,640.6	96.6	5,043.5
Total reserves ..............................................................................................	$2,306.3	$2,640.6	$4,278.1	$9,225.0

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations, or deposits for the year ended December 31, 2023 ................................................................................	$—	$—	$415.3	$415.3
The following table provides a reconciliation of amounts transferred to and from the separate accounts as reported on the statements of operations:

	For the Year Ended December 31,
	2025	2024	2023
Transfers to separate accounts ...................................................................................................	$1,471.7	$1,367.8	$572.8
Transfers from separate accounts ...............................................................................................	(677.3)	(495.1)	(435.6)
Net transfers to (from) separate accounts ....................................................................................	794.4	872.7	137.2
Deposits in free look period and other timing differences .......................................................	(0.2)	(0.7)	—
Net transfers to (from) separate accounts as reported on statements of operations ............	$794.2	$872.0	$137.2
13. Related Parties
The following discussion relates to transactions entered into by the Company with related parties and affiliates. Refer to Note 7 for further discussion on reinsurance agreements and amounts payable or receivable with related parties or affiliates in connection with reinsurance agreements.
It is the Company's policy to settle amounts due with affiliated companies not less than quarterly, except for certain long-term compensation liabilities that are settled when the awards are paid and short-term intercompany borrowings. Balances with related parties recorded in the Company's financial statements were as follows:

	As of December 31,
	2025	2024
Balances with Parent and affiliates:
Receivables ..........................................................................................................................................	$1.0	$5.5
Payables ................................................................................................................................................	(16.4)	(4.4)
The Company has entered into various agreements with its Parent and its affiliates for services necessary to conduct its activities. These agreements specify that the parties will provide to and receive from each other certain general services related to sharing common management, personnel, and facilities, and that the related expenses will be shared. These expenses
51
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
include rent, corporate overhead, payroll, benefits, data processing systems, finance, information technologies, and other charges, and are included in general insurance expenses on the statements of operations. General service expenses are allocated among legal entities using methodologies that management believes to be reasonable to estimate service utilization, including headcount, time studies, or relevant activity levels.
The Company has an agreement with Symetra Investment Management Company (SIM), an affiliated registered investment advisor wholly-owned by the Parent, to provide investment advisory services related to the Company’s invested assets and with
Symetra Investment Management Real Estate Investors (SIMREI), a subsidiary of SIM, to provide investment management services related to the Company's mortgage loan portfolio.
The Company also paid concessions, general agent fees, administrative fees, and underwriting fees for services provided by its affiliates, primarily to Symetra Securities, Inc.
During 2025, the Company received a cash capital contribution of $400.0 from its Parent. During 2024 and 2023, the Company did not receive any capital contributions from its Parent.
The Company has a short-term intercompany borrowing agreement with its Parent, under which the Company periodically loans money to its Parent. As of December 31, 2025 and 2024, the balance of the loan was $0.0 and $37.0, respectively.
During 2025, 2024, and 2023, the Company did not contribute cash to its subsidiaries.

	For the Year Ended December 31,
	2025	2024	2023
Transactions with Parent and affiliates:
Payments for investment management and support services .................................................	$81.7	$63.2	$56.6
Shared services expenses (allocated) payments, net (1) ........................................................	(24.3)	(32.7)	(26.8)
Payments for concessions, general agent fees, administrative fees, and underwriting fees (2) ..............................................................................................................................................	53.7	46.0	23.1
___________________
(1)Reported primarily in general insurance expenses on the statements of operations.
(2)Reported primarily in commissions on the statements of operations.
14. Commitments and Contingencies
Litigation
Because of the nature of its business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company establishes liabilities for legal loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. In such cases, any estimate is not an indication of expected loss, if any, and there still may be an exposure to loss more than any amounts reasonably estimated and accrued.
For matters where a loss is believed to be reasonably possible, but not probable, no liability is established. For such matters, the
Company may provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made.
The Company reviews relevant information with respect to litigation and regulatory matters on a quarterly basis and updates its established liabilities, disclosures, and estimates of reasonably possible losses or range of loss based on such reviews.
Although the Company cannot predict the outcome of any litigation or regulatory action, the Company does not believe that any such matters will have an impact on its financial condition or results of operations that differs materially from the Company’s established liabilities. However, given the inherent difficulty in predicting the outcome of such matters, it is possible that an adverse outcome in certain such matters could be material to the Company’s financial condition or results of operations for any reporting period.
52
SYMETRA LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
(All dollar amounts in millions unless otherwise stated)
Other Commitments
The following table presents the Company's significant commitments not recognized on the balance sheet, including those associated with separate accounts:

As of December 31, 2025
Unfunded commitments to partnership investments and related structured securities ......................................................	$1,161.2
Unfunded mortgage loan commitments, approved not yet funded ........................................................................................	177.2
Unfunded private placement commitments, purchased, not yet funded ...............................................................................	267.0
The Company had no other material commitments or contingencies as of December 31, 2025.